As filed with the Securities and Exchange Commission on October 21, 2005

                                                           File No. 333-_______



                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)



                          PIONEER SMALL CAP VALUE FUND

               (Exact Name of Registrant as Specified in Charter)



                              (617) 742-7825 (Area
                           Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: David C. Phelan, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.


It is proposed that this registration statement will become effective automatically on November 20, 2005, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                           PIONEER SMALL COMPANY FUND

                              IMPORTANT INFORMATION

Dear Shareholder:

     I am writing to ask that you vote in favor of an important proposal that will affect your investment in Pioneer Small Company Fund ("your fund" or "Small Company Fund"). Your fund's investment adviser, Pioneer Investment Management, Inc., manages two mutual funds that focus on small-capitalization companies, your fund and Pioneer Small Cap Value Fund ("Small Cap Value Fund"). The enclosed combined prospectus/proxy statement contains information about a proposal to reorganize your fund into Small Cap Value Fund. If approved, you would become a shareholder of Small Cap Value Fund and would receive shares of Small Cap Value Fund equal in value to the value of your shares in Small Company Fund. Small Cap Value Fund would be the legal, accounting and performance survivor of the reorganization, with that fund's investment strategy, policies and overall structure being retained. The result will be that you become a shareholder of a fund the investment goals and focus of which are similar to your fund, but which will be substantially larger in size as a result of the reorganization. Our hope is that a larger asset base will enable the combined fund to invest more efficiently and to have the potential to realize expense savings in the future. Historically, the expense ratio of Small Cap Value Fund has been lower than your fund's expense ratio, and Small Cap Value Fund ha achieved better investment returns than your fund. Your fund is selling its assets to Small Cap Value Fund and, consequently, Small Cap Value Fund will be the legal entity that continues after the reorganization.


                    WHY IS THE REORGANIZATION BEING PROPOSED?

     The trustees of your fund believe that reorganizing your fund into Small Cap Value Fund offers you potential benefits, including the opportunity to be part of a combined fund with a larger asset size that may be better positioned in the market to increase asset size and achieve economies of scale. Each fund's shareholders will realize lower expenses following the reorganization due to the increased asset base. Each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. In addition, the larger portfolio of the combined fund may enable Small Cap Value Fund to hold larger positions in individual securities and, consequently, achieve better net prices on securities trades.


                                YOUR VOTE MATTERS

     After careful consideration, your fund's trustees have unanimously approved the reorganization of Small Company Fund into Small Cap Value Fund. The enclosed combined prospectus/proxy statement contains further explanation and important details about the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on January 20, 2006.

     Your vote makes a difference, regardless of the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone; via mail by returning the enclosed voting card; or via the Internet. Please refer to the enclosed proxy card and instruction letter for information about voting by telephone or via the Internet. If you have any questions or need additional information, please contact a Pioneer Customer Service Representative at 1-800-622-3265 between 9:00 a.m. and 5:00 p.m. (Boston time). I thank you for your prompt vote on this matter.

Sincerely,


Osbert M. Hood
President and Chief Executive Officer
Pioneer Investment Management, Inc.

                           PIONEER SMALL COMPANY FUND

                      ("your fund" or "Small Company Fund")

                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         SCHEDULED FOR JANUARY 17, 2006

     This is the formal agenda for your fund's shareholder meeting (the "meeting"). It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

     A special shareholder meeting for your fund will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts on January 17, 2006, at 2:00 p.m., Boston time, to consider the following:

1 A proposal to approve an Agreement and Plan of Reorganization between your fund and Pioneer Small Cap Value Fund ("Small Cap Value Fund"). Under this Agreement and Plan of Reorganization, your fund will transfer all of its assets to Small Cap Value Fund in exchange for Class A, B, C and R shares of Small Cap Value Fund. Class A, B, C and R shares of Small Cap Value Fund will be distributed to your fund's shareholders in proportion to their Class A, B, C and R holdings on the reorganization date. Small Cap Value Fund also will assume all of your fund's liabilities. Your fund will then be dissolved.

2    Any other business that may properly come before the meeting.


     YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

          Shareholders of record as of the close of business on [ _________ ], 2005 are entitled to vote at the meeting and any related follow-up meetings.



By Order of the Board of Trustees,


Dorothy E. Bourassa, Secretary

Boston, Massachusetts

[              ], 2005


WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY. If shareholders do not return their proxies in sufficient numbers, your fund may be required to make additional solicitations.

                               PROXY STATEMENT OF

                           PIONEER SMALL COMPANY FUND


                                 PROSPECTUS FOR

                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES

                          PIONEER SMALL CAP VALUE FUND
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

     This combined prospectus/proxy statement contains information you should know before voting on the proposed reorganization of your fund into Small Cap Value Fund. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

     o Your fund will transfer all of its assets to Small Cap Value Fund. Small Cap Value Fund will assume your fund's liabilities.

     o Small Cap Value Fund will issue Class A, Class B, Class C and Class R shares to your fund in amounts equal to the value of your fund's net assets attributable to its Class A, Class B, Class C and Class R shares, respectively. These shares will be distributed to each shareholder of your fund in proportion to their holdings of the respective class of shares on the reorganization date and shareholders will become shareholders of Small Cap Value Fund.

     o Your fund will be dissolved following the closing of the reorganization.

     o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to Small Cap Value Fund, your fund or the shareholders of your fund.

Why Your Fund's Trustees Recommend the Reorganization

     The trustees of your fund believe that reorganizing your fund into Small Cap Value Fund, a fund with similar investment policies, and having a combined fund with greater assets, offers you potential benefits. These potential benefits and considerations include:

     o Historically, the expense ratio of Small Cap Value Fund has been lower than the expense ratio of your fund. For the six month period ended May 31, 2005, the expense ratio of the Class A share of Small Cap Value Fund were 1.48% compared to the expense ratio of the Class A shares of your fund of 1.63% for the six month period ended April 30, 2005.

     o The opportunity to be part of a combined fund with substantially greater assets that may be better positioned in the market to further increase asset size and achieve economies of scale. Economies of scale have potential benefits to the combined fund in two ways. First, a larger fund, which trades in larger blocks of stock, will be able to hold larger positions in individual securities and, consequently, have an enhanced ability to achieve better net prices on securities trades. In addition, each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The combination of the funds resulting from the reorganization may spread fixed expenses over a larger asset base, potentially contributing to a lower expense ratio in the long term than your fund would achieve separately; and

     o Historically, the investment return of Small Cap Value Fund has exceed the return of your fund. As of June 30, 2005, the one, three and five year return on the Class A shares of Small Cap Value Fund were 13.61%, 11.62% and 9.80%, respectively. As of June 30, 2005, the one, three and five year return on Class A shares of your fund were 3.56%, 4.95% and 3.95%, respectively.

     o The same investment objective and similar investment policies and portfolio composition.

Therefore, your fund's trustees recommend that you vote FOR the reorganization.

     Shares of Small Cap Value Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     Shares of Small Cap Value Fund have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
Where to Get More Information
--------------------------------------------------------------------------------
Your fund's most recent Class A,   On file with the SEC and available at
Class B and Class C shares and     no charge by calling our toll-free
Class R shares prospectuses,       number: 1-800-622-3265.
dated March 1, 2005, and any
applicable supplements.            On file with the SEC and available at
                                   no charge by calling our toll-free
Your fund's multi-class statement  number: 1-800-622-3265.
of additional information ("SAI")
dated March 1, 2005. It contains   On file with the SEC and available at
additional information about your  no charge by calling our toll-free
fund.                              number: 1-800-622-3265. See "Available
                                   Information."
Your fund's annual report to
shareholders dated October 31,
2004 and semi-annual report to
shareholders dated April 30,
2005.
--------------------------------------------------------------------------------
Small Cap Value Fund's most        On file with the SEC and available at
________ recent Class A, Class B   charge by calling our toll-free C shares
and Class no and Class R shares    1-800-622-3265.
________ number: prospectuses,
dated April 1, 2005, and any       0n file with the SEC and available at
applicable supplements.            no charge by calling our toll-free
                                   number: 1-800-622-3265.
Small Cap Value Fund's
multi-class SAI dated April 1,
2005. It contains additional       On file with the SEC and available at
information about Small Cap Value  no charge by calling our toll-free
Fund.                              number: 1-800-622-3265.

Small Cap Value Fund's annual
report to shareholders dated
November 30, 2004 and semi-annual
report to shareholders dated May
31, 2005.
--------------------------------------------------------------------------------
An SAI for this joint              On file with the SEC and available at
prospectus/proxy statement, dated  no charge by calling our toll-free
[         ], 2005. It contains     number: 1-800-622-3265. This SAI is
additional information about your  incorporated by reference into this
fund and Small Cap Value Fund.     combined prospectus/proxy statement.
--------------------------------------------------------------------------------
To ask questions about this        Call our toll-free telephone number:
combined prospectus/proxy          1-800-622-3265.
statement.
--------------------------------------------------------------------------------

 The date of this combined prospectus/proxy statement is [ ___________ ], 2005.

TABLE OF CONTENTS

                                                                         Page
                                                                         ----
INTRODUCTION                                                             [  ]

SUMMARY                                                                  [  ]

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION             [  ]

CAPITALIZATION                                                           [  ]

BOARD'S EVALUATION AND RECOMMENDATION                                    [  ]

VOTING RIGHTS AND REQUIRED VOTE                                          [  ]

ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS                           [  ]

FINANCIAL HIGHLIGHTS                                                     [  ]

INFORMATION CONCERNING THE MEETING                                       [  ]

OWNERSHIP OF SHARES OF THE FUNDS                                         [  ]

EXPERTS                                                                  [  ]

AVAILABLE INFORMATION                                                    [  ]

Exhibit A - Form of Agreement and Plan of Reorganization                  A-1

Exhibit B - Portfolio Management Discussion of Fund Performance           B-1

                                  INTRODUCTION

     This combined prospectus/proxy statement is being used by the board of trustees of your fund to solicit proxies to be voted at a special meeting of shareholders (the "meeting") of your fund. This meeting will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts 02109 on January 17, 2006 at 2:00 p.m., Boston time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement"), a form of which is attached here to as Exhibit A, providing for the reorganization of your fund into Small Cap Value Fund. This combined proxy statement/prospectus is being mailed to your fund's shareholders on or about [ ________ ], 2005.

     This combined prospectus/proxy statement includes information about the proposal, including a comparison summary. You should read the entire prospectus/proxy statement carefully, including Exhibits A and B, because they are a part of this prospectus/proxy statement and contain details that are not in the summary. A Statement of Additional Information, dated [ ], 2005, includes additional information regarding Small Company Fund and Small Cap Value Fund and is incorporated herein by reference. You may obtain a copy of the Statement of Additional Information by calling 1-800-622-3265.

Who is Eligible to Vote?

     Shareholders of record on [ __________ ], 2005 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.


                                     SUMMARY

     The following is a summary of more complete information appearing later in this combined proxy statement/prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement attached as Exhibit A, because they contain details that are not in the summary.

     In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Small Cap Value Fund.

     The investment objectives of the two funds are the same and the principal investment strategies of the fund are substantially the same.

            Comparison of Small Company Fund to Small Cap Value Fund

------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Business                  A diversified, open-end investment management            A diversified, open-end investment management
                          company organized as a Delaware statutory trust.         company organized as a Delaware statutory
                                                                                   trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets, as of         $174 million                                             $684 million
August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser        Investment Adviser:
and portfolio             Pioneer Investment Management, Inc. ("Pioneer")
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
managers                  Portfolio Managers:                                      Portfolio Managers:
                          Day-to-day management of the fund's portfolio is         Day-to-day management of the fund's portfolio
                          the responsibility of Diego Franzin and Michael          is the responsibility of David M. Adams,
                          Rega. The portfolio co-managers draw upon the            portfolio manager, and John McPherson,
                          research and investment management expertise of          assistant portfolio manager. The portfolio
                          the global research team, which provides                 managers are supported by the small cap team.
                          fundamental and quantitative research on companies       Members of this team manage other Pioneer funds
                          and includes members from Pioneer's affiliate,           investing primarily in small cap securities.
                          Pioneer Investment Management Limited. Mr.               The portfolio managers and the team also may
                          Franzin, vice president and head of U.S.                 draw upon the research and investment
                          Quantitative Research & Management and leader of         management expertise of the global research
                          Global Active Quantitative Equity Research, joined       team, which provides fundamental research on
                          Pioneer in 1998 as an active quantitative equity         companies and includes members from Pioneer's
                          research analyst. Mr. Rega, vice president and           affiliate, Pioneer Investment Management
                          senior portfolio manager, joined Pioneer in 2004.        Limited. Mr. Adams is a vice president of
                          Prior to joining Pioneer, Mr. Rega was a vice            Pioneer. He joined Pioneer in 1994 and has been
                          president and portfolio manager at Liberty               an investment professional since 1992. Mr.
                          Financial (formerly Colonial Management                  McPherson joined Pioneer in September 2002 as
                          Associates) from 1993 to 2000 and at 646 Advisors        an assistant portfolio manager. Prior to
                          from 2000 to 2004.                                       joining Pioneer, he was employed by Middleton &
                                                                                   Company as an analyst on the team responsible
                                                                                   for managing the equity portion of high net
                                                                                   worth client portfolios. From 1997 to 2001 Mr.
                                                                                   McPherson was an analyst with Evergreen
                                                                                   Investment Management.
------------------------------------------------------------------------------------------------------------------------------------
Investment                Each fund seeks capital growth by investing in a diversified portfolio of securities consisting
objective                 primarily of common stocks. The investment objective of each fund is fundamental and cannot be changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
Primary                   Normally, the fund invests at least 80% of its           Normally, the fund invests at least 80% of its
investments               total assets in equity securities of small               net assets (including borrowing, if any, for
                          companies. Small companies are those with market         investment purposes) in equity securities of
                          values, at the time of investment, that do not           small companies. Small companies are those with
                          exceed the greater of the market capitalization of       market values, at the time of investment, that
                          the largest company within the Russell 2000 Index        do not exceed the greater of the market
                          or the 3-year rolling average of the market              capitalization of the largest company within
                          capitalization of the largest company within the         the Russell 2000 Index or the 3-year rolling
                          Russell 2000 Index as measured at the end of the         average of the market capitalization of the
                          preceding month. The Russell 2000 Index measures         largest company within the Russell 2000 Index
                          the performance of the 2,000 smallest companies in       as measured at the end of the preceding month.
                          the Russell 3000 Index. The size of the companies        The Russell 2000 Index measures the performance
                          in the index changes with market conditions and the      of the 2,000 smallest companies in the Russell
                          composition of the index. Pioneer monitors the           3000 Index. The size of the companies in the
                          fund's portfolio so that, under normal                   index changes with market conditions and the
                          circumstances, the capitalization range of the           composition of the index. Pioneer monitors the
                          fund's portfolio is consistent with the inclusion        fund's portfolio so that, under normal
                          of the fund in the Lipper Small-Cap category. For        circumstances, the capitalization range of the
                          purposes of the fund's investment policies, equity       fund's portfolio is consistent with the
                          securities include common stocks, convertible debt       inclusion of the fund in the Lipper Small-Cap
                          and other equity instruments, such as depositary         category. For purposes of the fund's investment
                          receipts, warrants, rights, interests in real            policies, equity securities include common
                          estate investment trusts (REITs) and preferred           stocks, convertible debt and other equity
                          stocks.                                                  instruments, such as depositary receipts,
                                                                                   warrants, rights, equity interests in real
                          The fund may invest up to 25% of its total assets        estate investment trusts (REITs) and preferred
                          in REITs.                                                stocks.

                          The fund may invest up to 25% of its total assets        The fund may invest up to 25% of its total
                          in equity and debt securities of non-U.S. issuers.       assets in REITs.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment                Pioneer uses a value approach to select the fund's investments. Using this investment style, Pioneer
strategies                seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.
------------------------------------------------------------------------------------------------------------------------------------
                          Factors Pioneer looks for in selecting investments       Factors Pioneer looks for in selecting
                          include:                                                 investments include:

                            o    Favorable expected returns relative to              o    Favorable expected returns relative to
                                 perceived risk                                           perceived risk

                            o    Management with demonstrated ability and            o    Management with demonstrated ability and
                                 commitment to the company                                commitment to the company

                            o    Estimated private market value in excess            o    Above average potential for earnings and
                                 of current stock price. Private market                   revenue growth
                                 value is the price an independent investor
                                 would pay to own the entire company                 o    Low market valuations relative to
                                                                                          earnings forecast, book value, cash flow
                            o    Turnaround potential for companies that                  and sales
                                 have been through difficult periods
                                                                                     o    Turnaround potential for companies that
                            o    Low market valuations relative to earnings               have been through difficult periods
                                 forecast, book value, cash flow and sales
                                                                                     o    Low debt levels relative to equity

                                                                                     o    Issuer's industry has strong
                                                                                          fundamentals, such as increasing or
                                                                                          sustainable demand and barriers to entry
------------------------------------------------------------------------------------------------------------------------------------
Other                     The fund may invest up to 20% of its total assets in debt securities of corporate and government
investments               issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade convertible debt securities issued by both U.S. and
                          non-U.S. issuers. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective by offering the potential for capital growth, to diversify the fund's portfolio or for greater liquidity.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   The fund may invest in securities of Canadian
                                                                                   issuers to the same extent as securities of
                                                                                   U.S. issuers. In addition, the fund may invest
                                                                                   up to 5% of its total assets in equity and debt
                                                                                   securities of other non-U.S. issuers, including
                                                                                   securities of emerging market issuers.
------------------------------------------------------------------------------------------------------------------------------------
Temporary                 Normally, each fund invests substantially all of its assets to meet its investment objective. The fund
defensive                 may invest the remainder of its assets in securities with remaining maturities of less than one year,
strategies                cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading        Each fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives               Each fund may use futures and options on securities, indices and currencies, forward foreign currency
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                          exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, the fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:

                            o    As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

                            o    As a substitute for purchasing or selling securities

                            o    To increase the fund's return as a non-hedging strategy that may be considered speculative
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Classes of Shares
------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Class A sales             The Class A shares of both funds have the same characteristics and fee structure.
charges and fees
                            o    Class A shares are offered with initial sales charges up to 5.75% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from Pioneer Funds Distributor, Inc.
                                 ("PFD"), the funds' distributor, of up to 5% declining as the size of your investment increases.

                            o    There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived.

                            o    Class A shares are subject to distribution and service (12b-1) fees of up to 0.25% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Class B sales             The Class B shares of both funds have the same characteristics and fee structure.
charges and fees
                            o    Class B shares are offered without an initial sales charge, but are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from PFD, the funds' distributor, at the time of your purchase of up to 4%.

                            o    Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. Both of these fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Class C sales             The Class C shares of both funds have the same characteristics and fee structure.
charges and fees
                            o    Class C shares are offered without an initial sales charge.

                            o    Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                            o    Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Class R sales             The Class R shares of both funds have the same characteristics and fee structure.
charges and fees
                            o    Class R shares are offered without an initial sales charge.

                            o    Class R shares are not subject to a contingent deferred sales charge.

                            o    Class R shares are subject to distribution and service (12b-1) fees of up to 0.50% of average daily net assets. These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Management fees           Both funds pay monthly management fees equal 0.85% of such fund's average daily net assets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               Buying, Selling and Exchanging Shares
------------------------------------------------------------------------------------------------------------------------------------
                                      Small Company Fund                                       Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Buying shares             You may buy shares from any investment firm that has a sales agreement with PFD, the fund's distributor.
                          You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                          Class R shares are available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.
                          Class R shares also are available to IRA rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs,
                          SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

                          If you have an existing non-retirement account, you may purchase shares of the fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial           Your initial investment must be at least $1,000. Additional must be at least $100 for Class A shares and
investment                $500 for investment Class B or Class C shares. There is no minimum initial investment amount for Class R shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
------------------------------------------------------------------------------------------------------------------------------------
Maximum                   Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares.
purchase amounts          There is no maximum purchase for Class A shares or Class R shares. These limits are applied on a per transaction basis.
------------------------------------------------------------------------------------------------------------------------------------
Exchanging                You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange
shares                    request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange.
                          Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                          After you establish an eligible fund account, you can exchange fund shares by telephone or online.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares            Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                          If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
------------------------------------------------------------------------------------------------------------------------------------
Net asset value           The funds' net value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m.
                          Eastern time).
------------------------------------------------------------------------------------------------------------------------------------
                          You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A, Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
------------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

     Because each fund has the same investment objective and similar investment policies and strategies, the funds are subject to some of the same principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

     o The stock market goes down (this risk may be greater in the short term)

     o    Small company or value stocks fall out of favor with investors

     o The fund's assets remain undervalued or do not have the potential value originally expected

Small cap risks. Each fund also has risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:

     o Be more sensitive to changes in the economy, earnings results and investor expectations

     o    Have more limited product lines and capital resources

     o    Experience sharper swings in market values

     o    Be harder to sell at the times and prices Pioneer thinks appropriate

     o    Offer greater potential for gain and loss

Risks of REITs. REITs are companies that invest primarily in real estate or real estate related loans. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the fund will in some cases indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Market segment risks. At times, more than 25% of each fund's assets may be invested in the same market segment, such as financials or technology. To the extent the fund emphasizes investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrant s, and general economic conditions.

Non-U.S. securities risks. Each fund is also subject to risks associated with investments other than U.S. equity securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to the larger more developed non-U.S. markets. These risks may include:

     o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

     o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

     o Adverse effect of currency exchange rates or controls on the value of the fund's investments

     o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

     o Economic, political and social developments may adversely affect the securities markets

     o    Withholding and other non-U.S. taxes may decrease the fund's return

Other Consequences of the Reorganization

Tax Status of the Reorganization

     The reorganization will not result in income, gain or loss for U.S. federal income tax purposes. For federal income tax purposes, you will not recognize gain or loss upon the exchange of your shares of your fund solely for shares of Small Cap Value Fund as part of the reorganization. The basis of Small Cap Value Fund shares received by you in the reorganization will be the same as the basis of the shares of your fund you surrender in exchange. The tax holding period of Small Cap Value Fund shares you receive will include the tax holding period of the shares of your fund that you surrender in exchange, provided that the shares of your fund were held by you as capital assets on the date of the exchange.

     You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws. See "Proposal to Approve the Agreement and Plan of Reorganization - Tax Status of the Reorganization."

The Funds' Fees and Expenses

     Shareholders of both funds pay various fees and expenses, either directly or indirectly. Your fund and Small Cap Value Fund each pay an annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. Both funds also pay the same Rule 12b-1 fee for each share class. As discussed below, the estimated ("pro forma") total expenses attributable to each class of shares of the combined fund would be lower than the total expenses of your fund.

     The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended April 30, 2005, and (ii) for Small Cap Value Fund, the expenses of Small Cap Value Fund for the twelve-month period ended May 31, 2005. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the reorganization occurred on May 31, 2005.

                               Small   Combined           Small   Combined           Small   Combined           Small   Combined
                      Small     Cap     Fund     Small     Cap     Fund     Small     Cap     Fund     Small     Cap     Fund
                     Company   Value    (Pro    Company    Value   (Pro    Company    Value   (Pro    Company    Value   (Pro
                       Fund     Fund    Forma     Fund     Fund    Forma     Fund     Fund    Forma     Fund     Fund    Forma
                       (12      (12      (12      (12      (12      (12      (12      (12      (12      (12      (12      (12
                      months   months   months   months   months   months   months   months   months   months   months   months
                      ended    ended    ended    ended    ended    ended    ended    ended    ended    ended    ended    ended
                     4/30/05) 5/31/05) 5/31/05) 4/30/05) 5/31/05) 5/31/05) 4/30/05) 5/31/05) 5/31/05) 4/30/05) 5/31/05) 5/31/05)
Shareholder          Class A  Class A  Class A  Class B  Class B  Class B  Class C  Class C  Class C  Class R  Class R  Class R
transaction
fees (paid
directly from
your
investment)

Maximum sales
charge (load)
when you buy         5.75%    5.75%    5.75%    None     None     None     None     None     None     None     None     None
shares as a
percentage of
offering price

Maximum
deferred sales
charge (load) as
a percentage of
offering price
or the amount        None(1)  None(1)  None(1)  4%       4%       4%       1%       1%       1%       None     None     None
you receive
when you sell
shares,
whichever is
less

Redemption fee
as a percentage
of amount            None     None     None     None     None     None     None     None     None     None     None     None
redeemed, if
applicable

Annual fund
operating
expenses
(deducted
from fund
assets) as a %
of average
daily net assets

Management
Fee                  0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%    0.85%

Distribution
and Service          0.25%    0.25%    0.25%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    0.50%    0.50%    0.50%
(12b-1) Fee

Other Expenses       0.53%    0.38%    0.36%    0.76%    0.41%    0.38%    0.64%    0.40%    0.37%    0.38%    0.20%    0.16%

Total Annual
Fund Operating       1.63%    1.48%    1.46%    2.61%    2.26%    2.23%    2.49%    2.25%    2.22%    1.73%    1.55%    1.51%
Expenses(2)

     The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, and (d) each fund's operating expenses remain the same. Pro forma expenses are included assuming a reorganization with your fund and Small Cap Value Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

----------------------------------------------------------------------------------------------------
 Number of years you          Small Company Fund    Small Cap Value Fund       Combined Fund
   own your shares                                                              (Pro Forma)
----------------------------------------------------------------------------------------------------
Class A -- assuming redemption at end of period
----------------------------------------------------------------------------------------------------
Year 1                         $  731                 $  717                   $  715
----------------------------------------------------------------------------------------------------
Year 3                         $1,060                 $1,016                   $1,010
----------------------------------------------------------------------------------------------------
Year 5                         $1,411                 $1,336                   $1,327
----------------------------------------------------------------------------------------------------
Year 10                        $2,397                 $2,242                   $2,221
----------------------------------------------------------------------------------------------------
Class A -- assuming no redemption
----------------------------------------------------------------------------------------------------
Year 1                         $  731                 $  717                   $  715
----------------------------------------------------------------------------------------------------
Year 3                         $1,060                 $1,016                   $1,010
----------------------------------------------------------------------------------------------------
Year 5                         $1,411                 $1,336                   $1,327
----------------------------------------------------------------------------------------------------
Year 10                        $2,397                 $2,242                   $2,221
----------------------------------------------------------------------------------------------------
Class B -- assuming redemption at end of period
----------------------------------------------------------------------------------------------------
Year 1                         $  664                 $  629                   $  626
----------------------------------------------------------------------------------------------------
Year 3                         $1,111                 $1,006                   $  997
----------------------------------------------------------------------------------------------------
Year 5                         $1,485                 $1,310                   $1,295
----------------------------------------------------------------------------------------------------
Year 10                        $2,706                 $2,399                   $2,370
----------------------------------------------------------------------------------------------------
Class B -- assuming no redemption
----------------------------------------------------------------------------------------------------
Year 1                         $  264                 $  229                   $  226
----------------------------------------------------------------------------------------------------
Year 3                         $  811                 $  706                   $  697
----------------------------------------------------------------------------------------------------
Year 5                         $1,385                 $1,210                   $1,195
----------------------------------------------------------------------------------------------------
Year 10                        $2,706                 $2,399                   $2,370
----------------------------------------------------------------------------------------------------
Class C -- assuming redemption at end of period
----------------------------------------------------------------------------------------------------
Year 1                         $  352                 $  328                   $  325
----------------------------------------------------------------------------------------------------
Year 3                         $  776                 $  703                   $  694
----------------------------------------------------------------------------------------------------
Year 5                         $1,326                 $1,205                   $1,190
----------------------------------------------------------------------------------------------------
Year 10                        $2,826                 $2,585                   $2,554
----------------------------------------------------------------------------------------------------
Class C -- assuming no redemption
----------------------------------------------------------------------------------------------------
Year 1                         $  252                 $  228                   $  225
----------------------------------------------------------------------------------------------------
Year 3                         $  776                 $  703                   $  694
----------------------------------------------------------------------------------------------------
Year 5                         $1,326                 $1,205                   $1,190
----------------------------------------------------------------------------------------------------
Year 10                        $2,826                 $2,585                   $2,554
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
 Number of years you          Small Company Fund    Small Cap Value Fund       Combined Fund
   own your shares                                                              (Pro Forma)
----------------------------------------------------------------------------------------------------
Class R
----------------------------------------------------------------------------------------------------
Year 1                         $  176                 $  158                   $  154
----------------------------------------------------------------------------------------------------
Year 3                         $  545                 $  490                   $  477
----------------------------------------------------------------------------------------------------
Year 5                         $  939                 $  845                   $  824
----------------------------------------------------------------------------------------------------
Year 10                        $2,041                 $1,845                   $1,802
----------------------------------------------------------------------------------------------------

-----------------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) The funds' total annual operating expenses in the table have not been reduced by any expense offset arrangements.

Comparison of Fund Performance

     The bar charts show the performance of each fund's Class A shares for each of the past 10 calendar years. Class B, Class C and Class R shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each fund are for Class A only; after-tax returns for other classes will vary. Past performance (before and after taxes) does not indicate future results.

              Small Company Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                                   `96     24.15%
                                   `97     18.94%
                                   `98    -12.32%
                                   `99     13.08%
                                   `00     14.70%
                                   `01      6.14%
                                   `02    -18.72%
                                   `03     27.69%
                                   `04     14.05%

                    * During the period shown in the bar chart, Small Company Fund's highest quarterly return was 17.32% for the quarter ended June 30, 2003, and the lowest quarterly return was -24.16% for the quarter ended September 30, 1998.

             Small Cap Value Fund's Annual Return -- Class A Shares*
                            (Year ended December 31)

                                   `98    -12.69%
                                   `99     35.96%
                                   `00     15.30%
                                   `01     13.08%
                                   `02    -12.70%
                                   `03     37.11%
                                   `04     21.59%

                    * During the period shown in the bar chart, Small Company Fund's highest quarterly return was 22.18% for the quarter ended June 30, 2003, and the lowest quarterly return was -26.57% for the quarter ended September 30, 1998.

              Average Annual Total Return (as of December 31, 2004)

                                                     1 Year          5 Years          Since Inception
                                                     ------          -------          ---------------
Small Company Fund
   Class A - Before Taxes                             7.46%           6.31%           8.63% (11/2/95)
   Class A - After Taxes on Distributions(1)          6.22%           5.83%           7.41% (11/2/95)
   Class A - After Taxes on Distributions and
             Sale of Fund Shares(1)                   6.46%           5.33%           6.91% (11/2/95)
   Class B - Before Taxes                             8.87%           6.75%           8.52% (11/2/95)
   Class C - Before Taxes(2)                         12.97%           6.61%           7.43% (1/31/96)
   Class R - Before Taxes                            13.89%           7.24%           8.89% (11/2/95)(3)
Russell 2000 Index (reflects no deduction for
fees, expenses, or taxes) (4)                        18.33%           6.61%               10.42%(5)

Small Cap Value Fund
   Class A - Before Taxes                            14.60%          12.33%          12.18% (2/28/97)
   Class A - After Taxes on Distribution(1)          13.25%          11.82%          11.49% (2/28/97)
   Class A - After Taxes on Distributions and
             Sale of Fund Shares(1)                  11.20%          10.66%          10.47% (2/28/97)
   Class B - Before Taxes                            16.62%          12.81%          12.21% (2/28/97)
   Class C - Before Taxes(2)                         20.69%           N/A            17.80% (9/28/01)
   Class R - Before Taxes                            21.54%          13.30%          12.60% (2/28/97)(3)
Russell 2000 Value Index (reflects no deduction
for fees, expenses or taxes)(6)                      22.25%          17.23%               13.10%(7)

-----------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(2) The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

(3) Reflects the inception date of the fund's Class A shares. Class R shares commenced operations on April 1, 2003. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004.

(4) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index. Unlike the funds, the index is not managed and does not incur expenses.

(5) Reflects the return of the index since the inception of Class A and Class B shares. The return of the index since the inception of Class C shares is 9.91%.

(6) The Russell 2000 Value Index measures of the performance of the value-oriented stocks in the Russell 2000 Index. Unlike the funds, the index is not managed and does not incur expenses.

(7) Reflects the return of the index since the inception of Class A and Class B shares. The return of the index since the inception of Class C shares is 20.75%.

     The most recent portfolio management discussion of each fund's performance is attached as Exhibit B.

         PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

     o The reorganization is scheduled to occur as of the close of business on January 20, 2006, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Small Cap Value Fund and Small Cap Value Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Small Cap Value Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the reorganization date.

     o Small Cap Value Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Small Cap Value Fund.

     o Small Cap Value Fund will issue to your fund Class B shares with an aggregate net asset value equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Small Cap Value Fund.

     o Small Cap Value Fund will issue to your fund Class C shares with an aggregate net asset value equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Small Cap Value Fund.

     o Small Cap Value Fund will issue to your fund Class R shares with an aggregate net asset value equal to the net assets attributable to your fund's Class R shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class R shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class R shareholders of your fund will end up as Class R shareholders of Small Cap Value Fund.

     o    After the shares are issued, your fund will be dissolved.

Agreement and Plan of Reorganization

     The shareholders of your fund are being asked to approve the Agreement, the form of which is attached to this proxy statement as Exhibit A and incorporated herein by this reference. The description of the Agreement contained herein, including all the material provisions of the Agreement, is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

     The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

     First, the reorganization would eliminate confusion in the marketplace caused by having two substantially similar funds and enhancing the potential for one of the two funds to achieve growth in assets. The combined fund may be better positioned to attract assets than your fund. After the reorganization, the combined fund's greater asset size may allow it, relative to your fund, to
(i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

     Second, the long-term historical investment performance of Small Cap Value Fund is better than your fund's investment performance. For the one and five year periods ended December 31, 2004, Class A shares of Small Cap Value Fund had an average annual return of 14.60% (one year) and 12.33% (five year), compared to an average annual return of the Class A shares of your fund of 7.46% (one year) and 6.31% (five year), respectively, during the same period.

     Third, since the management fee rate is the same for both funds, there will be no increase in management fee (as a percentage of average daily net assets) as a result of the reorganization. The historical and estimated pro forma total expenses of Small Cap Value Fund for Class A, Class B, Class C and Class R shares are lower than your fund's current and historical expenses for Class A, Class B, Class C and Class R shares. In addition, it is anticipated that the pro forma expense ratio for each class of shares will be lower than the historical expense ratio of Small Cap Value Fund after the reorganization and has the potential to decrease further with asset growth. Any contingent deferred sales charges applicable to shares of your fund outstanding at the time of the reorganization will continue to apply to Small Cap Value Fund shares received by shareholders of your fund in the reorganization.

     The boards of your fund and Small Cap Value Fund considered that each fund would bear equally half of all of the expenses of the funds associated with the preparation, printing and mailing of any shareholder communications, including this combined prospectus/proxy statement, and any filings with the SEC and other governmental agencies in connection with the reorganization. Pioneer will bear the balance of these expenses. The boards of both funds estimate that these expenses in the aggregate will not exceed $20,000.

     The boards of both funds considered that the funds' investment adviser and principal distributor would benefit from the reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies, which would result in a decrease in the combined fund's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The boards believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

     The boards of trustees of both your fund and Small Cap Value Fund also considered that the reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

Tax Status of the Reorganization

     The reorganization will not result in income, gain or loss for U.S. federal income tax purposes and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the funds, that the reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

     As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Small Cap Value Fund as described above or (2) the distribution by your fund of Small Cap Value Fund shares to your fund's shareholders;
o No gain or loss will be recognized by Small Cap Value Fund upon the receipt of your fund's assets solely in exchange for the issuance of Small Cap Value Fund shares to your fund and the assumption of your fund's liabilities by Small Cap Value Fund;
o The basis of the assets of your fund acquired by Small Cap Value Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;
o The tax holding period of the assets of your fund in the hands of Small Cap Value Fund will include your fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your fund solely for Small Cap Value Fund shares as part of the reorganization;
o The basis of Small Cap Value Fund shares received by you in the reorganization will be the same as the basis of the shares of your fund you surrender in exchange; and
o The tax holding period of Small Cap Value Fund shares you receive will include the tax holding period of the shares of your fund that you surrender in exchange, provided that the shares of your fund were held by you as capital assets on the date of the exchange.

     In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of Small Cap Value Fund and your fund.

     No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

     The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

     Cancellation of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, on the reorganization date all certificates will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Small Cap Value Fund shares. Small Cap Value Fund will not issue share certificates in the reorganization.

     Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Small Cap Value Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

     The obligation of Small Cap Value Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 8).

     The obligations of your fund and Small Cap Value Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of your fund in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, Section 9.5).

     Termination of Agreement. The board of trustees of your fund or Small Cap Value Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) by their mutual agreement at any time before the reorganization date, if the boards believe that proceeding with the reorganization would no longer be advisable.

     Expenses of the Reorganization. The funds will bear equally half of all the expenses of both funds incurred in connection with the reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses. Pioneer will bear the balance of these expenses.

                                 CAPITALIZATION

     The following table sets forth the capitalization of each fund as of September 30, 2005 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between September 30, 2005 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

-------------------------------------------------------------------
                             Small      Small Cap
                            Company       Value         Pro
                              Fund         Fund        Forma
-------------------------------------------------------------------
Net Assets (millions)            $172         $628         $800
-------------------------------------------------------------------
Net Asset Value Per Share
-------------------------------------------------------------------
        Class A                $15.80       $34.66       $34.66
-------------------------------------------------------------------
        Class B                $14.48       $32.29       $32.29
-------------------------------------------------------------------
        Class C                $14.30       $33.65       $33.65
-------------------------------------------------------------------
        Class R                $15.66       $34.62       $34.62
-------------------------------------------------------------------

-------------------------------------------------------------------
Shares Outstanding
-------------------------------------------------------------------
        Class A             8,369,018   10,630,945   14,446,526
-------------------------------------------------------------------
        Class B             1,747,270    4,508,462    5,292,164
-------------------------------------------------------------------
        Class C               974,866    3,180,831    3,595,048
-------------------------------------------------------------------
        Class R                 9,366      211,170      215,407
-------------------------------------------------------------------

     It is impossible to predict how many shares of Small Cap Value Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Small Cap Value Fund shares that will actually be received and distributed.

                      BOARDS' EVALUATION AND RECOMMENDATION

     For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund or Pioneer, approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Small Cap Value Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Small Cap Value Fund and that the interests of Small Cap Value Fund's shareholders would not be diluted as a result of the reorganization.

     The trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                         VOTING RIGHTS AND REQUIRED VOTE

     Each share of your fund is entitled to one vote. A quorum is required to conduct business at the meeting. With respect to each fund, the presence in person or by proxy of a majority of the shares entitled to cast votes at the meeting will constitute a quorum. Approval of the proposal described above requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

     The table below shows how shares will be treated for the purposes of quorum and voting requirements.

--------------------------------------------------------------------------------
    Shares                 Quorum                          Voting
--------------------------------------------------------------------------------
In General          All shares "present"        Shares "present" in person will
                    in person or by proxy       be voted in person at the
                    are counted toward a        meeting. Shares present by proxy
                    quorum.                     will be voted in accordance with
                                                instructions.
--------------------------------------------------------------------------------
Signed Proxy with   Considered "present"        Voted "for" the proposal.
no Voting           at meeting for
Instruction (other  purposes of quorum.
than
Broker Non-Vote)
--------------------------------------------------------------------------------
Broker Non-Vote     Considered "present"        Broker non-votes do not count as
(where the          at meeting for              a vote "for" the proposal and
underlying holder   purposes of quorum.         effectively result in a vote
had not voted and                               "against" the proposal.
the broker does not
have discretionary
authority to vote
the shares)
--------------------------------------------------------------------------------
Vote to Abstain     Considered "present"        Abstentions do not constitute a
                    at meeting for              vote "for" the proposal and
                    purposes of quorum.         effectively result in a vote
                                                "against" the proposal.
--------------------------------------------------------------------------------

     If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this combined prospectus/proxy statement, and your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

                 ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment Adviser

     Pioneer, the investment adviser to Small Cap Value Fund, oversees the fund's operations and supervises the fund's subadviser, which is responsible for the day-to-day management of the fund's portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2004, assets under management were approximately $185 billion worldwide, including over $48 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

     The board of trustees of the Pioneer funds is responsible for overseeing the performance of Pioneer funds' investment adviser and determining whether to approve and renew a fund's investment management agreement.

Portfolio Management

     Additional Information About the Portfolio Managers

     Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the Small Company Fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2004. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------------------------------------------------------------------------------------------------
   Name of     Type of      Number of        Total Assets           Number of                   Assets
  Portfolio    Account      Accounts           Managed              Accounts                  Managed for
   Manager                  Managed                                Managed for                  which
                                                                     which                     Advisory
                                                                  Advisory Fee                  Fee is
                                                                       is                  Performance-Based
                                                                Performance-Based
--------------------------------------------------------------------------------------------------------------
Diego Franzin Other            1             $12,823,000              N/A                     N/A
              Registered
              Investment
              Companies
              ------------------------------------------------------------------------------------------------
              Other            0                     N/A              N/A                     N/A
              Pooled
              Investment
              Vehicles
              ------------------------------------------------------------------------------------------------
              Other            3                $182,000              N/A                     N/A
              Accounts
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
   Name of     Type of      Number of        Total Assets           Number of                   Assets
  Portfolio    Account      Accounts           Managed              Accounts                  Managed for
   Manager                  Managed                                Managed for                  which
                                                                     which                     Advisory
                                                                  Advisory Fee                  Fee is
                                                                       is                  Performance-Based
                                                                Performance-Based
--------------------------------------------------------------------------------------------------------------
Michael Rega  Other            1             $12,823,000              N/A                     N/A
              Registered
              Investment
              Companies
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              Other            0                     N/A              N/A                     N/A
              Pooled
              Investment
              Vehicles
              ------------------------------------------------------------------------------------------------
              Other            0                     N/A              N/A                     N/A
              Accounts
--------------------------------------------------------------------------------------------------------------

     Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the Small Cap Value Fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of November 30, 2004. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------------------------------------------------------------------------------------------------
   Name of     Type of      Number of        Total Assets           Number of                   Assets
  Portfolio    Account      Accounts           Managed              Accounts                  Managed for
   Manager                  Managed                                Managed for                  which
                                                                     which                     Advisory
                                                                  Advisory Fee                  Fee is
                                                                       is                  Performance-Based
                                                                Performance-Based
--------------------------------------------------------------------------------------------------------------
David M.      Other            1             $27,273,000              0                       N/A
Adams         Registered
              Investment
              Companies
              ------------------------------------------------------------------------------------------------
              Other            1            $109,301,000              0                       N/A
              Pooled
              Investment
              Vehicles
              ------------------------------------------------------------------------------------------------
              Other            2              $1,040,000              0                       0
              Accounts
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
   Name of     Type of      Number of        Total Assets           Number of                   Assets
  Portfolio    Account      Accounts           Managed              Accounts                  Managed for
   Manager                  Managed                                Managed for                  which
                                                                     which                     Advisory
                                                                  Advisory Fee                  Fee is
                                                                       is                  Performance-Based
                                                                Performance-Based
--------------------------------------------------------------------------------------------------------------
John          Other            1             $27,273,000              0                       N/A
McPherson     Registered
              Investment
              Companies
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
              Other            1            $109,301,000              0                       N/A
              Pooled
              Investment
              Vehicles
              ------------------------------------------------------------------------------------------------
              Other            6                $163,000              0                       0
              Accounts
--------------------------------------------------------------------------------------------------------------

     Potential Conflicts of Interest. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     o If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

     Compensation of Portfolio Managers. Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     o Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).
     o Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
     o Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

     Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2004 for Small Company Fund and November 30, 2004 for Small Cap Value Fund the value, within the indicated range, of shares beneficially owned by the portfolio managers of the funds.

---------------------------------------------------------------------------------------------
         Name of Portfolio            Name of Fund        Beneficial Ownership of the Fund*
              Manager
---------------------------------------------------------------------------------------------
Diego Franzin                       Small Company Fund                 A
---------------------------------------------------------------------------------------------
Michael Rega                        Small Company Fund                 A
---------------------------------------------------------------------------------------------
David M. Adams                      Small Cap Value Fund               C
---------------------------------------------------------------------------------------------
John McPherson                      Small Cap Value Fund               C
---------------------------------------------------------------------------------------------

     *Key to Dollar Ranges

      A.    None
      B.    $1 - $10,000
      C.    $10,001 - $50,000
      D.    $50,001 - $100,000
      E.    $100,001 - $500,000
      F.    $500,001 - $1,000,000
      G.    Over $1,000,000

Distributor and Transfer Agent

     PFD is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates PFD and the transfer agent for their services. PFD and the transfer agent are affiliates of Pioneer.

Disclosure of Portfolio Holdings

     The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerfunds.com.

Buying, Exchanging and Selling Shares of the Pioneer Funds

     Net Asset Value. Small Cap Value Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Small Cap Value Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

     Small Cap Value Fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the board of trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

     Small Cap Value Fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to the securities market or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances, the fund may use the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.

     Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. Small Cap Value Fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Distribution and Service Plans. Small Cap Value Fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan Small Cap Value Fund pays distribution and service fees to PFD. Because these fees are an ongoing expense of Small Cap Value Fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

     Additional Dealer Compensation. PFD or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by PFD. The firms to which payments may be made are determined by PFD. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Pioneer funds or cooperate with PFD's promotional efforts.

     Opening Your Account. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in Small Cap Value Fund's prospectus. Ask your investment professional for more information.

     If you invest in Small Cap Value Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

     Account Options. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

     Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

     Telephone Transaction Privileges. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

     When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. Each Pioneer fund may implement other confirmation procedures from time to time.

Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

     Online Transaction Privileges. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

     To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerfunds.com.

     To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. Each Pioneer fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

     Share Price. If you place an order to purchase, exchange, or sell shares with the transfer agent, your investment firm or plan administrator by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent, your investment firm or plan administrator after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. Your investment firm or plan administrator is responsible for transmitting your order to Small Cap Value Fund in a timely manner.

     Buying Pioneer Fund Shares. You may buy shares of a Pioneer fund from any investment firm that has a sales agreement with PFD. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area. Participants in retirement plans generally must contact the plan's administrator to purchase shares.

     You can buy shares of the Pioneer funds at the offering price. PFD may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

     Minimum Investment Amounts. Your initial investment for Class A, Class B and Class C shares must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B and Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the reorganization. Class R shares are not subject to a minimum initial investment amount.

     Maximum Purchase Amounts. Purchases of fund shares are limited to $49,999 for Class B shares and $999,999 for Class C shares. These limits are applied on a per transaction basis. Class A shares and Class R shares are not subject to a maximum purchase amount.

     Exchanging Pioneer Fund Shares. You may exchange your shares in a Pioneer fund for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. You may make up to four exchange redemptions of $25,000 or more per account per calendar year. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

     The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

     Each Pioneer fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

     Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

     Selling Pioneer Fund Shares. Your shares will be sold at net asset value per share next calculated after Small Cap Value Fund or its authorized agent receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Small Cap Value Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

     You may have to pay federal income taxes on a sale or an exchange or any distributions received in cash or additional shares.

     Good order means that:

          o    You have provided adequate instructions
          o    There are no outstanding claims against your account
          o    There are no transaction limitations on your account
          o If you have any Pioneer fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
          o    Your request includes a signature guarantee if you:
     -    Are selling over $100,000 or exchanging over $500,000 worth of shares
     -    Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     -    Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

----------------------------------------------------------------------------------------------------
                                  Buying Shares                         Exchanging Shares
----------------------------------------------------------------------------------------------------
THROUGH YOUR          Normally, your investment firm will            Normally, your investment firm
INVESTMENT FIRM       send your purchase request to the              will send your exchange request
                      Pioneer Funds' transfer agent.                 to the Pioneer Fund's transfer
                                                                     agent.
                      CONSULT YOUR INVESTMENT PROFESSIONAL
                      FOR MORE INFORMATION.                          CONSULT YOUR INVESTMENT
                                                                     PROFESSIONAL FOR MORE
                      Your investment firm may receive a             INFORMATION ABOUT EXCHANGING
                      commission from PFD for your purchase          YOUR SHARES.
                      of fund shares, and may receive
                      additional compensation from Pioneer
                      for your purchase of fund shares.
----------------------------------------------------------------------------------------------------

                                       27

----------------------------------------------------------------------------------------------------
                                  Buying Shares                         Exchanging Shares
----------------------------------------------------------------------------------------------------
BY PHONE OR ONLINE    You can use the telephone or online            After you establish your
                      privilege if you have an existing              eligible fund account, you can
                      non-retirement account. Certain IRAs           exchange Fund shares by phone
                      can use the telephone purchase                 or online if:
                      privilege. If your account is
                      eligible, you can purchase additional          o    You are exchanging into an
                      fund shares by phone or online if:                  existing account or using
                                                                          the exchange to establish
                      o    You established your bank account              a new account, provided
                           of record at least 30 days ago                 the new account has a
                                                                          registration identical to
                      o    Your bank information has not                  the original account
                           changed for at least 30 days
                                                                     o    The fund into which you
                      o    You are not purchasing more than               are exchanging offers the
                           $25,000 worth of shares per                    same class of shares
                           account per day
                                                                     o    You are not exchanging
                      o    You can provide the proper                     more than $500,000 worth
                           account identification                         of shares per account per
                           information                                    day

                      When you request a telephone or online         o    You can provide the proper
                      purchase, the transfer agent will                   account identification
                      electronically debit the amount of the              information
                      purchase from your bank account of
                      record. The transfer agent will
                      purchase fund shares for the amount of
                      the debit at the offering price
                      determined after the transfer agent
                      receives your telephone or online
                      purchase instruction and good funds.
                      It usually takes three business days
                      for the transfer agent to receive
                      notification from your bank that good
                      funds are available in the amount of
                      your investment.
----------------------------------------------------------------------------------------------------
IN WRITING, BY MAIL   You can purchase fund shares for an            You can exchange fund shares by
OR BY FAX             existing fund account by mailing a             mailing or faxing a letter of
                      check to the transfer agent. Make your         instruction to the transfer
                      check payable to the fund. Neither             agent. You can exchange Pioneer
                      initial nor subsequent investments             Fund shares directly through
                      should be made by third party check.           the Pioneer Fund only if your
                      Your check must be in U.S. dollars and         account is registered in your
                      drawn on a U.S. bank. Include in your          name. However, you may not fax
                      purchase request the fund's name, the          an exchange request for more
                      account number and the name or names           than $500,000. Include in your
                      in the account registration.                   letter:

                                                                     o    The name, social security
                                                                          number and signature of
                                                                          all registered owners

                                                                     o    A signature guarantee for
                                                                          each registered owner if
                                                                          the amount of the exchange
                                                                          is more than $500,000

                                                                     o    The name of the fund out
                                                                          of which you are
                                                                          exchanging and the name of
                                                                          the fund into which you
                                                                          are exchanging

                                                                     o    The class of shares you
                                                                          are exchanging

                                                                     o    The dollar amount or
                                                                          number of shares your are
                                                                          exchanging
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Selling Shares                                            How to Contact Pioneer
------------------------------------------------------------------------------------------------------
Normally, your investment firm will send your             BY PHONE
request to sell shares to the Pioneer Funds'
transfer agent.                                           For information or to request a telephone
                                                          transaction between 8:00 a.m. and 7:00
CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE             p.m. (Eastern time) by speaking with a
INFORMATION.                                              shareholder services representative call
                                                          1-800-225-6292
Each Pioneer Fund has authorized PFD to act as its
agent in the repurchase of fund shares from               To request a transaction using
qualified investment firms. Pioneer Small Cap             FactFone(SM) call 1-800-225-4321
Value Fund reserves the right to terminate this
procedure at any time.                                    Telecommunications Device for the Deaf
                                                          (TDD) 1-800-225-1997

                                                          BY MAIL
------------------------------------------------------
IF YOU HAVE AN ELIGIBLE NON-RETIREMENT ACCOUNT,           Send your written instructions to:
YOU MAY SELL UP TO $100,000 PER ACCOUNT PER DAY BY        PIONEER INVESTMENT MANAGEMENT
PHONE OR ONLINE. You may sell fund shares held in         SHAREHOLDER SERVICES, INC.
a retirement plan account by phone only if your           P.O. Box 55014
account is an eligible IRA (tax penalties may             Boston, Massachusetts 02205-5014
apply). You may not sell your shares by phone or
online if you have changed your address (for              PIONEER WEBSITE
checks) or your bank information (for wires and
transfers) in the last 30 days.                           www.pioneerfunds.com

You may receive your sale proceeds:                       BY FAX

o    By check, provided the check is made payable         Fax your exchange and sale requests to:
     exactly as your account is registered                1-800-225-4240

o    By bank wire or by electronic funds transfer,
     provided the sale proceeds are being sent to
     your bank address of record
------------------------------------------------------------------------------------------------------
You can sell some or all of your fund shares by           EXCHANGE PRIVILEGE
WRITING DIRECTLY TO THE PIONEER FUND only if your
account is registered in your name. Include in            You may make up to four exchange
your request your name, your social security              redemptions of $25,000 or more per account
number, the fund's name and any other applicable          per calendar year.
requirements as described below. The transfer
agent will send the sale proceeds to your address
of record unless you provide other instructions.
Your request must be signed by all registered
owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by
fax.
------------------------------------------------------------------------------------------------------

Pioneer Fund Shareholder Account Policies

     Signature Guarantees and Other Requirements. You are required to obtain a signature guarantee when you are:

o    Requesting certain types of exchanges or sales of Pioneer Fund shares
o    Redeeming shares for which you hold a share certificate
o    Requesting certain types of changes for your existing account

     You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

     All Pioneer Funds will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted.

     Fiduciaries and corporations are required to submit additional documents to sell Pioneer Fund shares.

     Exchange Limitation. You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Each fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

     The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the IRC. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

     Distribution Options. Small Cap Value Fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.
(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.
(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

     If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

     Directed Dividends. You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

     Excessive Trading. Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:

o    You sell shares within a short period of time after the shares were

o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

     The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

     While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

     In addition to monitoring trades, the policies and procedures provide that:

o The fund imposes limitations on the number of exchanges out of an account holding the fund's Class A, Class B, Class C or Class R shares that may occur in any calendar year.

o Certain funds managed by Pioneer have adopted redemption fees that are incurred if you redeem shares within a short period after purchase, including exchanges. These redemption fees are described in the applicable prospectuses under "Fees and expenses."

     The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

     Minimum Account Size. Small Cap Value Fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

     Telephone and Website Access. You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

     Share Certificates. Small Cap Value Fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

     Other Policies. The fund and PFD reserve the right to:

o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

          The fund reserves the right to:

o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

     Dividends and Capital Gains. Small Cap Value Fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. Small Cap Value Fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

     Taxes. For U.S. federal income tax purposes, distributions from the fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Dividends are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

     When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

     You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

     You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect the fund and its shareowners.

                              FINANCIAL HIGHLIGHTS

     The following tables show the financial performance of Small Cap Value Fund for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that your investment in Small Cap Value Fund would have increased or decreased during each period (assuming reinvestment of all dividends and distributions).

     The information below for the fiscal years ended November 30, 2002 through 2004 has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The information below for the fiscal years ended November 30, 2000 and 2001 has been audited by Arthur Andersen LLP, the fund's previous independent accountants. Arthur Andersen ceased operations in 2002. The annual report is available upon request.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          5/31/05       Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                        (unaudited)      11/30/04    11/30/03    11/30/02     11/30/01     11/30/00
CLASS A
Net asset value, beginning of period                     $   31.21       $  27.10     $ 21.51    $  22.46     $ 20.10      $ 17.40
                                                         ---------       --------     -------    --------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.02)      $  (0.13)    $ (0.07)   $  (0.24)    $ (0.09)     $ (0.12)
 Net realized and unrealized gain (loss) on
  investments and futures contracts                          (0.15)          6.88        5.78       (0.69)       3.29         3.13
                                                         ---------       --------     -------    --------     -------      -------
   Net increase (decrease) from investment operations    $   (0.17)      $   6.75     $  5.71    $  (0.93)    $  3.20      $  3.01
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)       (0.31)
                                                         ---------       --------     -------    --------     -------      -------
Net increase (decrease) in net asset value               $   (0.17)      $   4.11     $  5.59    $  (0.95)    $  2.36      $  2.70
                                                         ---------       --------     -------    --------     -------      -------
Net asset value, end of period                           $   31.04       $  31.21     $ 27.10    $  21.51     $ 22.46      $ 20.10
                                                         =========       ========     =======    ========     =======      =======
Total return*                                                (0.54)%        25.01%      26.56%      (4.16)%     15.92%       17.26%
Ratio of net expenses to average net assets+                  1.48%**        1.50%       1.66%       1.65%       1.79%        1.72%
Ratio of net investment loss to average net assets+          (0.13)%**      (0.51)%     (0.32)%     (0.49)%     (0.33)%      (0.27)%
Portfolio turnover rate                                         36%**          35%         37%         31%         49%          61%
Net assets, end of period (in thousands)                 $ 323,949       $310,442     $201,892   $139,170     $73,855      $58,323
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 1.48%**        1.50%       1.66%       1.65%       1.79%        1.72%
 Net investment loss                                         (0.13)%**      (0.51)%     (0.32)%     (0.49)%     (0.33)%      (0.27)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 1.48%**        1.50%       1.65%       1.63%       1.76%        1.69%
 Net investment loss                                         (0.13)%**      (0.51)%     (0.31)%     (0.47)%     (0.30)%      (0.24)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          5/31/05       Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                        (unaudited)      11/30/04    11/30/03    11/30/02     11/30/01     11/30/00
CLASS B
Net asset value, beginning of period                     $   29.27       $  25.75     $ 20.60    $  21.67     $ 19.56      $ 17.07
                                                         ---------       --------     -------    --------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.14)      $  (0.34)    $ (0.23)   $  (0.47)    $ (0.22)     $ (0.18)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.14)          6.50        5.50       (0.58)       3.17         2.98
                                                         ---------       --------     -------    --------     -------      -------
   Net increase (decrease) from investment operations    $   (0.28)      $   6.16     $  5.27    $  (1.05)    $  2.95      $  2.80
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)       (0.31)
                                                         ---------       --------     -------    --------     -------      -------
Net increase (decrease) in net asset value               $   (0.28)      $   3.52     $  5.15    $  (1.07)    $  2.11      $  2.49
                                                         ---------       --------     -------    --------     -------      -------
Net asset value, end of period                           $   28.99       $  29.27     $ 25.75    $  20.60     $ 21.67      $ 19.56
                                                         =========       ========     =======    ========     =======      =======
Total return*                                                (0.96)%        24.03%      25.60%      (4.86)%     15.08%       16.36%
Ratio of net expenses to average net assets+                  2.26%**        2.29%       2.45%       2.41%       2.52%        2.45%
Ratio of net investment loss to average net assets+          (0.89)%**      (1.29)%     (1.10)%     (1.25)%     (1.06)%      (1.01)%
Portfolio turnover rate                                         36%**          35%         37%         31%         49%          61%
Net assets, end of period (in thousands)                 $ 141,541       $168,601     $133,705   $108,444     $89,440      $80,905
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 2.26%**        2.29%       2.45%       2.41%       2.52%        2.45%
 Net investment loss                                         (0.89)%**      (1.29)%     (1.10)%     (1.25)%     (1.06)%      (1.01)%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 2.26%**        2.28%       2.45%       2.39%       2.49%        2.42%
 Net investment loss                                         (0.89)%**      (1.28)%     (1.10)%     (1.23)%     (1.03)%      (0.98)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                                             9/28/01(a)
                                                          5/31/05       Year Ended  Year Ended  Year Ended      to
                                                        (unaudited)      11/30/04    11/30/03    11/30/02    11/30/01
CLASS C
Net asset value, beginning of period                     $   30.49       $  26.73     $ 21.37    $  22.44     $ 20.77
                                                         ---------       --------     -------    --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                     $   (0.13)      $  (0.32)    $ (0.19)   $  (3.19)    $ (0.02)
 Net realized and unrealized gain (loss) on
   investments futures contracts                             (0.15)          6.72        5.67        2.14        2.53
                                                         ---------       --------     -------    --------     -------
   Net increase (decrease) from investment operations    $   (0.28)      $   6.40     $  5.48    $  (1.05)    $  2.51
Distributions to shareowners:
 Net realized gain                                               -          (2.64)      (0.12)      (0.02)      (0.84)
                                                         ---------       --------     -------    --------     -------
Net increase (decrease) in net asset value               $   (0.28)      $   3.76     $  5.36    $  (1.07)    $  1.67
                                                         ---------       --------     -------    --------     -------
Net asset value, end of period                           $   30.21       $  30.49     $ 26.73    $  21.37     $ 22.44
                                                         =========       ========     =======    ========     =======
Total return*                                                (0.92)%        24.04%      25.66%      (4.69)%     12.09%
Ratio of net expenses to average net assets+                  2.25%**        2.25%       2.38%       2.31%       2.71%**
Ratio of net investment loss to average net assets+          (0.89)%**      (1.26)%     (1.04)%     (1.13)%     (1.47)%**
Portfolio turnover rate                                         36%**          35%         37%         31%         49%
Net assets, end of period (in thousands)                 $  96,936       $ 96,165     $54,888    $ 29,357     $   857
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                 2.25%**        2.25%       2.38%       2.31%       2.54%**
 Net investment loss                                         (0.89)%**      (1.26)%     (1.04)%     (1.13)%     (1.30)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                 2.25%**        2.25%       2.38%       2.28%       2.54%**
 Net investment loss                                         (0.89)%**      (1.26)%     (1.04)%     (1.10)%     (1.30)%**

(a)  Class C shares were first publicly offered on September 28, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      12/10/04
                                                                     to 5/31/05
INVESTOR CLASS                                                      (unaudited)
Net asset value, beginning of period                                 $ 30.79
                                                                     -------
Increase from investment operations:
  Net investment income                                              $  0.05
  Net realized and unrealized gain on investments                       0.25
                                                                     -------
     Net increase from investment operations                         $  0.30
                                                                     -------
Net increase in net asset value                                      $  0.30
                                                                     -------
Net asset value, end of period                                       $ 31.09
                                                                     =======
Total return*                                                           0.97%
Ratio of net expenses to average net assets+                            1.15%**
Ratio of net investment income to average net assets+                   0.26%**
Portfolio turnover rate                                                   36%**
Net assets, end of period (in thousands)                             $48,455
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          1.15%**
  Net investment income                                                 0.26%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.15%**
  Net investment income                                                 0.26%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended                       4/1/03(a)
                                                           5/31/05      Year Ended          to
                                                         (unaudited)     11/30/04        11/30/03
CLASS R
Net asset value, beginning of period                     $  31.21        $ 27.11        $  19.59
                                                         --------        -------        --------
Increase (decrease) from investment operations:
  Net investment loss                                    $  (0.03)       $ (0.12)       $  (0.00)(b)
  Net realized and unrealized gain (loss) on
   investments futures contracts                            (0.15)          6.86            7.64
                                                         --------        -------        --------
     Net increase (decrease) from investment
      operations                                         $  (0.18)       $  6.74        $   7.64
Distributions to shareowners:
  Net realized gain                                             -          (2.64)          (0.12)
                                                         --------        -------        --------
Net increase (decrease) in net asset value               $  (0.18)       $  4.10        $   7.52
                                                         --------        -------        --------
Net asset value, end of period                           $  31.03        $ 31.21        $  27.11
                                                         ========        =======        ========
Total return*                                               (0.58)%        24.96%          39.01%
Ratio of net expenses to average net assets+                 1.55%**        1.53%           1.52%**
Ratio of net investment loss to average net assets+         (0.25)%**      (0.55)%         (0.27)%**
Portfolio turnover rate                                        36%**          35%             37%
Net assets, end of period (in thousands)                 $  4,603        $ 2,666        $  1,023
Ratios with reduction for fees paid indirectly:
  Net expenses                                               1.55%**        1.53%           1.52%**
  Net investment loss                                       (0.25)%**      (0.55)%         (0.27)%**

(a)  Class Y Shares were first publicly offered on April 1, 2003

(b)  Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
                                       38

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended         8/11/04(a)
                                                               5/31/05            to
                                                             (unaudited)       11/30/04
CLASS Y
Net asset value, beginning of period                          $31.27         $28.72
                                                              ------         ------
Increase (decrease) from investment operations:
  Net investment income                                       $ 0.04         $(0.00)
  Net realized and unrealized gain (loss) on investments
   futures contracts                                           (0.13)          5.19
                                                              ------         ------
     Net gain (loss) from investment operations               $(0.09)        $ 5.19
Distributions to shareowners:
  Net realized gain                                                -          (2.64)
                                                              ------         ------
Net increase (decrease) in net asset value                    $(0.09)        $ 2.55
                                                              ------         ------
Net asset value, end of period                                $31.18         $31.27
                                                              ======         ======
Total return*                                                  (0.29)%        18.17%
Ratio of net expenses to average net assets+                    0.95%**        0.93%**
Ratio of net investment income to average net assets+           0.38%**        0.06%**
Portfolio turnover rate                                           36%**          35%
Net assets, end of period (in thousands)                      $7,281         $3,439
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.95%**        0.93%**
  Net investment income                                         0.38%**        0.06%**

(a)  Class Y Shares were first publicly offered on August 11, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

     In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, Pioneer Investment Management, Inc. and its transfer agent, Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"); or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, have agreed to provide proxy solicitation services to your fund at a cost of approximately $20,000. Half of the cost of this solicitation will be borne equally by your fund and Small Cap Value Fund. The balance will be borne by Pioneer.

Revoking Proxies

     Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with your fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109, or
o By returning a duly executed proxy with a later date before the time of the meeting, or
o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

     Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

     As of [ _____________ ], 2005 (the "record date"), [ _________ ] Class A shares of beneficial interest of your fund were outstanding, [ _____________ ] Class B shares of beneficial interest of your fund were outstanding, [ ] Class C shares of beneficial interest of your fund were outstanding, and [ _______ ] Class R shares of beneficial interest of your fund were outstanding. Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. The presence in person or by proxy of the majority of shareholders of your fund entitled to cast votes at the meeting will constitute a quorum.

Other Business

     Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the reorganization proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

     If, by the time scheduled for the meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original meeting (in which case the board of trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone and Internet Voting

     In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone, the Internet or other electronic means. The voting procedures used in connection with such voting methods are designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the shareholder meeting. The funds are unaware of any such challenge at this time. In the case of telephone voting, shareholders would be called at the phone number PIMSS has in its records for their accounts and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. In the case of automated telephone and Internet voting, shareholders would be required to provide their identifying information and will receive a confirmation of their instructions.

Shareholders' Proposals

     Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by your fund at 60 State Street, Boston, Massachusetts 02109 within a reasonable time before the meeting.


                        OWNERSHIP OF SHARES OF THE FUNDS

     As of September 30, 2005, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

     To the knowledge of each fund, as of September 30, 2005, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively.

--------------------------------------------------------------------------------
Fund/Class       Shareholder Name and Address              Actual Percentage
                                                           owned
--------------------------------------------------------------------------------
Pioneer Small Company Fund
--------------------------------------------------------------------------------
Class A          MLPF&S for the Sole Benefit of its              7.76%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------
Class B          MLPF&S for the Sole Benefit of its              7.17%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------
Class C          MLPF&S for the Sole Benefit of its             12.08%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------
Class R          MCB Trust Services Cust. F/B/O                 18.17%
                 Bonaire Software Solutions
                 700 17th Street, Suite 300
                 Denver, CO   80202-3531
--------------------------------------------------------------------------------
                 MLPF&S for the Sole Benefit of its             44.87%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 MCB Trust Services Cust FBO United             35.04%
                 Construction Trades & Industrial
                 Emp Int'l Union 401 (K)
                 700 17th Street, Suite 300
                 Denver, CO   80202-3531
--------------------------------------------------------------------------------
Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
Class A          MLPF&S for the Sole Benefit of its              7.76%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL   32246-6484
--------------------------------------------------------------------------------
Class B          MLPF&S for the Sole Benefit of its              8.11%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484

--------------------------------------------------------------------------------
Class B          Citigroup Global Markets, Inc.                  5.75%
                 Attn: Peter Booth
                 333 West 34th Street, 7th Floor
                 New York, NY   10001-2402
--------------------------------------------------------------------------------
Class C          MLPF&S for the Sole Benefit of its             30.84%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------
                 Citigroup Global Markets, Inc.                  7.94%
                 Attn: Peter Booth
                 333 West 34th Street, 7th Floor
                 New York, NY 10001-2402
--------------------------------------------------------------------------------
Class R          Hartford Life Insurance Company                29.07%
                 P.O Box 2999
                 Hartford, CT   06104-2999
--------------------------------------------------------------------------------
                 MCB Trust Services Cust. F/B/O                  5.08%
                 United International Corp
                 700 17th Street, Suite 300
                 Denver, CO 80202-3531
--------------------------------------------------------------------------------
                 Bankers Trust Co., Cust. for                   19.21%
                 The Head Co Industries, Inc.
                 Pension Plan
                 665 Locust St.
                 Des Moines, IA   50309-3702
--------------------------------------------------------------------------------
                 MLPF&S for the Sole Benefit of its             11.80%
                 Customers Mutual Fund Administration
                 4800 Deer Lake Drive East, 2nd Floor
                 Jacksonville, FL 32246-6484
--------------------------------------------------------------------------------
                 MCB Trust Services Cust. F/B/O                  7.17%
                 Gerken Retirement Savings Plan
                 700 17th Street, Suite 300
                 Denver, CO 80202-3531
--------------------------------------------------------------------------------
Class Y          Brown Brothers Harriman & Co.                  19.52%
                 As Custodian - Reinvest
                 Attn: Investments Funds Global
                 Distribution Center
                 525 Washington Blvd.
                 Jersey City, NJ 07310-1692
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Brown Brothers Harriman & Co.                  22.75%
                 As Custodian - Reinvest
                 Attn: Investments Funds Global
                 Distribution Center
                 525 Washington Blvd.
                 Jersey City, NJ   07310-1692
--------------------------------------------------------------------------------
                 Brown Brothers Harriman & Co.                  18.11%
                 As Custodian - Reinvest
                 Attn: Investments Funds Global
                 Distribution Center
                 525 Washington Blvd.
                 Jersey City, NJ   07310-1692
--------------------------------------------------------------------------------
Class Y          John F. Cogan, Jr.                             10.03%
                 C/O Hale and Dorr
                 60 State Street
                 Boston, MA   02109-1800
--------------------------------------------------------------------------------
                 John F. Cogan, Jr. & Mary Cornille &           10.12%
                 Pamela Cogan Riddle & Gregory Cogan
                 TTEESO/The Cogan Family Foundation
                 C/O Hale and Dorr Trust Dept.
                 60 State Street
                 Boston, MA   02109-1800
--------------------------------------------------------------------------------
Class I          Charles Schwab & Co., Inc.                     26.21%
                 Exclusive Benefit of its Customers
                 Attn:  Mutual Fund Dept.
                 101 Montgomery St.
                 San Francisco, CA
                 94104-4122
--------------------------------------------------------------------------------

                                     EXPERTS

     The financial highlights and financial statements of Small Company Fund for the fiscal year ended October 31, 2004 and Small Cap Value Fund for the fiscal year ended November 30, 2004 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for each fund's most recent fiscal year ended October 31, 2004 for Small Company Fund and November 30, 2004 for Small Cap Value Fund have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference in the statement of additional information. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                              AVAILABLE INFORMATION

     You can obtain more free information about the funds from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

     Each fund's statement of additional information and shareowner reports are available free of charge on the funds' website at www.pioneerfunds.com

     Shareowner reports. Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about each fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

     Statement of additional information. The statement of additional information provides more detailed information about each fund. It is incorporated by reference into this prospectus.

     Visit our website www.pioneerfunds.com

     Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

            Exhibit A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION
            --------------------------------------------------------



                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
the [  th] day of [    ] 2005, by and between Pioneer Small Cap Value Fund, a
Delaware statutory trust (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Small Company Fund, a Delaware statutory trust (the "Acquired Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

      This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Class A, Class B, Class C and Class R shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the "Closing Date") (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquiring Fund and the Acquired Fund are each registered investment companies classified as management companies of the open-end type.

      WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

      WHEREAS, the Board of Trustees of the Acquiring Fund and the Acquired Fund have determined that the Reorganization is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

      NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

      1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

            (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

      1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

      1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund shall liquidate and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the "Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

      1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 Any reporting responsibility of the Acquired Fund with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") shall compute the NAV per Acquiring Fund Share in the manner set forth in the Acquiring Fund's Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Acquiring Fund's Declaration of Trust, or By-laws, and the Acquiring Fund's then-current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

      2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

      2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser and the Acquired Fund Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Fund Adviser and the Acquired Fund Administrator in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be           , 2005, or such later date as the
parties may agree to in writing. All acts necessary to consummate the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

      3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

      3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

      3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Fund and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

      4.1 Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Acquired Fund represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquired Fund is a business trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

            (c) The Acquired Fund is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Fund's Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

            (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

            (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

            (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended October 31, 2004, have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

            (g) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended April 30, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

            (h) (A) For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of
Section 851(b)(3) of the

Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

                  (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

                  (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

                  (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

                  (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

                  (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

                  (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

                  (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 5.7, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

                  (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

                  (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

                  (K) The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Representation Certificate to be delivered pursuant to paragraph 7.4;

                  (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

                  (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

                  (N) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

                  (O) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

            (i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

            (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

            (k) The Acquired Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

            (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

            (o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

            (p) The prospectus and statement of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

            (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the

Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

            (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

            (s) The tax representation certificate to be delivered by Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

      4.2 Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Acquiring Fund represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquiring Fund is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Fund has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Fund and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

            (c) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (d) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

            (e) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (f) The Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Fund or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its assets is bound;

            (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

            (h) The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended November 30, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

            (i) Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund's prospectus, its statement of additional information as in effect on the date of this

Agreement, or its semi-annual report for the period ended May 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund's portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

            (j) (A) For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

                  (B) Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

                  (C) The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

                  (D) All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

                  (E) The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

                  (F) The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

                  (G) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

                  (H) The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in paragraph 4.2(h). All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

                  (I) The Acquiring Fund has delivered to Acquired Fund or made available to Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

                  (J) The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

                  (K) The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to paragraph 6.3;

                  (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

                  (M) The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund's Tax books and records;

                  (N) The Acquiring Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law;

            (k) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

            (m) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

            (o) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

            (p) The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

            (q) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

            (r) The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.    COVENANTS OF THE FUNDS

      5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

      5.2 The Acquired Fund will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

      5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

      5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

      5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

      5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund ("Statement of Assets and Liabilities") as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

      5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

      5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)(C) of the Code and shall not take any position inconsistent with such treatment.

      5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

      5.11 Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

      6.1 All representations and warranties by the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate of the Acquiring Fund executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

      6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the

Acquiring Fund and the Acquired Fund, concerning certain tax-related matters with respect to the Acquired Fund;

      6.4 The Board of Trustees of the Acquiring Fund shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

      6.5 The Acquired Fund shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Fund and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

      7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 The Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

      7.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate of the Acquired Fund executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

      7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Fund and the Acquired Fund, concerning certain tax-related matters with respect to the Acquired Fund; and

      7.5 The Board of Trustees of the Acquired Fund shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.    FURTHER CONDITIONS PRECEDENT

      If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Fund's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

      8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

      8.4 The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

      8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Acquired Fund and the Acquiring Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code.

      8.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.    BROKERAGE FEES AND EXPENSES

      9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses). Each of the Acquired Fund and the Acquiring Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Acquired Fund each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

            (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

            (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

            (c) by resolution of the Acquiring Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

            (d) by resolution of the Acquired Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

            (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to , 2006 or such other date as the parties may mutually agree upon in writing.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Fund, the Acquired Fund or the Acquired Fund, or the trustees or officers of the Acquired Fund, or the Acquiring Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 60 State Street, Boston, Massachusetts 02109.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 It is expressly agreed that the obligations of the Acquiring Fund and the Acquired Fund shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Fund and the Declaration of Trust of the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Fund and of the Acquired Fund and this Agreement has been executed by authorized officers of the Acquiring Fund and the Acquired Fund, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Fund and the Declaration of Trust of the Acquired Fund, respectively.

                                    * * * * *

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                  PIONEER SMALL COMPANY FUND


By: ________________________________     By: ___________________________________
Name: Christopher J. Kelley              Name: Osbert M. Hood
Title: Assistant Secretary               Title: Executive Vice President

Attest:                                  PIONEER SMALL CAP VALUE FUND


By: ________________________________     By: ___________________________________
Name: Christopher J. Kelley              Name: Osbert M. Hood
Title: Assistant Secretary               Title: Executive Vice President

         EXHIBIT B--PORTFOLIO MANAGEMENT DISCUSSION OF FUND PERFORMANCE
         --------------------------------------------------------------

Pioneer Small Company Fund
------------------------------------------
PERFORMANCE UPDATE 4/30/05
CLASS A SHARES
------------------------------------------
Investment Returns
------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2005)
                               Public
                               Net Asset     Offering
Period                          Value       Price (POP)
Life-of-Class
 (11/2/95)                      7.59%          6.93%
 5 Years                        3.19           1.97
 1 Year                         0.43          -5.35
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                       Small         Russell
                      Company         2000
Date                   Fund           Index
----------           -------         --------
11/95                  9428           10000
                      11383           11365
4/97                  11638           11373
                      15868           16193
4/99                  12087           14693
                      15300           17400
4/01                  17317           16902
                      18888           18031
4/03                  13453           14288
                      17827           20290
4/05                  17904           21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns assume reinvestment of dividends and, Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Company Fund

------------------------------------------
PERFORMANCE UPDATE 4/30/05
CLASS B SHARES

Investment Returns
------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-----------------------------------------------------
Average Annual Total Returns
(As of April 30, 2005)
                                 If          If
Period                          Held      Redeemed
Life-of-Class
 (11/2/95)                      6.79%       6.79%
 5 Years                        2.37        2.37
 1 Year                        -0.51       -4.16
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                       Small         Russell
                      Company         2000
Date                   Fund           Index
----------           -------         --------
11/95                 10000          10000
                      12026          11365
4/97                  12209          11373
                      16522          16193
4/99                  12505          14693
                      15714          17400
4/01                  17637          16902
                      19110          18031
4/03                  13516          14288
                      17757          20290
4/05                  17667          21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund
------------------------------------------
PERFORMANCE UPDATE 4/30/05
CLASS C SHARES

Investment Returns
------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-----------------------------------------------------
Average Annual Total Returns
(As of April 30, 2005)
                                 If          If
Period                          Held      Redeemed
Life-of-Class
 (1/31/96)                      5.71%       5.71%
 5 Years                        2.35        2.35
 1 Year                        -0.51       -0.51
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                       Small         Russell
                      Company         2000
Date                   Fund           Index
----------           -------         --------
1/96                  10000          10000
                      11526          11085
4/97                  11692          11092
                      15832          15793
4/99                  11951          14331
                      14884          16971
4/01                  16807          16486
                      18147          17586
4/03                  12801          13936
                      16803          19790
4/05                  16717          20722

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund
------------------------------------------
PERFORMANCE UPDATE 4/30/05
CLASS R SHARES

Investment Returns
------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-----------------------------------------------------
Average Annual Total Returns
(As of April 30, 2005)
                                 If          If
Period                          Held      Redeemed
Life-of-Class
 (11/2/95)                     7.17%       7.17%
 5 Years                       2.89        2.89
 1 Year                        0.36        0.36
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                       Small         Russell
                      Company         2000
Date                   Fund           Index
----------           -------         --------
1/95                  10000          10000
                      12060          11365
4/97                  12262          11373
                      16643          16193
4/99                  12607          14693
                      15881          17400
4/01                  17881          16902
                      19405          18031
4/03                  13762          14288
                      18248          20290
4/05                  18315          21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Portfolio Management Discussion
Pioneer Small Company Fund 4/30/05

Price volatility stemming from investor uncertainty had a dampening effect on equity markets, including small-cap stocks, over the past six months. Underexposure to a few key sectors caused Fund performance to lag its benchmark. In the following discussion, co-managers Diego Franzin and Michael Rega review the forces affecting smallcap stocks and describe the strategies they pursued to cope with market volatility.

Q: How did Pioneer Small Company Fund perform over this period?

A: For the six months ended April 30, 2005, Pioneer Small Company Fund's Class A shares returned -4.13% at net asset value. For the same period, the Russell 2000 Index, the Fund's benchmark, returned -0.15%, and the average return of the 609 funds in Lipper's Small-Cap Core Funds category was 1.87%. Much of the Fund's underperformance can be tied to the portfolio's underweighting in energy and utilities, two sectors that performed well over the period.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment background like over this period?

A: Investor anxiety about the state of the economy and rising interest rates intensified as the period rolled out. Equity markets reacted to uncertainty much as they did to actual news; buying was restrained in anticipation of Federal Reserve Board meetings, and even more so following rate hike announcements. Analysts also applied unusually close scrutiny to the texts of Federal Reserve Board statements. Within the small-company universe, there were spurts of strength among growth sectors, but traditional value areas were leaders overall.

Q: How did this background affect your investment decisions?

A: We reduced exposure to financial companies, particularly banks, which make up a large part of our benchmark index. Rising short term interest rates have increased the cost of deposits, while long-term rates that banks charge for mortgages have been relatively flat; the result is a squeeze on profit margins. We also refocused REIT holdings into areas that may benefit from increases in energy prices and spending in biotechnology research.

Q: Which stocks or sectors had a favorable impact on results?

A: Provident Senior Living, which invests in private-pay senior living facilities, rose sharply on the announcement of its pending acquisition by Ventas (not in the portfolio), a major health care REIT. Fund holdings among industrial companies also rose, reflecting a pick-up in demand for basic materials. Both Toro, which makes equipment for commercial and residential turf maintenance, and trucker Swift Transportation, contributed to Fund results.

We took profits in Alaska Airlines as we cut commitments to regional airlines that are suffering from surging fuel costs. Prospects appeared better among freight carriers, which are seeing a surge in demand for transport of basic materials and finished goods. Shippers' contracts with freight carriers often contain rate-escalation provisions that are designed to mitigate the impact of higher fuel costs.

We also recorded gains in Corn Products, a leading producer of starches and liquid sweeteners, when its valuation rose and the apparent downside exceeded potential for further gain. Corn Products later fell, following disappointing results caused by increased cost and negative moves in the corn futures market. Forest Oil, an oil exploration and production company, illustrates our stock selection process: we held off purchasing the stock until we were convinced that Forest's two-year program of upgrading its portfolio of properties was paying off. Shares have risen, reflecting improving operating results.

Revitalized by the return of the former management team, Stage Stores, operators of Bealls, Peebles and other chains, extended its turnaround. Earlier, a series of unwise merchandise choices had disrupted results and driven the company into bankruptcy. Stage Stores sells nationally branded merchandise in small cities offering an upscale product line compared to competition such as Wal-Mart.

Earnings at Ruby Tuesday, a chain of casual restaurants, lagged when the company dropped coupon programs and switched to more conventional advertising media. Management clearly articulated that it was going to give up short-term success in favor of stronger long-term results. The market focused on the near-term results, punishing the stock. This presented an investment opportunity with a favorable longer-term return profile.

Lifeline Systems is another example of a Fund holding where we added value to the portfolio. The company is involved in the personal emergency response system industry. They are experiencing strong customer growth as America ages, along with shorter average recovery periods allowed at hospitals. Their product offers these individuals a greater sense of security as they return to their homes knowing medical assistance is close by. Once the service is purchased the monthly service fee paid by subscribers provides for steadier revenue streams.

Q: What were some of the period's disappointments?

A: San Juan-based mortgage originator Oriental Financial Group felt the pressure of rising interest rates. Bad news affecting a peer company also pressured shares, as did talk of a possible bank tax in Puerto Rico. Biotech company Regeneron underperformed, posting average results for the time period. The stock, however, started to rally at the end of the period due to positive drug trial results.

We eliminated shares of Rewards Network as subscriber rolls dwindled for its discount dining and hotel programs and management has struggled to maintain investor confidence. Sales of Artisan Technology's power converters, which are used in the manufacturing of network servers, were weaker than anticipated as demand for network servers lessened.

Q: What is your outlook for the months ahead, and how are you positioning the Fund?

A: Continued interest rate increases, the Federal Reserve Board's primary anti-inflation tool, might stifle small-caps because smaller companies often need access to capital. Such a development would lead us to reposition the portfolio more defensively. An end to rate hikes, signaling a slowing economy, could be negative for small companies as well. But a sagging economy and shrinking equity valuations might create a more favorable scenario for our value-focused investment approach.

We believe that the occasional bursts of energy seen recently in small-cap growth sectors may eventually become more frequent. With that in mind, we have modestly increased the Fund's holdings among technology stocks to bring the Fund more in line with the benchmark. Historically a growth sector, technology valuations have contracted sharply, and many tech companies are now generating more interest. We are monitoring the sector closely, in the belief that growth will return at some point and present a very attractive opportunity that we would seek to take advantage of through careful stock selection.


Investment in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS A SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)
                          Net Asset           Public Offering
Period                   Value (NAV)            Price (POP)
Life-of-Class
(2/28/97)                  11.94%                 11.14%
5 Years                    11.75                  10.43
1 Year                     13.44                   6.92

[The following data was represented as a line chart on the printed material]

                                  2/97         5/99         5/01        5/03         5/05
Pioneer Small Cap Value Fund    $ 9,422     $ 10,769      $16,592      $16,265     $ 23,904
Russell 2000 Value Index         10,000       12,221       15,771       16,838       25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS B SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If                    If
Period                      Held                Redeemed
Life-of-Class
(2/28/97)                  11.12%                 11.12%
5 Years                    10.89                  10.89
1 Year                     12.57                   8.57

[The following data was represented as a line chart on the printed material]

                                  2/97         5/99         5/01        5/03         5/05
Pioneer Small Cap Value Fund    $ 10,000    $ 11,263      $ 17,088     $ 16,502    $ 23,872
Russell 2000 Value Index          10,000      12,221        15,771       16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS C SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If                    If
Period                      Held                Redeemed
Life-of-Class
(9/28/01)                  14.61%                 14.61%
1 Year                     12.66                  12.66

[The following data was represented as a line chart on the printed material]

                                     9/01          5/03         5/05
Pioneer Small Cap Value Fund      $ 10,000      $ 11,393      $ 16,498
Russell 2000 Value Index            10,000        11,844        17,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              INVESTOR CLASS SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------

Average Annual Total Returns
(As of May 31, 2005)
                             If                    If
Period                      Held                Redeemed
Life-of-Class
(12/13/04)                  0.97%                  0.97%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to shares charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS R SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If                    If
Period                      Held                Redeemed
Life-of-Class
(2/28/97)                   11.53%                 11.53%
5 Years                     11.42                  11.42
1 Year                      13.37                  13.37

[The following data was represented as a line chart on the printed material]

                                  2/97         5/99         5/01        5/03         5/05
Pioneer Small Cap Value Fund    $ 10,000    $ 11,302      $ 17,244     $ 16,749    $ 24,606
Russell 2000 Value Index          10,000      12,221        15,771       16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of the U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund

--------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                              CLASS Y SHARES
--------------------------------------------------------

Investment Returns
--------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If                    If
Period                      Held                Redeemed
Life-of-Class
(8/10/04)                   12.00%                 12.00%
5 Years                     11.84                  11.84
1 Year                      13.94                  13.94

[The following data was represented as a line chart on the printed material]

                                  2/97         5/99         5/01        5/03         5/05
Pioneer Small Cap Value Fund    $ 10,000    $ 11,430      $ 17,610     $ 17,263    $ 25,481
Russell 2000 Value Index          10,000      12,221        15,771       16,838      25,355

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Portfolio Management Discussion
Pioneer Small Cap Value Fund 5/31/05

Market crosscurrents left little net change in the Fund's benchmark, the Russell 2000 Value Index, over the past six months. Nevertheless, value issues held up better than growth issues, as measured by the Russell 2000 Growth Index. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and describe some of the factors that influenced Pioneer Small Cap Value Fund's performance.

Q: How did the Fund perform over this period?

A: For the six months ended May 31, 2005, Class A shares of the Fund returned -0.54% at net asset value. In comparison, the Russell 2000 Value Index, the Fund's benchmark returned -1.07%. The average return of the Fund's peers in the Lipper Small-Cap Core category returned -0.25% for the same period.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe market conditions for the period and how they affected small company stocks.

A: After a strong rally in last year's fourth quarter, U.S. equity markets ran into stiff headwinds during the first weeks of 2005. Trends were erratic for the rest of the period, with declines in January and April offsetting upswings in March and May. The changing environment for equities, with interest rates rising and oil prices setting records, led investors to favor larger-cap issues. That more cautious approach interrupted a long stretch of small-cap outperformance. Within the small-cap universe, value issues continued to prevail over growth.

Q: Which areas of the portfolio had a favorable impact on results?

A: As has been true for some time, holdings in the health care, energy and financial services sectors contributed positively to Fund returns. Chemed, best-known for its Roto-Rooter business, rose sharply, thanks to strong results at its Vitas division, the nation's largest hospice care company; new regulations favor home-based hospice treatment for terminally ill patients. PacifiCare also played a big role in Fund performance, as the government moved more Medicare beneficiaries to managed care plans. We trimmed holdings of Chemed and PacifiCare as valuations rose. The proposed acquisition of Provident Senior Living by Ventas, another senior living real estate investment trust, also boosted results. Pediatrix, which specializes in care for premature and very ill newborns, continued to perform well.

Shares of the NASDAQ Stock Market rose in anticipation of its purchase of Instinet, an electronic exchange serving institutional investors. NASDAQ, led by an effective new CEO, continues to trim costs and take market share from competitors, including the New York Stock Exchange. Apollo Investment also added to returns. Apollo offers specialized financing for small- to mid-sized businesses that face difficulty in raising capital from traditional sources during periods of higher interest rates.

Rising energy prices and favorable drilling developments extended the run of good results at Southwestern Energy. Gulfmark Offshore, which runs supply vessels for drillers in the North Sea, also benefited from increased energy demand. TODCO, whose contract rigs operate in the Gulf of Mexico, took advantage of higher oil prices to raise fees. We took some gains in Joy Global Equipment, which manufactures machinery and equipment for coal mining and other extractive industries.

Jarden, a niche consumer products company, also delivered solid returns. Jarden acquires and refurbishes consumer brands - examples include First Alert, Coleman Outdoor and Mr. Coffee - that have been poorly managed or marketed, then distributes them through its well-established network.

Q: What areas held back performance?

A: Reluctance by corporations to invest in technology pressured Borland Software, as disappointing earnings brought a sharp decline in the company's shares. Borland, which designs enterprise software applications, enjoys strong brand recognition and continues to generate cash. Any recovery in tech spending would present an opportunity for Borland to implement its new business strategies.

Hancock Fabrics has suffered from slow sales of sewing and home decor products as well as from unsuccessful merchandising strategies. A dividend reduction and poor year-over-year sales comparisons also drove down shares. We are awaiting evidence of a possible turnaround as a new management team works to address shortcomings.

Two financial companies also disappointed. Quanta Capital, a start-up property and casualty insurance company, was hit by exceptionally large claims during last year's Florida hurricanes. The cost of building corporate infrastructure was another negative. Shares recently traded below book value, and we believe valuation will improve as the business matures and Quanta puts early losses behind it. Minneapolis-based brokerage Piper Jaffray's shares fell when first quarter earnings showed the impact of sluggishness in capital markets. Piper is working to bring costs in line and may restructure by consolidating divisions or selling business units.

Slowing demand and weak pricing for newsprint drove down shares of Domtar, a Canadian paper company. In addition, the strong Canadian dollar hurt sales to the United States. Shares of GrafTech International were negatively impacted when the company increased prices for their graphite electrodes, but unfortunately volumes were down, disappointing investors.

Q: What is your outlook for the economy and the markets, and how have you positioned the Fund?

A: Although we anticipate continued economic expansion, repeated hikes in interest rates and mounting energy costs may be slowing the rate of U.S. economic growth. For that reason, we remain focused on companies that we think can do well without the impetus of a rapidly growing economy. We continue to see positive long-term prospects for the health care and energy sectors, but are attuned to expanded valuations in both areas. A moderating economy is not ideal for technology, but we are emphasizing solidly grounded companies in that sector that can perform well under a slower-growth scenario. Among financial issues, we favor diversified financial companies as well as commercial banks that stand to benefit from increased business activity.

In the past, our selection process has led us to good companies that the market has ignored. The process has also allowed us to be patient in challenging times and to take advantage of undervalued equities when we find them.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                [Back Cover Page]



                                                                   18244-00-1005

                          PIONEER SMALL CAP VALUE FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                                    [ ], 2005

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Proxy Statement and Prospectus (also dated [ ], 2005) which covers Class A, Class B, Class C and Class R shares of Pioneer Small Cap Value Fund to be issued in exchange for corresponding shares of Pioneer Small Company Fund, each a Delaware statutory trust. Please retain this Statement of Additional Information for further reference.

         The Prospectus is available to you free of charge (please call 1-800-225-6292).

INTRODUCTION..................................................................2
EXHIBITS......................................................................2
ADDITIONAL INFORMATION ABOUT PIONEER SMALL CAP VALUE FUND.....................2
         FUND HISTORY.........................................................2
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS.....................3
         MANAGEMENT OF THE FUND...............................................3
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................3
         INVESTMENT ADVISORY AND OTHER SERVICES...............................3
         PORTFOLIO MANAGERS...................................................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES.............................3
         CAPITAL STOCK AND OTHER SECURITIES...................................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES...........................3
         TAXATION OF THE FUND.................................................3
         UNDERWRITERS.........................................................3
         CALCULATION OF PERFORMANCE DATA......................................4
         FINANCIAL STATEMENTS.................................................4
ADDITIONAL INFORMATION ABOUT PIONEER SMALL COMPANY FUND.......................5
         FUND HISTORY.........................................................5
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS.....................5
         MANAGEMENT OF THE FUND...............................................5
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................5
         INVESTMENT ADVISORY AND OTHER SERVICES...............................5
         PORTFOLIO MANAGERS...................................................5
         BROKERAGE ALLOCATION AND OTHER PRACTICES.............................5
         CAPITAL STOCK AND OTHER SECURITIES...................................5
         PURCHASE, REDEMPTION AND PRICING OF SHARES...........................5
         TAXATION OF THE FUND.................................................5
         UNDERWRITERS.........................................................6
         CALCULATION OF PERFORMANCE DATA......................................6
         FINANCIAL STATEMENTS.................................................6
                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated [ ], 2005 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of Pioneer Small Company Fund into Pioneer Small Cap Value Fund, and in connection with the solicitation by the management of Pioneer Small Company Fund of proxies to be voted at the Meeting of Shareholders of Pioneer Small Company Fund to be held on [ ], 2005.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Pioneer Small Cap Value Fund's statement of additional information for Class A, B, C, Y, R and Investor Class shares, dated April 1, 2005 ("Pioneer Small Cap Value Fund's SAI") (File No. 333-18639), as filed with the Securities and Exchange Commission on March 28, 2005 (Accession No. 0001016964-05-000114) is incorporated herein by reference.

2. Pioneer Small Cap Value Fund's Annual Report for the fiscal year ended November 30, 2004 (File No. 811-07985), as filed with the Securities and Exchange Commission on January 28, 2005 (Accession No. 0000893660-05-000011) is incorporated herein by reference.

3. Pioneer Small Cap Value Fund's Semi-Annual Report for the period ended May 31, 2005 (File No. 811-07985), as filed with the Securities and Exchange Commission on July 27, 2005 (Accession No.
         0001257951-05-000007) is incorporated herein by reference.

4. Pioneer Small Company Fund's statement of additional information for Class A, B, C and R shares, dated March 1, 2005 ("Pioneer Small Company Fund's SAI") (File No. 333-61869), as filed with the Securities and Exchange Commission on February 25, 2005 (Accession No.
         0001016964-05-000075) is incorporated herein by reference.

5. Pioneer Small Company Fund's Annual Report for the fiscal year ended October 31, 2004 (File No. 811-07339), as filed with the Securities and Exchange Commission on December 29, 2004 (Accession No.
         0000866707-04-000017) is incorporated herein by reference.

6. Pioneer Small Company Fund's Semi-Annual Report for the period ended April 30, 2005 (File No. 811-07339), as filed with the Securities and Exchange Commission on June 27, 2005 (Accession No.
         0000863334-05-000011) is incorporated herein by reference.

7. Pro forma financial statements for the combined Pioneer Small Cap Value Fund and Pioneer Small Company Fund as of May 31, 2005 and November 30, 2004.

                          ADDITIONAL INFORMATION ABOUT
                          PIONEER SMALL CAP VALUE FUND

FUND HISTORY

         For additional information about Pioneer Small Cap Value Fund generally and its history, see "Fund History" in Pioneer Small Cap Value Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about Pioneer Small Cap Value Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in Pioneer Small Cap Value Fund's SAI.

MANAGEMENT OF THE FUND

         For additional information about Pioneer Small Cap Value Fund's Board of Trustees and officers, see "Trustees and Officers" in Pioneer Small Cap Value Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information, see "Annual Fee, Expense and Other Information - Share Ownership."

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Auditors" in Pioneer Small Cap Value Fund's SAI.

PORTFOLIO MANAGERS

         For addition information, see "Portfolio Management" in Pioneer Small Cap Value Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Pioneer Small Cap Value Fund's brokerage allocation practices, see "Portfolio Transactions" in Pioneer Small Cap Value Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Small Cap Value Fund, see "Description of Shares" in Pioneer Small Cap Value Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Pioneer Small Cap Value Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in Pioneer Small Cap Value Fund's SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in Pioneer Small Cap Value Fund, see "Tax Status" in Pioneer Small Cap Value Fund's SAI.

UNDERWRITERS

         For additional information about the Pioneer Small Cap Value Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in Pioneer Small Cap Value Fund's SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of Pioneer Small Cap Value Fund, see "Investment Results" in Pioneer Small Cap Value Fund's SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in Pioneer Small Cap Value Fund's SAI.

                          ADDITIONAL INFORMATION ABOUT
                           PIONEER SMALL COMPANY FUND

FUND HISTORY

         For additional information about Pioneer Small Company Fund generally and its history, see "Fund History" in Pioneer Small Company Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about Pioneer Small Company Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in Pioneer Small Company Fund's SAI.

MANAGEMENT OF THE FUND

         For additional information about Pioneer Small Company Fund's Board of Trustees and officers, see "Trustees and Officers" in Pioneer Small Company Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information, see "Annual Fee, Expense and Other Information - Share Ownership."

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Auditors" in Pioneer Small Company Fund's SAI.

PORTFOLIO MANAGERS

         For addition information, see "Portfolio Management" in Pioneer Small Cap Value Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Pioneer Small Company Fund's brokerage allocation practices, see "Portfolio Transactions" in Pioneer Small Company Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Small Company Fund, see "Description of Shares" in Pioneer Small Company Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Pioneer Small Company Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in Pioneer Small Company Fund's SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in Pioneer Small Company Fund, see "Tax Status" in Pioneer Small Company Fund's SAI.

UNDERWRITERS

         For additional information about the Pioneer Small Company Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in Pioneer Small Company Fund's SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of Pioneer Small Company Fund, see "Investment Results" in Pioneer Small Company Fund's SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in Pioneer Small Company Fund's SAI.

Pioneer Small Cap Value Fund
Pro Forma Statement of Assets and Liabilities
November 30, 2004
(unaudited)

                                                     Pioneer              Pioneer
                                                    Small Cap          Small Company      Pro Forma          Pro Forma
                                                   Value Fund              Fund          Adjustments          Combined
                                                ----------------    -----------------  -----------------  ----------------
ASSETS:
    Investment in securities (Cost
      $493,616,304 and $173,709,065,
      respectively)                           $      629,491,618   $      214,752,923                    $    844,244,541
    Cash                                                  45,423                                                   45,423
    Receivables -
      Investments securities sold                                           9,018,354                           9,018,354
      Fund shares sold                                 1,813,726              127,009                           1,940,735
      Variation margin                                   107,500                    -                             107,500
      Dividends, interest and foreign tax
        withheld                                         274,394              207,884                             482,278
    Other                                                  1,888                4,626                               6,514
                                                -----------------    -----------------                     ---------------
          Total assets                        $      631,734,549   $      224,110,796                    $    855,845,345
                                                -----------------    -----------------                     ---------------

LIABILITIES:
    Payables -
      Investment securities purchased         $           82,336   $        3,852,775                    $      3,935,111
      Fund shares repurchased                            644,084              223,653                             867,737
      Upon return of securities loaned                48,660,410           14,496,435                          63,156,845
    Due to bank                                                             4,251,515                           4,251,515
    Due to affiliates                                    922,312              309,338                           1,231,650
    Accrued expenses                                     112,925               33,394                             146,319
                                                -----------------    -----------------                     ---------------
          Total liabilities                   $       50,422,067   $       23,167,110                    $     73,589,177
                                                -----------------    -----------------                     ---------------

NET ASSETS:
    Paid-in capital                           $      441,346,157   $      153,174,598                    $    594,520,755
    Undistributed net investment income                   62,425               77,703                             140,128
    Accumulated net realized gain on
      investments and futures contracts                1,237,536            6,647,527                           7,885,063
    Net unrealized gain on investments               135,875,314           41,043,858                         176,919,172
    Net unrealized gain on futures contracts           2,791,050                    -                           2,791,050
                                                -----------------    -----------------                     ---------------
          Total net assets                    $      581,312,482   $      200,943,686                    $    782,256,168
                                                =================    =================                     ===============

OUTSTANDING SHARES:
(No par value, unlimited number of
  shares authorized)
    Class A                                            9,946,581            9,718,340     (4,886,378)(a)       14,778,543
                                                =================    =================                     ===============
    Class B                                            5,760,556            2,341,791     (1,194,378)(a)        6,907,969
                                                =================    =================                     ===============
    Class C                                            3,153,562            1,162,526       (622,994)(a)        3,693,094
                                                =================    =================                     ===============
    Class R                                               85,407                6,641         (3,339)(a)           88,709
                                                =================    =================                     ===============
    Class Y                                              109,978                    -                             109,978
                                                =================    =================                     ===============

NET ASSET VALUE PER SHARE:
    Class A                                   $            31.21                15.52                    $          31.21
                                                =================    =================                     ===============
    Class B                                   $            29.27                14.34                    $          29.27
                                                =================    =================                     ===============
    Class C                                   $            30.49                14.15                    $          30.49
                                                =================    =================                     ===============
    Class R                                   $            31.21                15.52                    $          31.21
                                                =================    =================                     ===============
    Class Y                                   $            31.27                    -                    $          31.27
                                                =================    =================                     ===============

MAXIMUM OFFERING PRICE:
    Class A                                   $            33.11                16.47                    $          33.11
                                                =================    =================                     ===============

(a) Class A, Class B, Class C and Class R shares of Pioneer Small Company Fund are exchanged for Class A, Class B, Class C and Class R shares, respectively, of Pioneer Small Cap Value Fund.

   The accompanying notes are an integral part of these financial statements.

            See accompanying notes to pro forma financial statements.

Pioneer Small Cap Value Fund
Pro Forma Statement of Operations
For the Year Ended November 30, 2004
(unaudited)

                                                                 Pioneer              Pioneer
                                                                Small Cap          Small Company       Pro Forma        Pro Forma
                                                                Value Fund              Fund           Adjustments       Combined
                                                              ---------------   -----------------   ---------------  --------------
INVESTMENT INCOME:
    Dividends                                                 $     4,277,816   $       1,744,149                    $    6,021,965
    Interest                                                          538,737              28,349                           567,086
    Income from securities loaned, net                                 83,395              40,055                           123,450
                                                              ---------------   -----------------                    --------------
            Total investment income                           $     4,899,948   $       1,812,553                    $    6,712,501
                                                              ---------------   -----------------                    --------------

EXPENSES:
    Management fees                                           $     4,180,489   $       1,658,061   $                $    5,838,550
    Transfer agent fees and expenses
       Class A                                                        850,963             555,732       (308,731)(b)      1,097,964
       Class B                                                        557,858             246,757       (191,589)(b)        613,026
       Class C                                                        257,232              92,715        (68,351)(b)        281,596
       Class R                                                          1,871                 113           (354)(b)          1,630
       Class Y                                                             54                                                    54
    Distribution fees
       Class A                                                        643,396             337,453                           980,849
       Class B                                                      1,538,218             443,222                         1,981,440
       Class C                                                        781,128             157,189                           938,317
       Class R                                                          8,812                 219                             9,031
    Administrative fees                                                83,512               7,790                            91,302
    Custodian fees                                                     52,667              20,822                            73,489
    Registration fees                                                 127,436              45,125        (45,125)(a)        127,436
    Professional fees                                                  53,253              38,517        (38,517)(a)         53,253
    Printing expense                                                   32,656                   -                            32,656
    Fees and expenses of nonaffiliated trustees                        10,117               3,543         (3,543)(a)         10,117
    Miscellaneous                                                       8,941               4,137                            13,078
                                                              ---------------   -----------------   ------------     --------------
         Total expenses                                       $     9,188,603   $       3,611,395   $   (656,210)    $   12,143,788
         Less fees paid indirectly                                    (16,821)             (5,902)                          (22,723)
                                                              ---------------   -----------------   ------------     --------------
         Net expenses                                         $     9,171,782   $       3,605,493   $   (656,210)    $   12,121,065
                                                              ---------------   -----------------   ------------     --------------
            Net investment loss                               $    (4,271,834)  $      (1,792,940)  $    656,210     $   (5,408,564)
                                                              ---------------   -----------------   ------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on:
       Investments                                            $    49,236,463   $      23,255,366                    $   72,491,829
       Futures contracts                                            1,573,441                 218                         1,573,659
       Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currency                    -               1,216                             1,216
    Change in net unrealized gain (loss) on:
       Investments                                                 59,624,430           7,650,933                        67,275,363
       Futures contracts                                            1,536,414                   -                         1,536,414
                                                              ---------------   -----------------   ------------     --------------
    Net gain (loss) on investments                            $   111,970,748   $      30,907,733   $          -     $  142,878,481
                                                              ---------------   -----------------   ------------     --------------
    Net increase in net assets resulting from operations      $   107,698,914   $      29,114,793   $    656,210     $  137,469,917
                                                              ===============   =================   ============     ==============

(a)  Reflects reduction in expenses due to elimination of duplicate services.

(b) Reflects change in fee structure to conform to Pioneer Small Cap Value Fund's transfer agent agreements.

   The accompanying notes are an integral part of these financial statements.

            See accompanying notes to pro forma financial statements.

                                   Pioneer Small Cap Value Fund
                                   Pro Forma
                                   Schedule of Investments  (a)
                                   November 30, 2004
                                   (Unaudited)

                                                                                                           Pioneer
Pioneer                                                                                      Pioneer        Small
 Small     Pioneer                                                                          Small Cap      Company      Pro Forma
  Cap       Small                                                                % of       Value Fund       Fund        Combined
 Value     Company    Pro Forma                                               Pro Forma
 Fund        Fund      Combined                                                Combined       Market        Market        Market
Shares     Shares       Shares                                                Net Assets       Value         Value         Value
-------------------------------                                              ------------  -----------------------------------------
                                   COMMON STOCKS                                 92.8%
                                   Energy                                         6.8%
                                   Oil & Gas Drilling                             2.2%
 31,000                  31,000    Atwood Oceanics, Inc. *                                 $  1,625,330  $             $  1,625,330
554,600    143,650      698,250    Key Energy Services, Inc. *                                6,943,592     1,798,498     8,742,090
300,700    103,650      404,350    Todco  *                                                   5,265,257     1,814,912     7,080,169
                                                                                           -----------------------------------------
                                                                                           $ 13,834,179  $  3,613,410  $ 17,447,589
                                                                                           -----------------------------------------
                                   Oil & Gas Equipment And Services               1.9%
295,000                 295,000    Gulfmark Offshore, Inc. *                               $  6,138,950  $             $  6,138,950
212,500     60,225      272,725    Maverick Tube Corp. *                                      6,736,250     1,909,132     8,645,382
                                                                                           -----------------------------------------
                                                                                           $ 12,875,200  $  1,909,132  $ 14,784,332
                                                                                           -----------------------------------------
                                   Oil & Gas Exploration & Production             2.7%
122,300     28,200      150,500    Arena Resources, Inc.                                   $             $    242,520  $    242,520
112,100    126,750      238,850    Forest Oil Corp.                                                         4,313,303     4,313,303
                                   Penn Virginia Corp.                                        5,315,158                   5,315,158
            30,675       30,675    Spinnaker                                                                1,112,582     1,112,582
                                   Swift Energy Co. *                                         3,401,114                   3,401,114
161,300                 161,300    Unit Corp. *                                               6,390,706                   6,390,706
                                                                                           -----------------------------------------
                                                                                           $ 15,106,978  $  5,668,405  $ 20,775,383
                                                                                           -----------------------------------------
                                   Total Energy                                            $ 41,816,357  $ 11,190,947  $ 53,007,304
                                                                                           -----------------------------------------
                                   Materials                                      7.7%
                                   Commodity Chemicals                            1.1%
            97,500       97,500    Airgas, Inc.                                            $             $  2,591,550  $  2,591,550
           116,150      116,150    Mega Blocks (144A)                                                       1,770,278     1,770,278
            10,100       10,100    Mega Blocks                                                                153,937       153,937
            37,000       37,000    SYMYTX Technologies, Inc.                                                1,166,610     1,166,610
           124,200      124,200    Terra Industries, Inc.                                                   1,018,440     1,018,440
           148,700      148,700    Wellman, Inc.                                                            1,530,123     1,530,123
                                                                                           -----------------------------------------
                                                                                           $             $  8,230,938  $  8,230,938
                                                                                           -----------------------------------------
                                   Diversified Metals & Mining                    1.0%
212,700                 212,700    Massey Energy Co.                                       $  7,470,024  $             $  7,470,024
                                                                                           -----------------------------------------
                                   Gold                                           1.1%
152,700                 152,700    Glamis Gold, Ltd. *                                     $  3,107,445  $             $  3,107,445
503,900    177,150      681,050    IAMGOLD Corp.                                              3,864,913     1,358,741     5,223,654
                                                                                           -----------------------------------------
                                                                                           $  6,972,358  $  1,358,741  $  8,331,099
                                                                                           -----------------------------------------
                                   Metal & Glass Containers                       0.5%
106,450                 106,450    Jarden Corp. *                                          $  4,084,487  $             $  4,084,487
                                                                                           -----------------------------------------
                                   Paper Products                                 1.6%
336,100                 336,100    Domtar, Inc.                                            $  4,066,810  $             $  4,066,810
236,017                 236,017    Flowserve Corp. *                                          5,952,349                   5,952,349
           127,100      127,100    Wausau Paper Corp.                                                       2,281,445     2,281,445
                                                                                           -----------------------------------------
                                                                                           $ 10,019,159  $  2,281,445  $ 12,300,604
                                                                                           -----------------------------------------
                                   Precious Metals & Minerals                     0.6%
           194,075      194,075    Agnico Eagle Mines, Inc.                                $             $  3,050,859  $  3,050,859
583,500                 583,500    Cambior, Inc. *                                            1,779,675                   1,779,675
                                                                                           -----------------------------------------
                                                                                           $  1,779,675  $  3,050,859  $  4,830,534
                                                                                           -----------------------------------------
                                   Specialty Chemicals                            0.3%
 80,600                  80,600    Great Lakes Chemical Corp.                              $  2,361,580  $             $  2,361,580
                                                                                           -----------------------------------------
                                   Steel                                          1.6%
 74,500                  74,500    Carpenter Technology                                    $  4,354,525  $             $  4,354,525
723,600    164,025      887,625    Graftech International, Ltd. *                             6,903,144     1,564,799     8,467,943
                                                                                           -----------------------------------------
                                                                                           $ 11,257,669  $  1,564,799  $ 12,822,468
                                                                                           -----------------------------------------
                                   Total Materials                                         $ 43,944,952  $ 16,486,782  $ 60,431,734
                                                                                           -----------------------------------------
                                   Capital Goods                                  6.2%
                                   Aerospace & Defense                            0.7%
           141,725      141,725    AAR Corp.                                               $             $  1,937,381  $  1,937,381
100,900                 100,900    Intrado, Inc. *                                            1,364,168                   1,364,168
            79,600       79,600    MTC Technologies, Inc.                                                   2,446,904     2,446,904
                                                                                           -----------------------------------------
                                                                                           $  1,364,168  $  4,384,285  $  5,748,453
                                                                                           -----------------------------------------
                                   Construction, Farm Machinery & Heavy Trucks    1.6%
448,100    167,150      615,250    Wabtec Corp.                                            $  9,217,417  $  3,438,276  $ 12,655,693
                                                                                           -----------------------------------------
                                   Construction & Engineering                     0.8%
104,900                 104,900    Granite Construction, Inc.                              $  2,784,046  $             $  2,784,046
162,300                 162,300    Insituform Technologies, Inc. *                            3,788,082                   3,788,082
                                                                                           -----------------------------------------
                                                                                           $  6,572,128  $             $  6,572,128
                                                                                           -----------------------------------------
                                   Electrical Component & Equipment               0.6%
487,500                 487,500    Power-One, Inc. *                                       $  4,480,125  $             $  4,480,125
                                                                                           -----------------------------------------
                                   Industrial Conglomerates
430,600                 430,600    Cornell Companies, Inc. *                               $  6,308,290  $             $  6,308,290
161,900                 161,900    NN, Inc.                                                   2,062,606                   2,062,606
                                                                                           -----------------------------------------
                                                                                           $  8,370,896  $             $  8,370,896
                                                                                           -----------------------------------------
                                   Industrial Machinery                           1.6%
122,100                 122,100    Joy Global, Inc.                                        $  4,968,249  $             $  4,968,249
 65,000                  65,000    Kaydon Corp.                                               2,111,200                   2,111,200
            15,125       15,125    Kennametal, Inc.                                                           775,913       775,913
 39,100                  39,100    Nacco Industries, Inc.                                     4,281,059                   4,281,059
                                                                                           -----------------------------------------
                                                                                           $ 11,360,508  $    775,913  $ 12,136,421
                                                                                           -----------------------------------------
                                   Trading Companies & Distributors               0.9%
163,400                 163,400    Applied Industrial Technologies, Inc.                   $  6,805,610  $             $  6,805,610
                                                                                           -----------------------------------------
                                   Total Capital Goods                                     $ 48,170,852  $  8,598,474  $ 56,769,326
                                                                                           -----------------------------------------
                                   Commercial Services & Supplies                 6.1%
                                   Data Processing Services                       0.4%
207,900                 207,900    Gartner Group, Inc. *                                   $  2,474,010  $             $  2,474,010
            29,750       29,750    Talx Corp.                                                                 874,650       874,650
                                                                                           -----------------------------------------
                                                                                           $  2,474,010  $    874,650  $  3,348,660
                                                                                           -----------------------------------------
                                   Diversified Commercial Services                4.4%
381,500     56,325      437,825    Central Parking Corp.                                   $  5,791,170  $    855,014  $  6,646,184
121,900                 121,900    Chemed Corp.                                               7,562,676                   7,562,676
           113,787      113,787    FTI Consulting, Inc.                                                     2,295,084     2,295,084
297,300                 297,300    Profit Recovery Group International *                      1,605,420                   1,605,420
            36,550       36,550    Regis Corp.                                                              1,631,958     1,631,958
565,700                 565,700    Rent-Way, Inc. *                                           4,797,136                   4,797,136
            98,350       98,350    Tetra Tech, Inc.                                                         1,498,854     1,498,854
           101,745      101,745    The Brinks Co.                                                           3,928,374     3,928,374
167,900                 167,900    Watson Wyatt & Company Holdings                            4,476,214                   4,476,214
                                                                                           -----------------------------------------
                                                                                           $ 24,232,616  $ 10,209,284  $ 34,441,900
                                                                                           -----------------------------------------
                                   Commercial Printing                            0.1%
            25,100       25,100    John H Harland Co.                                      $             $    886,281  $    886,281
                                                                                           -----------------------------------------
                                   Employment Services                            0.2%
           261,775      261,775    Princeton Review, Inc.                                  $             $  1,554,944  $  1,554,944
                                                                                           -----------------------------------------
                                   Environmental Services                         0.1%
           188,950      188,950    Newpark Resources                                       $             $  1,080,794  $  1,080,794
                                                                                           -----------------------------------------
                                   Employment Services
117,300                 117,300    Korn/Ferry International *                     0.8%     $  2,185,299  $             $  2,185,299
755,400                 755,400    On Assignment, Inc. *                                      3,943,188                   3,943,188
                                                                                           -----------------------------------------
                                                                                           $  6,128,487  $             $  6,128,487
                                                                                           -----------------------------------------
                                   Total Commercial Services & Supplies                    $ 32,835,113  $ 14,605,953  $ 47,441,066
                                                                                           -----------------------------------------
                                   Transportation                                 2.8%
                                   Marine                                         0.7%
 53,000                  53,000    Arlington Tankers, Ltd. *                               $  1,217,410  $             $  1,217,410
 94,000                  94,000    Stelmar Shipping, Ltd.                                     4,150,100                   4,150,100
                                                                                           -----------------------------------------
                                                                                           $  5,367,510  $             $  5,367,510
                                                                                           -----------------------------------------
                                   Railroads                                      1.0%
271,000                 271,000    Genesee & Wyoming, Inc. *                               $  7,466,050  $             $  7,466,050
                                                                                           -----------------------------------------
                                   Trucking                                       1.1%
347,500                 347,500    Central Freight Lines, Inc. *                           $  2,210,100  $             $  2,210,100
 82,500                  82,500    Dollar Thrifty Automotive Group *                          2,218,425                   2,218,425
 58,145     36,925       95,070    Forward Air Corp. *                                        2,695,021     1,711,474     4,406,495
                                                                                           -----------------------------------------
                                                                                           $  7,123,546  $  1,711,474  $  8,835,020
                                                                                           -----------------------------------------
                                   Total Transportation                                    $ 19,957,106  $  1,711,474  $ 21,668,580
                                                                                           -----------------------------------------
                                   Automobiles & Components                       0.5%
                                   Auto Parts & Equipment                         0.5%
215,100                 215,100    Federal Signal Corp.                                    $  3,699,720  $             $  3,699,720
                                                                                           -----------------------------------------
                                   Total Automobiles & Components                          $  3,699,720  $             $  3,699,720
                                                                                           -----------------------------------------
                                   Consumer Durables & Apparel                    2.1%
                                   Housewares & Specialty Goods                   0.7%
            35,200       35,200    American Greetings Corp.                                $             $    937,024  $    937,024
           136,675      136,675    Tupperware Corp.                                                         2,558,556     2,558,556
            58,000       58,000    Yankee Candle Corp.                                                      1,766,680     1,766,680
                                                                                           -----------------------------------------
                                                                                           $             $  5,262,260  $  5,262,260
                                                                                           -----------------------------------------
                                   Textiles                                       0.2%
           434,775      434,775    Unifi, Inc.                                                          $   1,617,363 $   1,617,363
                                                                                           -----------------------------------------
                                   Apparel, Accessories & Luxury Goods            1.2%
393,400    260,050      653,450    Charming Shoppes, Inc. *                                $  3,678,290  $  2,431,468  $  6,109,758
 88,800                  88,800    Kellwood Co.                                               3,091,128                   3,091,128
                                                                                           -----------------------------------------
                                                                                           $  6,769,418  $  2,431,468  $  9,200,886
                                                                                           -----------------------------------------
                                   Total Consumer Durables & Apparel                       $  6,769,418  $  9,311,091  $ 16,080,509
                                                                                           -----------------------------------------
                                   Hotels, Restaurants & Leisure                  1.1%
                                   Hotels, Resorts & Cruise Lines                 0.1%
           282,400      282,400    Jameson Inns, Inc.                                      $             $    494,200  $    494,200
                                                                                           -----------------------------------------
                                   Restaurants                                    1.0%
199,200    106,325      305,525    O'Charley's Inc. *                                      $  3,784,800  $  2,020,175  $  5,804,975
            19,012       19,012    Applebees International, Inc.                                              488,608       488,608
            61,200       61,200    Ruby Tuesday, Inc.                                                       1,686,060     1,686,060
                                                                                           -----------------------------------------
                                                                                           $  3,784,800  $  4,194,843  $  7,979,643
                                                                                           -----------------------------------------
                                   Total Hotels, Restaurants & Leisure                     $  3,784,800  $  4,689,043  $  8,473,843
                                                                                           -----------------------------------------
                                   Media                                          1.2%
                                   Advertising                                    0.2%
132,200                 132,200    EMAK Worldwide, Inc. *                                  $  1,303,624  $             $  1,303,624
                                                                                           -----------------------------------------
                                   Movies & Entertainment                         0.5%
           156,375      156,375    Alliance Atlantis Communications, Inc. (Clas            $             $  4,061,059  $  4,061,059
                                                                                           -----------------------------------------
                                   Publishing                                     0.5%
152,200                 152,200    Advanced Marketing Services, Inc.                       $  1,636,150  $             $  1,636,150
           113,475      113,475    Journal Register Co.                                                     2,145,812     2,145,812
                                                                                           -----------------------------------------
                                                                                           $  1,636,150  $  2,145,812  $  3,781,962
                                                                                           -----------------------------------------
                                   Total Media                                             $  2,939,774  $  6,206,871  $  9,146,645
                                                                                           -----------------------------------------
                                   Retailing                                      5.6%
                                   Apparel Retail                                 0.6%
109,900                 109,900    Stage Stores, Inc. *                                    $  4,504,801  $             $  4,504,801
                                                                                           -----------------------------------------
                                   General Merchandise                            0.3%
            66,575       66,575    Tuesday Morning Corp.                                   $             $  2,229,597  $  2,229,597
                                                                                           -----------------------------------------
                                   Catalog Retail                                 1.8%
600,900    113,575      714,475    Insight Enterprises, Inc. *                             $ 12,156,207  $  2,297,622  $ 14,453,829
                                                                                           -----------------------------------------
                                   Computer & Electronics Retail                  0.3%
327,100                 327,100    Tweeter Home Entertainment Group, Inc. *                $  2,096,711  $             $  2,096,711
                                                                                           -----------------------------------------
                                   Distributors                                   0.1%
            46,800       46,800    Beacon Roofing Supply, Inc.                             $             $    855,504  $    855,504
                                                                                           -----------------------------------------
                                   Specialty Stores                               2.5%
147,000                 147,000    Claire's Stores Inc.                                    $  2,991,450  $             $  2,991,450
104,400     15,000      119,400    Guitar Center, Inc. *                                      5,050,872       725,700     5,776,572
485,700                 485,700    Hancock Fabrics, Inc.                                      4,852,143                   4,852,143
132,000     20,750      152,750    School Specialty, Inc. *                                   5,016,000       788,500     5,804,500
                                                                                           -----------------------------------------
                                                                                           $ 17,910,465  $  1,514,200  $ 19,424,665
                                                                                           -----------------------------------------
                                   Total Retailing                                         $ 36,668,184  $  6,896,923  $ 43,565,107
                                                                                           -----------------------------------------
                                   Food & Drug Retailing                          1.6%
                                   Food Distributors                              0.7%
250,000                 250,000    B & G Foods, Inc. *                                     $  3,720,000  $             $  3,720,000
            37,377       37,377    J.M. Smucker Co.                                                         1,699,906     1,699,906
                                                                                           -----------------------------------------
                                                                                           $  3,720,000  $  1,699,906  $  5,419,906
                                                                                           -----------------------------------------
                                   Food Retail                                    0.9%
197,900                 197,900    Fresh Del Monte Produce, Inc.                           $  5,442,250  $             $  5,442,250
241,400                 241,400    Wild Oats Markets, Inc. *                                  1,728,424                   1,728,424
                                                                                           -----------------------------------------
                                                                                           $  7,170,674  $             $  7,170,674
                                                                                           -----------------------------------------
                                   Total Food & Drug Retailing                             $ 10,890,674  $  1,699,906  $ 12,590,580
                                                                                           -----------------------------------------
                                   Food, Beverage & Tobacco                       0.5%
                                   Packaged Foods & Meats                         0.1%
 40,000                  40,000    American Italian Pasta Co.                              $    770,400  $             $    770,400
                                                                                           -----------------------------------------
                                   Agricultural Products                          0.4%
            56,650       56,650    Corn Products, Inc.                                     $             $  3,082,893  $  3,082,893
                                                                                           -----------------------------------------
                                   Total Food, Beverage & Tobacco                          $    770,400  $  3,082,893  $  3,853,293
                                                                                           -----------------------------------------
                                   Household & Personal Products                  1.7%
                                   Household Products                             1.4%
317,000    167,175      484,175    Nu Skin Enterprises, Inc.                               $  7,126,160  $  3,758,094  $ 10,884,254
                                                                                           -----------------------------------------
                                   Personal Products                              0.3%
100,000                 100,000    NBTY, Inc. *                                            $  2,606,000  $             $  2,606,000
                                                                                           -----------------------------------------
                                   Total Household & Personal Products                     $  9,732,160  $  3,758,094  $ 13,490,254
                                                                                           -----------------------------------------
                                   Health Care Equipment & Services               8.3%
                                   Health Care Distributors
 94,900                  94,900    Amerigroup Corp. *                             2.5%     $  6,548,100  $             $  6,548,100
 72,200     32,775      104,975    Chattem, Inc. *                                            2,615,084     1,187,111     3,802,195
251,700    110,975      362,675    Cross Country Healthcares, Inc.                            4,467,675     1,969,806     6,437,481
            82,000       82,000    PSS World Medical, Inc.                                                  1,026,148     1,026,148
            33,800       33,800    United Theraputics Corp.                                                 1,487,538     1,487,538
                                                                                           -----------------------------------------
                                                                                           $ 13,630,859  $  5,670,603  $ 19,301,462
                                                                                           -----------------------------------------
                                   Health Care Equipment                          0.8%
 62,100                  62,100    Analogic Corp. *                                        $  2,814,372  $             $  2,814,372
            62,350       62,350    Haemonetics Corp.                                                        2,176,015     2,176,015
            15,000       15,000    Polymedia Corp.                                                            533,250       533,250
            45,100       45,100    Steris Corp.                                                             1,031,888     1,031,888
                                                                                           -----------------------------------------
                                                                                           $  2,814,372  $  3,741,153  $  6,555,525
                                                                                           -----------------------------------------
                                   Health Care Facilities                         1.3%
 69,500     49,325      118,825    Sunrise Senior Living, Inc. *                           $  2,985,025  $  2,118,509  $  5,103,534
            55,475       55,475    Lifepoint Hospitals (Class B)                                            2,040,371     2,040,371
            20,000       20,000    Universal Health Services                                                  910,400       910,400
 57,700                  57,700    Triad Hospitals, Inc. *                                    2,117,013                   2,117,013
                                                                                           -----------------------------------------
                                                                                           $  5,102,038  $  5,069,280  $ 10,171,318
                                                                                           -----------------------------------------
                                   Health Care Services                           2.2%
152,150     25,225      177,375    Pediatrix Medical Group, Inc. *                         $  9,478,945  $  1,571,518  $ 11,050,463
            75,650       75,650    Parexel International Corp.                                              1,560,660     1,560,660
122,200    128,125      250,325    Providence Service Corp. *                                 2,199,600     2,306,250     4,505,850
                                                                                           -----------------------------------------
                                                                                           $ 11,678,545  $  5,438,428  $ 17,116,973
                                                                                           -----------------------------------------
                                   Managed Health Care                            1.5%
203,100                 203,100    PacifiCare Health Systems *                             $  9,830,040  $             $  9,830,040
           125,750      125,750    First Health Group Corp.                                                 2,240,865     2,240,865
                                                                                           -----------------------------------------
                                                                                           $  9,830,040  $  2,240,865  $ 12,070,905
                                                                                           -----------------------------------------
                                   Total Health Care Equipment & Services                  $ 43,055,854  $ 22,160,329  $ 65,216,183
                                                                                           -----------------------------------------
                                   Pharmaceuticals & Biotechnology                2.1%
                                   Biotechnology                                  0.8%
            30,200       30,200    Connetics Corp.                                         $             $    631,482  $    631,482
            76,150       76,150    Cubist Pharmaceuticals, Inc.                                               913,800       913,800
            72,000       72,000    Intermune, Inc                                                             893,520       893,520
366,600                 366,600    Kendle International, Inc. *                               3,009,786                   3,009,786
           125,600      125,600    Regeneron Pharmaceuticals, Inc.                                          1,158,032     1,158,032
                                                                                           -----------------------------------------
                                                                                           $  3,009,786  $  3,596,834  $  6,606,620
                                                                                           -----------------------------------------
                                   Pharmaceuticals                                1.3%
           117,700      117,700    Alnylam Phamaceuticals, Inc.                            $             $    941,600  $    941,600
                                                                                           -----------------------------------------
                                   Total Pharmaceuticals & Biotechnology                   $  3,009,786  $  4,538,434  $  7,548,220
                                                                                           -----------------------------------------
                                   Banks                                          8.5%
                                   Diversified Banks
 89,700                  89,700    Banner Corp.                                   2.8%     $  2,961,894  $             $  2,961,894
316,300                 316,300    BankAtlantic Bancorp, Inc.                                 6,009,700                   6,009,700
229,100                 229,100    Provident Financial Services, Inc.                         4,451,413                   4,451,413
421,400                 421,400    Texas Capital Bancshares, Inc. *                           8,689,268                   8,689,268
                                                                                           -----------------------------------------
                                                                                           $ 22,112,275  $          0  $ 22,112,275
                                                                                           -----------------------------------------
                                   Regional Banks
140,500                 140,500    Alliance Bankshares Corp. *                    4.1%     $  2,068,160  $             $  2,068,160
569,100                 569,100    Cardinal Financial Corp. *                                 5,702,382                   5,702,382
 80,600     34,175      114,775    City National Corp.                                        5,513,040     2,337,570     7,850,610
            34,100       34,100    Greater Bay Bancorp                                                        990,605       990,605
  9,600     50,900       60,500    Irwin Financial Corp.                                        255,456     1,354,449     1,609,905
            32,800       32,800    Oriental Financial Corp.                                                   994,496       994,496
480,200     71,325      551,525    Sterling Bancshares, Inc.                                  7,001,316     1,039,919     8,041,235
            37,800       37,800    Susquehanna Bancshares, Inc.                                               982,800       982,800
 34,950     56,500       91,450    Whitney Holding Corp.                                      1,612,593     2,606,910     4,219,503
                                                                                           -----------------------------------------
                                                                                           $ 22,152,947  $ 10,306,749  $ 32,459,696
                                                                                           -----------------------------------------
                                   Thrifts & Mortgage Finance
 73,000     35,200      108,200    BankUnited Financial Corp. *                   1.5%     $  2,244,020  $  1,082,048  $  3,326,068
            55,100       55,100    Charter Municipal Mortgage Acceptance Corp.                              1,338,930     1,338,930
            35,550       35,550    Commercial Federal Corp.                                                 1,035,572     1,035,572
196,900                 196,900    First Niagara Financial Group, Inc.                        2,843,236                   2,843,236
            73,950       73,950    Provident Financial Services                                             1,436,849     1,436,849
            42,525       42,525    Webster Financial Co.                                                    2,128,376     2,128,376
                                                                                           -----------------------------------------
                                                                                           $  5,087,256  $  7,021,775  $ 12,109,031
                                                                                           -----------------------------------------
                                   Total Banks                                             $ 49,352,478  $ 17,328,524  $ 66,681,002
                                                                                           -----------------------------------------
                                   Diversified Financials                         5.9%
                                   Consumer Finance                               2.4%
152,600                 152,600    Advanta Corp.                                           $  3,415,188  $             $  3,415,188
159,300    106,625      265,925    Advanta Corp. (Class B)                                    3,804,084     2,546,205     6,350,289
560,600                 560,600    Medallion Financial Corp.                                  5,264,034                   5,264,034
279,000    256,300      535,300    Rewards Network, Inc. *                                    1,757,700     1,614,690     3,372,390
                                                                                           -----------------------------------------
                                                                                           $ 14,241,006  $  4,160,895  $ 18,401,901
                                                                                           -----------------------------------------
                                   Investment Banking & Brokerage                 2.4%
145,500                 145,500    A.G. Edwards, Inc.                                      $  5,689,050  $             $  5,689,050
508,547    139,746      648,293    Apollo Investment Corp.                                    7,501,068     2,061,253     9,562,321
 84,300                  84,300    Piper Jaffray Co's. *                                      3,878,643                   3,878,643
                                                                                           -----------------------------------------
                                                                                           $ 17,068,761  $  2,061,253  $ 19,130,014
                                                                                           -----------------------------------------
                                   Specialized Finance                            1.1%
221,600                 221,600    Assured Guaranty, Ltd.                                  $  4,081,872  $             $  4,081,872
124,800                 124,800    Financial Federal Corp. *                                  4,799,808                   4,799,808
                                                                                           -----------------------------------------
                                                                                           $  8,881,680  $             $  8,881,680
                                                                                           -----------------------------------------
                                   Total Diversified Financials                            $ 40,191,447  $  6,222,148  $ 46,413,595
                                                                                           -----------------------------------------
                                   Insurance                                      3.3%
                                   Insurance Brokers                              0.2%
 40,000                  40,000    Platinum Underwriter Holdings, Ltd.                     $  1,192,400  $             $  1,192,400
                                                                                           -----------------------------------------
                                   Property & Casualty Insurance                  2.7%
 85,600                  85,600    American Safety Insurance Group, Ltd. *                 $  1,314,816  $             $  1,314,816
153,400                 153,400    IPC Holdings, Ltd.                                         6,530,238                   6,530,238
448,700    161,500      610,200    Quanta Capital Holdings (144A) *                           4,208,806     1,514,870     5,723,676
 63,600                  63,600    RLI Corp.                                                  2,648,940                   2,648,940
 52,300     65,075      117,375    Selective Insurance Group, Inc.                            2,342,517     2,914,709     5,257,226
                                                                                                                        ------------
                                                                                           -----------------------------------------
                                                                                           $ 17,045,317  $  4,429,579  $ 21,474,896
                                                                                           -----------------------------------------
                                   Reinsurance                                    0.4%
144,500                 144,500    Odyssey Re Holdings Corp.                               $  3,489,675  $             $  3,489,675
                                                                                           -----------------------------------------
                                   Total Insurance                                         $ 21,727,392  $  4,429,579  $ 26,156,971
                                                                                           -----------------------------------------
                                   Real Estate                                    5.4%
                                   Real Estate Management & Development           0.6%
 80,300                  80,300    Corrections Corp. of America *                          $  3,171,850  $             $  3,171,850
 54,200                  54,200    Levitt Corp.                                               1,393,482                   1,393,482
                                                                                           -----------------------------------------
                                                                                           $  4,565,332  $          0  $  4,565,332
                                                                                           -----------------------------------------
                                   Real Estate Investment Trusts                  4.8%
205,959     69,702      275,661    BioMed Property Trust, Inc.                             $  4,055,333  $  1,372,432  $  5,427,765
            18,800       18,800    Brandywine Realty Trust                                                    534,860       534,860
221,100     76,400      297,500    Capital Trust, Inc.                                        7,263,135     2,509,740     9,772,875
 40,100                  40,100    Entertainment Properties Trust                             1,720,691                   1,720,691
            47,800       47,800    Healthcare Realty Trust, Inc.                                            1,945,460     1,945,460
            24,500       24,500    Impac Mortgage Holdings, Inc.                                              574,035       574,035
           151,400      151,400    Innkeepers USA Trust                                                     2,040,872     2,040,872
357,055    131,175      488,230    Provident Senior Living *                                  5,712,880     2,098,800     7,811,680
            42,200       42,200    Prentiss Properties Trust                                                1,577,858     1,577,858
             9,100        9,100    Redwood Trust, Inc.                                                        529,893       529,893
132,000                 132,000    Saxon Capital, Inc. *                                      2,996,400                   2,996,400
 89,200                  89,200    Universal Health Realty, Inc.                              2,919,516                   2,919,516
                                                                                           -----------------------------------------
                                                                                           $ 24,667,955  $ 13,183,950  $ 37,851,905
                                                                                           -----------------------------------------
                                   Total Real Estate                                       $ 29,233,287  $ 13,183,950  $ 42,417,237
                                                                                           -----------------------------------------
                                   Software & Services                            5.4%
                                   Application Software                           1.9%
            55,000       55,000    Advent Software, Inc.                                   $             $  1,100,550  $  1,100,550
             5,100        5,100    CCC Information Services Group, Inc.                                       106,590       106,590
            84,225       84,225    Fair Isaac, Inc.                                                         2,794,586     2,794,586
            89,600       89,600    Marketwatch.Com                                                          1,625,344     1,625,344
           111,775      111,775    Mercury Computer Systems, Inc                                            3,520,913     3,520,913
           178,200      178,200    Parametric Technology Group                                              1,042,470     1,042,470
283,550                 283,550    SPSS, Inc. *                                               4,533,965                   4,533,965
                                                                                           -----------------------------------------
                                                                                           $  4,533,965  $ 10,190,453  $ 14,724,418
                                                                                           -----------------------------------------
                                   Data Processing & Outsourced Services          0.6%
335,100                 335,100    Pegusus Systems, Inc. *                                 $  3,917,319  $             $  3,917,319
           133,900      133,900    Hypercom Corp.                                                             814,112       814,112
                                                                                           -----------------------------------------
                                                                                           $  3,917,319  $    814,112  $  4,731,431
                                                                                           -----------------------------------------
                                   IT Consulting & Other Services                 0.2%
           126,175      126,175    Gartner Group, Inc.                                     $             $  1,501,483  $  1,501,483
                                                                                           -----------------------------------------
                                   Home Entertainment Software                    0.2%
           126,175      126,175    Plato Learning, Inc.                                    $             $  1,329,149  $  1,329,149
                                                                                           -----------------------------------------
                                   Internet Software & Services                   1.0%
158,300                 158,300    Internet Security Systems, Inc. *                       $  3,832,443  $             $  3,832,443
239,600     16,950      256,550    PEC Solutions, Inc. *                                      3,399,924       240,520     3,640,444
                                                                                           -----------------------------------------
                                                                                           $  7,232,367  $    240,520  $  7,472,887
                                                                                           -----------------------------------------
                                   Systems Software                               1.5%
509,900    170,700      680,600    Borland Software Corp. *                                $  5,960,731  $  1,995,483  $  7,956,214
           134,100      134,100    Wind River Systems, Inc.                                                 1,622,610     1,622,610
146,100                 146,100    Sybase, Inc. *                                             2,517,303                   2,517,303
                                                                                           -----------------------------------------
                                                                                           $  8,478,034  $  3,618,093  $ 12,096,127
                                                                                           -----------------------------------------
                                   Total Software & Services                               $ 24,161,685  $ 17,693,810  $ 41,855,495
                                                                                           -----------------------------------------
                                   Technology Hardware & Equipment                3.7%
                                   Communications Equipment                       1.3%
 94,900                  94,900    Black Box Corp.                                         $  4,050,332  $             $  4,050,332
982,700                 982,700    Remec, Inc. *                                              5,925,681                   5,925,681
                                                                                           -----------------------------------------
                                                                                           $  9,976,013  $             $  9,976,013
                                                                                           -----------------------------------------
                                   Computer Storage & Peripherals                 0.3%
 92,100                  92,100    Electronics for Imaging, Inc.                           $  1,540,833  $             $  1,540,833
            39,600       39,600    Novatel Wireless, Inc.                                                     833,976       833,976
                                                                                           -----------------------------------------
                                                                                           $  1,540,833  $    833,976  $  2,374,809
                                                                                           -----------------------------------------
                                   Computer Networks                              0.5%
           222,300      222,300    Arris Group, Inc.                                       $             $  1,264,887  $  1,264,887
           279,600      279,600    Extreme Networks, Inc.                                                   1,891,227     1,891,227
            61,500       61,500    Seachange International, Inc.                                            1,050,420     1,050,420
                                                                                           -----------------------------------------
                                                                                           $          0  $  4,206,534  $  4,206,534
                                                                                           -----------------------------------------
                                   Electronic Equipment & Instruments             0.5%
           141,225      141,225    Aeroflex, Inc.                                          $             $  1,730,006  $  1,730,006
236,600                 236,600    Planar Systems, Inc. *                                     2,522,156                   2,522,156
                                                                                           -----------------------------------------
                                                                                           $  2,522,156  $  1,730,006  $  4,252,162
                                                                                           -----------------------------------------
                                   Technology Distributors                        0.7%
 64,000     50,225      114,225    Tech Data Corp. *                                       $  2,904,960  $  2,279,713  $  5,184,673
                                                                                           -----------------------------------------
                                   Electronic Manufacturing Services              0.2%
           142,025      142,025    Plexus Corp                                             $             $  1,952,844  $  1,952,844
                                                                                           -----------------------------------------
                                   Computer Hardware                              0.1%
            37,800       37,800    Intergraph Corp.                                        $             $    990,360  $    990,360
                                                                                           -----------------------------------------
                                   Total Technology Hardware & Equipment                   $ 16,943,962  $ 11,993,433  $ 28,937,395
                                                                                           -----------------------------------------
                                   Semiconductors                                 1.4%
                                   Semiconductor Equipment                        0.7%
 74,600                  74,600    Advanced Energy Industries, Inc. *                      $    637,830  $             $    637,830
 59,000                  59,000    Brooks Automation, Inc. *                                    905,650                     905,650
            15,125       15,125    Cymer, Inc.                                                                460,103       460,103
            80,700       80,700    Phototronics, Inc.                                                       1,520,388     1,520,388
             7,400        7,400    Portalplayer, Inc.                                                         216,006       216,006
            40,350       40,350    Varian Semiconductor Equipment                                           1,433,232     1,433,232
                                                                                           -----------------------------------------
                                                                                           $  1,543,480  $  3,629,729  $  5,173,209
                                                                                           -----------------------------------------
                                   Semiconductors                                 0.7%
194,500                 194,500    HI/FN, Inc. *  (b)                                      $  1,556,000  $             $  1,556,000
           148,400      148,400    MIPS Technologies, Inc.                                                  1,298,500     1,298,500
           306,500      306,500    ON Semiconductor SGC Holding Corp.                                       1,118,725     1,118,725
            74,250       74,250    Power Intergrations, Inc.                                                1,464,953     1,464,953
                                                                                           -----------------------------------------
                                                                                           $  1,556,000  $  3,882,178  $  5,438,178
                                                                                           -----------------------------------------
                                   Total Semiconductors                                    $  3,099,480  $  7,511,907  $ 10,611,387
                                                                                           -----------------------------------------
                                   Telecommunication Services                     1.0%
                                   Wireless Telecommunication Services            0.8%
539,000    144,250      683,250    Boston Communications Group, Inc. *                     $  4,797,100  $  1,283,825  $  6,080,925
                                                                                           -----------------------------------------
                                   Integrated Telecommunication Services          0.2%
           139,200      139,200    CT Communications, Inc.                                 $             $  1,841,616  $  1,841,616
                                                                                           -----------------------------------------
                                   Total Telecommunication Services                        $  4,797,100  $  3,125,441  $  7,922,541
                                                                                           -----------------------------------------
                                   Utilities                                      4.1%
                                   Gas Utilities                                  3.4%
116,000                 116,000    AGL Resources, Inc.                                     $  3,850,040  $             $  3,850,040
            36,400       36,400    Atmos Energy Corp                                                          982,436       982,436
151,700                 151,700    NUI Corp.                                                  2,078,290                   2,078,290
135,100     42,375      177,475    People's Energy Corp.                                      6,028,162     1,890,774     7,918,936
220,800                 220,800    Southwestern Energy Co. *                                 12,121,920                  12,121,920
                                                                                           -----------------------------------------
                                                                                           $ 24,078,412  $  2,873,210  $ 26,951,622
                                                                                           -----------------------------------------
                                   Multi-Utilities & Unregulated Power            0.4%
 48,700                  48,700    Energen Corp.                                           $  2,817,782  $             $  2,817,782
                                                                                           -----------------------------------------
                                   Electric Utilities                             0.1%
            20,600       20,600    CH Energy Group, Inc.                                   $             $    957,272  $    957,272
                                                                                           -----------------------------------------
                                   Utilities                                      0.2%
 33,600                  33,600    UGI Corp.                                               $  1,363,487  $             $  1,363,487
                                                                                           -----------------------------------------
                                   Total Utilities                                         $ 28,259,681  $  3,830,482  $ 32,090,163
                                                                                           -----------------------------------------
                                   TOTAL COMMON STOCKS                                     $525,811,662  $200,256,488  $726,068,150
                                                                                           -----------------------------------------

                                   EXCHANGE TRADED FUND                           0.6%
 24,900                  24,900    Russell 2000 Value Exchange Traded Fund                 $  4,719,546  $             $  4,719,546
                                                                                           -----------------------------------------
                                   TOTAL EXCHANGE TRADED FUND                              $  4,719,546  $             $  4,719,546
                                                                                           -----------------------------------------

Principal   Principal   Principal
 Amount       Amount      Amount
                                     TEMPORARY CASH INVESTMENTS                  14.5%
                                     Repurchase Agreement                         6.4%
$50,300,000             $50,300,000  UBS Warburg, Inc., 1.87%, dated
                                     11/30/04, repurchase price of
                                     $50,300,000 plus accrued interest on                  $ 50,300,000  $             $ 50,300,000
                                     12/1/04 collateralized by $25,610,000                ------------------------------------------
                                     U.S. Treasury Bill, 2.26%, 4/7/05 and
                                     $26,147,000 U.S. Treasury Bill, 2.33%,
                                     4/21/05.

 Shares       Shares      Shares
                                     Security Lending Collateral                  8.1%
 48,660,410              48,660,410  Securities Lending Investment Fund, 1.96%             $ 48,660,410  $ 14,496,435  $ 63,156,845
                                                                                          ------------------------------------------
                                     TOTAL TEMPORARY CASH INVESTMENTS                      $ 98,960,410  $ 14,496,435  $113,456,845
                                                                                          ------------------------------------------

                                     TOTAL INVESTMENTS IN SECURITIES            107.9%     $629,491,618  $214,752,923  $844,244,541
                                                                                          ------------------------------------------

                                     OTHER ASSETS AND LIABILITIES                -7.9%     $(48,179,136) $(13,809,237) $(61,988,373)
                                                                                          ------------------------------------------

                                     TOTAL NET ASSETS                           100.0%     $581,312,482  $200,943,686  $782,256,168
                                                                                          ==========================================

                                     Total Investments at Cost                             $493,616,304  $173,709,065  $667,325,369
                                                                                          ==========================================

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Small Cap Value fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

*    Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
11/30/04
(Unaudited)

1.    Description of the Fund

Pioneer Small Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shareowners.

2.    Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of Pioneer Small Company Fund by the Fund, as if such acquisition had taken place as of November 30, 2003.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and Pioneer Small Company Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Pioneer Small Company Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and Pioneer Small Company Fund have been combined as of and for the most recent fiscal year ended November 30, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment Management, Inc.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and Pioneer Small Company Fund included in their respective annual reports to shareowners dated November 30, 2004 and October 31, 2004. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on December 1, 2003.

3.    Security Valuation

Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

4.    Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at November 30, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of Pioneer Small Company Fund, as of November 30, 2004, divided by the net asset value per share of the Fund's shares as of November 30, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at November 30, 2004:

------------------------------------------------------------------------------
                          Shares of      Additional Shares        Total
                           The Fund       Assumed Issued       Outstanding
  Class of Shares      Pre-Combination   In Reorganization        Shares
                                                             Post-Combination
------------------------------------------------------------------------------
Class A                    9,946,581           4,831,962        14,778,543
------------------------------------------------------------------------------
Class B                    5,760,556           1,147,413         6,907,969
------------------------------------------------------------------------------
Class C                    3,153,562             539,532         3,693,094
------------------------------------------------------------------------------
Class R                       85,407               3,302            88,709
------------------------------------------------------------------------------
Class Y                      109,978                   -           109,978
------------------------------------------------------------------------------

5.    Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

Pioneer Small Cap Value Fund
Pro Forma Statement of Assets and Liabilities
May 31, 2005
(unaudited)

                                                            Pioneer Small      Pioneer Small       Pro Forma         Pro Forma
                                                           Cap Value Fund      Company Fund       Adjustments         Combined
                                                           --------------      ------------       -----------         --------
ASSETS:
     Investment in securities  (cost $564,292,020 and
        $179,581,214, respectively)                        $  685,856,895    $   183,629,658                      $  869,486,553
     Cash                                                          47,782                  -                              47,782
     Receivables -                                                                                                             -
         Investment securities sold                             7,127,237          8,099,135                          15,226,372
         Fund shares sold                                         877,245             27,275                             904,520
         Dividends, interest and foreign taxes withheld           264,520            104,935                             369,455
     Other                                                          5,432              1,761                               7,193
                                                             -------------     --------------                       ------------
             Total assets                                  $  694,179,111    $   191,862,764                      $  886,041,875
                                                             -------------     --------------                       ------------
LIABILITIES:
     Payables -
         Investment securities purchased                   $    3,136,181    $     5,900,000                      $    9,036,181
         Fund shares repurchased                                1,213,113            377,852                           1,590,965
         Upon return of securities loaned                      66,008,962         11,307,246                          77,316,208
         Variation margin                                          80,000                                                 80,000
     Due to affiliates                                            917,061            265,584                           1,182,645
     Due to bank                                                                   1,938,502                           1,938,502
     Accrued expenses                                              58,521             68,349                             126,870
                                                             -------------     --------------                       ------------
             Total liabilities                             $   71,413,838    $    19,857,533                      $   91,271,371
                                                             -------------     --------------                       ------------

NET ASSETS:
     Paid-in capital                                       $  462,535,507    $   136,431,295                      $  598,966,802
     Undistributed net investment loss                         (1,182,527)          (451,268)                         (1,633,795)
     Accumulated net realized gain (loss) on
        investments and futures contracts                      40,528,118         31,976,760                          72,504,878
     Net unrealized gain (loss) on investments                121,564,875          4,048,444                         125,613,319
     Net unrealized loss on futures contracts                    (680,700)                                              (680,700)
                                                             -------------     --------------                       -------------
             Total net assets                              $  622,765,273    $   172,005,231                      $  794,770,504
                                                             =============     ==============                       =============
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
     Class A                                                   10,437,537          9,007,158     (4,776,347) (a)      14,668,348
                                                             =============     ==============                       =============
     Class B                                                    4,881,822          1,972,685     (1,060,174) (a)       5,794,333
                                                             =============     ==============                       =============
     Class C                                                    3,208,746          1,070,075       (601,452) (a)       3,677,369
                                                             =============     ==============                       =============
     Investor Class                                             1,558,626                                              1,558,626
                                                             =============     ==============                       =============
     Class R                                                      148,321              7,528         (3,996) (a)         151,853
                                                             =============     ==============                       =============
     Class Y                                                      233,513                                                233,513
                                                             =============     ==============                       =============

NET ASSET VALUE PER SHARE:
     Class A                                               $        31.04    $         14.58                      $        31.04
                                                             =============     ==============                       =============
     Class B                                               $        28.99    $         13.41                      $        28.99
                                                             =============     ==============                       =============
     Class C                                               $        30.21    $         13.23                      $        30.21
                                                             =============     ==============                       =============
     Investor Class                                        $        31.09    $                                    $        31.09
                                                             =============     ==============                       =============
     Class R                                               $        31.03    $         14.56                      $        31.03
                                                             =============     ==============                       =============
     Class Y                                               $        31.18    $                                    $        31.18
                                                             =============     ==============                       =============

MAXIMUM OFFERING PRICE:
     Class A                                               $        32.93    $         15.47                      $        32.93
                                                             =============     ==============                       =============

(a) Class A, Class B, Class C, and Class R shares of Pioneer Small Company Fund are exchanged for Class A, Class B, Class C, and Class R shares of Pioneer Small Cap Value Fund, respectively.

           See accompanying notes to pro forma financial statements.

Pioneer Small Cap Value Fund
Pro Forma Statement of Operations
For the Period Ended May 31, 2005
(unaudited)


                                                             Pioneer Small      Pioneer Small       Pro Forma          Pro Forma
                                                            Cap Value Fund      Company Fund       Adjustments          Combined
INVESTMENT INCOME:
     Dividends                                             $   5,780,630      $    1,928,628                       $    7,709,258
     Interest                                                    955,115              35,330                              990,445
     Income from securities loaned, net                           87,850              94,348                              182,198
                                                             ------------       -------------                        -------------
                Total investment income                    $   6,823,595      $    2,058,306                       $    8,881,901

EXPENSES:
     Management fees                                       $   4,878,988      $    1,601,170     $                 $    6,480,158
     Transfer agent fees                                               -                   -                                    -
          Investor Class                                          57,998                   -                               57,998
          Class A                                                954,366             571,016         (301,073)(b)       1,224,309
          Class B                                                530,805             189,932         (145,343)(b)         575,394
          Class C                                                261,455              84,348          (26,222)(b)         319,581
          Class R                                                  3,851                 269           (1,196)(b)           2,924
          Class Y                                                    348                   -                                  348
     Distribution fees                                                 -                   -                                    -
          Class A                                                740,225             351,630                            1,091,855
          Class B                                              1,542,704             314,173                            1,856,877
          Class C                                                909,686             155,081                            1,064,767
          Class R                                                 15,764                 431                               16,195
          Class Y                                                      -                   -                                    -
     Administrative reimbursements                               100,670               3,932           47,807 (b)         152,409
     Custodian fees                                               40,122              24,277           11,805 (b)          76,204
     Registration fees                                           139,111              54,120          (54,120)(a)         139,111
     Professional fees                                            66,384              47,324          (47,324)(a)          66,384
     Printing expense                                             31,346              32,813          (32,813)(a)          31,346
     Fees and expenses of nonaffiliated trustees                  13,739               5,863           (5,863)(a)          13,739
     Miscellaneous                                                11,991              11,699                               23,690
                                                             ------------       -------------      -----------       -------------
             Total expenses                                $  10,299,553      $    3,448,078     $   (554,342)     $   13,193,289
             Less management fees waived by Advisor               (3,210)                  -                               (3,210)
             Less fees paid indirectly                           (24,728)             (5,902)                             (30,630)
                                                             ------------       -------------      -----------       -------------
             Net expenses                                  $  10,271,615      $    3,442,176     $   (554,342)     $   13,159,449
                                                             ------------       -------------      -----------       -------------
                Net investment loss                        $  (3,448,020)     $   (1,383,870)    $    554,342      $   (4,277,548)
                                                             ------------       -------------      -----------       -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain (loss) on:
          Investments                                      $  66,429,373      $   37,487,914                       $  103,917,287
          Futures contracts                                    2,295,922                 218                            2,296,140
          Forward foreign currency contracts
                and other assets                                                           -                                    -
                and liabilities denominated in
                        foreign currencies                                             1,216                                1,216
                                                                                           -                                    -
     Change in net unrealized gain on:                                                     -                                    -
          Investments                                         25,517,649         (29,302,144)                          (3,784,495)
          Futures contracts                                     (637,463)                  -                             (637,463)
                                                             ------------       -------------      -----------       -------------
     Net gain on investments and foreign
          currency transactions                            $  93,605,481      $    8,187,204     $          -      $  101,792,685
                                                             ------------       -------------      -----------       -------------
     Net increase in net assets resulting from operations  $  90,157,461      $    6,803,334     $    554,342      $   97,515,137
                                                             ============       =============      ===========       =============


(a) Reflects reduction in expenses due to elimination of duplicate services.

(b) Reflects change is fee structure to conform with Pioneer Small Cap Value Fund's custodian, administrative, management, transfer agent agreements.

           See accompanying notes to pro forma financial statements.

                                          PIONEER SMALL CAP VALUE FUND
                                          PRO FORMA
                                          Schedule of Investments (a)
                                          May 31, 2005
                                          (Unaudited)
                                                                                         Pioneer Small   Pioneer Small   Pro Forma
  Pioneer       Pioneer                                                                 Cap Value Fund    Company Fund   Combined
 Small Cap   Small Company   Pro Forma
Value Fund       Fund         Combined                                                      Market           Market       Market
  Shares        Shares         Shares                                                        Value            Value        Value
                                         COMMON STOCKS                        91.3%
                                         Energy                                9.1%
                                         Coal & Consumable Fuels               1.3%
59,900                         59,900    Alpha Natural Resources, Inc. *               $    1,431,610   $             $   1,431,610
212,700                       212,700    Massey Energy Co.                                  8,599,461                     8,599,461
                                                                                       --------------------------------------------
                                                                                       $   10,031,071   $             $  10,031,071
                                                                                       --------------------------------------------
                                         Integrated Oil & Gas                  0.3%
63,100                         63,100    Lone Star Technology *                        $    2,615,495   $             $   2,615,495
                                                                                       --------------------------------------------
                                         Oil & Gas Drilling                    2.1%
31,000                         31,000    Atwood Oceanics, Inc. *                       $    1,775,990   $             $   1,775,990
637,500                       637,500    Key Energy Services, Inc. *                        7,044,375                     7,044,375
                29,400         29,400    Stone Energy Corp. *                                              1,265,082      1,265,082
300,700                       300,700    Todco *                                            6,852,953                     6,852,953
                                                                                       --------------------------------------------
                                                                                       $   15,673,318   $  1,265,082  $  16,938,400
                                                                                       --------------------------------------------
                                         Oil & Gas Equipment & Services        2.1%
295,000                       295,000    Gulfmark Offshore, Inc. *                     $    7,392,700   $             $   7,392,700
212,500         44,425        256,925    Maverick Tube Corp. *                              6,419,625      1,342,079      7,761,704
                42,300         42,300    Offshore Logistics, Inc.                                          1,324,836      1,324,836
                                                                                       --------------------------------------------
                                                                                       $   13,812,325   $  2,666,915  $  16,479,240
                                                                                       --------------------------------------------
                                         Oil & Gas Exploration & Production    3.0%
65,600          58,650        124,250    Forest Oil Corp. *                            $    2,608,256   $  2,331,924  $   4,940,180
                23,300         23,300    Houston Exploration Co. *                                         1,187,601      1,187,601
234,400                       234,400    Parallel Petroleum Corp. *                         1,596,264                     1,596,264
122,300                       122,300    Penn Virginia Corp.                                5,047,321                     5,047,321
                28,475         28,475    Spinnaker Exploration Co. *                                         873,328        873,328
117,400                       117,400    Swift Energy Co. *                                 4,009,210                     4,009,210
161,300                       161,300    Unit Corp *                                        6,293,926                     6,293,926
                                                                                       --------------------------------------------
                                                                                       $   19,554,977   $  4,392,853  $  23,947,830
                                                                                       --------------------------------------------
                                         Oil & Gas Storage & Transportation    0.3%
55,500                         55,500    Arlington Tankers, Ltd.                       $    1,091,685   $             $   1,091,685
                18,200         18,200    Overseas Shipholding Group, Inc.                                  1,112,020      1,112,020
                                                                                       --------------------------------------------
                                                                                       $    1,091,685   $  1,112,020  $   2,203,705
                                                                                         ------------------------------------------
                                         Total Energy                                  $   62,778,871   $  9,436,870  $  72,215,741
                                                                                       --------------------------------------------
                                         Materials                             6.1%
                                         Aluminum                              0.2%
                55,800         55,800    Century Aluminum Co. *                        $                $  1,250,478  $   1,250,478
                                                                                       --------------------------------------------

                                         Diversified Chemical                  0.2%
                25,900         25,900    FMC Corp. *                                   $                $  1,436,155  $   1,436,155
                                                                                       --------------------------------------------

                                         Gold                                  0.7%
159,900                       159,900    Glamis Gold, Ltd. *                           $    2,284,971   $             $   2,284,971
527,600                       527,600    IAMGOLD Corp.                                      3,403,020                     3,403,020
                                                                                       --------------------------------------------
                                                                                       $    5,687,991   $          0  $   5,687,991
                                                                                       --------------------------------------------
                                         Materials                             0.2%
                10,100         10,100    Mega Bloks, Inc. *                            $                $    148,705  $     148,705
               116,150        116,150    Mega Bloks, Inc. (144A) *                                         1,710,103      1,710,103
                                                                                       --------------------------------------------
                                                                                       $            0   $  1,858,808  $   1,858,808
                                                                                       --------------------------------------------
                                         Metal & Glass Containers              0.9%
111,450                       111,450    Jarden Corp. *                                $    5,670,576   $             $   5,670,576
                25,925         25,925    Kennametal, Inc.                                                  1,140,700      1,140,700
                                                                                       --------------------------------------------
                                                                                       $    5,670,576   $  1,140,700  $   6,811,276
                                                                                       --------------------------------------------
                                         Paper Products                        1.6%
456,600                       456,600    Domtar, Inc.                                  $    3,447,330   $             $   3,447,330
274,217                       274,217    Flowserve Corp. *                                  8,081,175                     8,081,175
                75,200         75,200    Wausau-Mosinee Paper Corp.                                          940,000        940,000
                                                                                       --------------------------------------------
                                                                                       $    1,528,505   $    940,000  $   2,468,505
                                                                                       --------------------------------------------
                                         Precious Metals & Minerals            0.1%
610,900                       610,900    Cambior, Inc. *                               $    1,160,710   $             $   1,160,710
                                                                                       --------------------------------------------
                                         Specialty Chemicals                   0.8%
                53,100         53,100    Cambrex Corp.                                 $                $    961,110  $     961,110
80,600                         80,600    Great Lakes Chemical Corp.                         2,732,340                     2,732,340
                46,700         46,700    H.B. Fuller Co.                                                   1,513,080      1,513,080
               139,500        139,500    PolyOne Corp. *                                                     937,440        937,440
                                                                                       --------------------------------------------
                                                                                       $    2,732,340   $  3,411,630  $   6,143,970
                                                                                       --------------------------------------------
                                         Steel                                 1.5%
78,100                         78,100    Carpenter Technology                          $    4,217,400   $             $   4,217,400
823,600                       823,600    Graftech International, Ltd. *                     3,623,840                     3,623,840
                63,100         63,100    NS Group, Inc. *                                                  1,818,542      1,818,542
                91,400         91,400    Ryerson Tull, Inc.                                                1,391,108      1,391,108
                16,500         16,500    Texas Industries, Inc. *                                            759,330        759,330
                                                                                       --------------------------------------------
                                                                                       $    7,841,240   $  3,968,980  $  11,810,220
                                                                                       --------------------------------------------
                                         Total Materials                               $   34,621,362   $ 14,006,751  $  48,628,113
                                                                                       --------------------------------------------
                                         Capital Goods                         7.1%
                                         Aerospace & Defense                   0.5%
                80,300         80,300    Hexcel Corp. *                                $                $  1,312,102  $   1,312,102
105,600                       105,600    Intrado, Inc. *                                    1,350,624                     1,350,624
               105,000        105,000    Orbital Sciences Corp. *                                          1,019,550      1,019,550
                                                                                       --------------------------------------------
                                                                                       $    1,350,624   $  2,331,652  $   3,682,276
                                                                                       --------------------------------------------
                                         Construction & Farm Machinery &
                                         Heavy Trucks                          1.5%
                27,600         27,600    Terex Corp. *                                 $                $  1,090,752  $   1,090,752
                33,400         33,400    The Toro Co.                                                      1,437,870      1,437,870
448,100                       448,100    Wabtec Corp.                                       9,275,670                     9,275,670
                                                                                       --------------------------------------------
                                                                                       $    9,275,670   $  2,528,622  $  11,804,292
                                                                                       --------------------------------------------
                                         Construction & Engineering            1.0%
130,700                       130,700    Dycom Industries, Inc. *                      $    2,566,948   $             $   2,566,948
306,100                       306,100    Insituform Technologies, Inc. *                    4,542,524                     4,542,524
                79,200         79,200    Perini Corp. *                                                    1,194,336      1,194,336
                                                                                       --------------------------------------------
                                                                                       $    7,109,472   $  1,194,336  $   8,303,808
                                                                                       --------------------------------------------
                                         Electrical Component & Equipment      0.8%
               113,300        113,300    Artesyn Technologies, Inc. *                  $                $    932,459  $     932,459
824,600                       824,600    Power-One, Inc. *                                  4,518,808                     4,518,808
                35,600         35,600    Thomas & Betts Corp. *                                            1,099,328      1,099,328
                                                                                       --------------------------------------------
                                                                                       $    4,518,808   $  2,031,787  $   6,550,595
                                                                                       --------------------------------------------
                                         Industrial Conglomerates              1.3%
                70,000         70,000    Brush Engineered Materials, Inc. *            $                $    992,600  $     992,600
450,800                       450,800    Cornell Co., Inc. *                                5,788,272                     5,788,272
169,500                       169,500    NN, Inc. *                                         2,150,955                     2,150,955
                66,900         66,900    Tredegar Corp.                                                    1,020,225      1,020,225
                                                                                       --------------------------------------------
                                                                                       $    7,939,227   $  2,012,825  $   9,952,052
                                                                                       --------------------------------------------
                                         Industrial Machinery                  1.3%
                64,000         64,000    AGCO Corp. *                                  $                $  1,175,040  $   1,175,040
                38,300         38,300    Albany International Corp.                                        1,197,641      1,197,641
96,650                         96,650    Joy Global, Inc.                                   3,628,241                     3,628,241
41,000                         41,000    Nacco Industries, Inc.                             4,202,500                     4,202,500
                                                                                       --------------------------------------------
                                                                                       $    7,830,741   $  2,372,681  $  10,203,422
                                                                                       --------------------------------------------

                                         Trading Companies & Distributors      0.7%
185,500                       185,500    Applied Industrial Technologies, Inc.         $    5,646,620   $             $   5,646,620
                                                                                       --------------------------------------------
                                         Total Capital Goods                           $   43,671,162   $  12,471,903 $  56,143,065
                                                                                       --------------------------------------------
                                         Commercial Services & Supplies        5.4%
                                         Commercial Printing                   0.3%
                24,800         24,800    Consolidated Graphics, Inc. *                 $                $   1,049,784 $   1,049,784
                35,300         35,300    John H. Harland Co.                                                1,329,751     1,329,751
                                                                                       --------------------------------------------
                                                                                       $            0   $   2,379,535 $   2,379,535
                                                                                       --------------------------------------------
                                         Data Processing Services              0.3%
207,900                       207,900    Gartner Group, Inc. *                         $    2,062,368   $             $   2,062,368
                                                                                       --------------------------------------------
                                         Diversified Commercial Services       2.2%
216,800                       216,800    Chemed Corp.                                  $    9,166,304   $             $   9,166,304
749,400                       749,400    Rent-Way, Inc. *                                   6,946,938                     6,946,938
                33,045         33,045    The Brinks Co.                                                     1,031,334     1,031,334
                                                                                       --------------------------------------------
                                                                                       $   16,113,242   $   1,031,334 $  17,144,576
                                                                                       --------------------------------------------
                                         Environmental & Facilities Services   0.7%
352,700                       352,700    Central Parking Corp.                         $    5,960,630   $             $   5,960,630
                                                                                       --------------------------------------------
                                         Human Resource & Employment Services  1.9%
                85,500         85,500    Administaff, Inc. *                           $                $   1,826,280 $   1,826,280
122,900         61,300        184,200    Korn/Ferry International *                         1,949,194         972,218     2,921,412
985,400                       985,400    On Assignment, Inc. *                              5,222,620                     5,222,620
196,800                       196,800    Watson Wyatt & Co. Holdings                        5,179,776                     5,179,776
                                                                                       --------------------------------------------
                                                                                       $   12,351,590   $   2,798,498 $  15,150,088
                                                                                       --------------------------------------------
                                         Total Commercial Services & Supplies          $   36,487,830   $   6,209,367 $  42,697,197
                                                                                       --------------------------------------------
                                         Transportation                        3.1%
                                         Air Freight & Couriers                0.2%
66,500                         66,500    Pacer International, Inc. *                   $    1,516,865   $             $   1,516,865
                                                                                       --------------------------------------------
                                         Marine                                0.5%
103,200                       103,200    Dryships, Inc. *                              $    1,909,200                     1,909,200
109,500                       109,500    Excel Maritime Carriers, Ltd. *                    1,746,525                     1,746,525
                                                                                       --------------------------------------------
                                                                                       $    3,655,725   $           0 $   3,655,725
                                                                                       --------------------------------------------
                                         Railroads                             1.3%
283,700         47,700        331,400    Genesee & Wyoming, Inc. *                     $    7,920,904   $   1,331,783 $   9,252,687
                95,200         95,200    RailAmerica, Inc. *                                                1,110,984     1,110,984
                                                                                       --------------------------------------------
                                                                                       $    7,920,904   $   2,442,767 $  10,363,671
                                                                                       --------------------------------------------

                                         Trucking                              1.2%
                30,800         30,800    Arkansas Best Corp.                           $                $  1,008,084  $   1,008,084
86,400                         86,400    Dollar Thrifty Automotive Group *                  3,109,536                     3,109,536
91,317                         91,317    Forward Air Corp.                                  2,451,861                     2,451,861
                67,700         67,700    Swift Transportation Co., Inc. *                                  1,662,034      1,662,034
61,000                         61,000    Universal Truckload Services, Inc. *               1,018,700                     1,018,700
                                                                                       --------------------------------------------
                                                                                       $    6,580,097   $  2,670,118  $   9,250,215
                                                                                       --------------------------------------------
                                         Total Transportation                          $   19,673,591   $  5,112,885  $  24,786,476
                                                                                       --------------------------------------------

                                         Automobiles & Components              0.7%
                                         Auto Parts & Equipment                0.6%
                76,900         76,900    Aftermarket Technology Corp. *                $                $  1,179,646  $   1,179,646
225,200                       225,200    Federal Signal Corp.                               3,519,876                     3,519,876
                                                                                       --------------------------------------------
                                                                                       $    3,519,876   $  1,179,646  $   4,699,522
                                                                                       --------------------------------------------

                                         Automobile Manufacturers              0.1%
                33,200         33,200    Winnebago Industries, Inc.                    $                $  1,085,308  $   1,085,308
                                                                                       --------------------------------------------
                                         Total Automobiles & Components                $    3,519,876   $  2,264,954  $   5,784,830
                                                                                       --------------------------------------------

                                         Consumer Durables & Apparel           1.1%
                                         Apparel, Accessories & Luxury Goods   0.7%
311,900         71,650        383,550    Charming Shoppes, Inc. *                      $    2,816,457   $    647,000  $   3,463,457
93,000                         93,000    Kellwood, Co.                                      2,339,880                     2,339,880
                                                                                       --------------------------------------------
                                                                                       $    5,156,337   $    647,000  $   5,803,337
                                                                                       --------------------------------------------

                                         Footwear                              0.2%
                65,550         65,550    Wolverine World Wide, Inc.                    $                $  1,506,339  $   1,506,339
                                                                                       --------------------------------------------
                                         Housewares & Specialties              0.2%
                40,100         40,100    Yankee Candle Co. *                           $                $  1,265,155  $   1,265,155
                                                                                       --------------------------------------------
                                         Total Consumer Durables & Apparel             $    5,156,337      3,418,494      8,574,831
                                                                                       --------------------------------------------

                                         Consumer Services                     1.3%
                                         Casinos & Gaming                      0.4%
157,400                       157,400    Alliance Gaming Corp. *                       $    2,044,626   $             $   2,044,626
                48,500         48,500    Scientific Games Corp. *                                          1,155,755      1,155,755
                                                                                       --------------------------------------------
                                                                                       $    2,044,626   $  1,155,755  $   3,200,381
                                                                                       --------------------------------------------
                                         Restaurants                           0.9%
208,600                       208,600    O'Charley's, Inc. *                           $    3,873,702   $             $   3,873,702
                41,500         41,500    Rare Hospitality International, Inc.*                             1,287,745      1,287,745
                83,500         83,500    Ruby Tuesday, Inc.                                                2,111,715      2,111,715
                                                                                       --------------------------------------------
                                                                                       $    3,873,702   $  3,399,460  $   7,273,162
                                                                                       --------------------------------------------
                                                                                       --------------------------------------------
                                         Total Consumer Services                       $    5,918,328   $  4,555,215  $  10,473,543
                                                                                       --------------------------------------------
                                         Media                                 0.7%
                                         Advertising                           0.4%
136,500                       136,500    EMAK Worldwide, Inc. *                        $    1,501,500   $             $   1,501,500
                23,100         23,100    R.H. Donnelley Corp. *                                            1,420,188      1,420,188
                                                                                       --------------------------------------------
                                                                                       $    1,501,500   $  1,420,188  $   2,921,688
                                                                                       --------------------------------------------
                                         Broadcasting & Cable Television       0.1%
                85,800         85,800    Gray Television, Inc.                         $                $  1,008,150  $   1,008,150
                                                                                       --------------------------------------------
                                         Movies & Entertainment                0.2%
                51,175         51,175    Alliance Atlantis Communications, Inc.*        $                $  1,240,994  $   1,240,99
                                                                                        -------------------------------------------
                                         Publishing                            0.1%
152,200                       152,200    Advanced Marketing Services, Inc. *           $      631,630   $             $     631,630
                                                                                       --------------------------------------------
                                         Total Media                                   $    2,133,130   $  3,669,332  $   5,802,462
                                                                                       --------------------------------------------
                                         Retailing                             5.9%
                                         Apparel Retail                        1.4%
                62,200         62,200    Aeropostale, Inc. *                           $                $  1,694,950  $   1,694,950
               106,800        106,800    Guess?, Inc. *                                                    1,798,512      1,798,512
                92,900         92,900    Skechers U.S.A *                                                  1,177,043      1,177,043
115,100         47,500        162,600    Stage Stores, Inc. *                               4,494,655      1,854,875      6,349,530
                                                                                       --------------------------------------------
                                                                                       $    4,494,655   $  6,525,380  $  11,020,035
                                                                                       --------------------------------------------

                                         Catalog Retail                        1.5%
608,700                       608,700    Insight Enterprises, Inc. *                   $   11,918,346   $             $  11,918,346
                                                                                       --------------------------------------------
                                         Computer & Electronics Retail         0.2%
367,800                       367,800    Tweeter Home Entertainment Group, Inc.*       $    1,302,012   $             $   1,302,012
                                                                                       --------------------------------------------
                                         General Merchandise Stores            0.6%
                43,500         43,500    American Greetings Corp.                      $                $  1,130,130  $   1,130,130
223,000                       223,000    Fred's, Inc. *                                     3,307,090                     3,307,090
                                                                                       --------------------------------------------
                                                                                       $    3,307,090   $  1,130,130  $   4,437,220
                                                                                       --------------------------------------------
                                         Specialty Stores                      2.3%
154,000                       154,000    Claire's Stores, Inc.                         $    3,631,320   $             $   3,631,320
86,000                         86,000    Cost Plus, Inc. *                                  2,000,360                     2,000,360
79,400                         79,400    Guitar Center, Inc. *                              4,525,006                     4,525,006
508,600                       508,600    Hancock Fabrics, Inc.                              2,995,654                     2,995,654
138,200                       138,200    School Specialty, Inc. *                           5,420,204                     5,420,204
                                                                                       --------------------------------------------
                                                                                       $   18,572,544   $          0  $  18,572,544
                                                                                       --------------------------------------------
                                         Total Retailing                               $   39,594,647   $  7,655,510  $  47,250,157
                                                                                       --------------------------------------------
                                         Food & Drug Retailing                 1.5%
                                         Food Distributors                     0.7%
261,800                       261,800    B & G Foods, Inc.                             $    3,801,336   $             $   3,801,336
                28,277         28,277    The J.M. Smucker Co.                                              1,408,477      1,408,477
                                                                                       -------------------------------------------
                                                                                       $    3,801,336   $  1,408,477  $   5,209,813
                                                                                       --------------------------------------------
                                         Food Retail                           0.9%
207,200                       207,200    Fresh Del Monte Produce, Inc. *               $    6,033,664                     6,033,664
                25,100         25,100    Ralcorp Holdings, Inc. *                                            957,314        957,314
                                                                                       --------------------------------------------
                                                                                       $    6,033,664   $    957,314  $   6,990,978
                                                                                       --------------------------------------------
                                         Total Food & Drug Retailing                   $    9,835,000   $  2,365,791  $  12,200,791
                                                                                       --------------------------------------------
                                         Food, Beverage & Tobacco              0.2%
                                         Packaged Foods & Meats                0.2%
                29,100         29,100    Lancaster Colony Corp.                        $                $  1,278,654  $   1,278,654
                                                                                       --------------------------------------------
                                         Total Food, Beverage & Tobacco                $                $  1,278,654  $   1,278,654
                                                                                       --------------------------------------------
                                         Household & Personal Products         1.7%
                                         Household Products                    1.4%
450,300         55,275        505,575    Nu Skin Enterprises, Inc.                     $   10,172,277   $  1,248,662  $  11,420,939
                                                                                       --------------------------------------------
                                         Personal Products                     0.3%
104,600                       104,600    NBTY, Inc. *                                  $    2,326,304   $             $   2,326,304
                                                                                       --------------------------------------------
                                         Total Household & Personal Products           $   12,498,581   $  1,248,662  $  13,747,243
                                                                                       --------------------------------------------
                                         Health Care Equipment & Services     8.3%
                                         Health Care Distributors             1.8%
198,800                       198,800    Amerigroup Corp. *                            $    7,800,912   $             $   7,800,912
400,600                       400,600    Cross Country Healthcares, Inc. *                  6,790,170                     6,790,170
                                                                                       --------------------------------------------
                                                                                       $   14,591,082   $          0  $  14,591,082
                                                                                       --------------------------------------------
                                         Health Care Equipment                1.2%
138,100                       138,100    Analogic Corp.                                $    5,867,869                     5,867,869
                27,850         27,850    Haemonetics Corp. *                                               1,133,495      1,133,495
                36,800         36,800    PolyMedica Corp.                                                  1,291,680      1,291,680
                49,100         49,100    Steris Corp. *                                                    1,188,220      1,188,220
                                                                                       --------------------------------------------
                                                                                       $    5,867,869   $  3,613,395  $   9,481,264
                                                                                       --------------------------------------------
                                         Health Care Facilities               1.5%
                33,600         33,600    Kindred Healthcare, Inc. *                    $                $  1,296,288  $   1,296,288
                30,275         30,275    Lifepoint Hospitals, Inc. *                                       1,361,770      1,361,770
69,500          25,725         95,225    Sunrise Senior Living, Inc. *                      3,624,425      1,341,559      4,965,984
57,700                         57,700    Triad Hospitals, Inc. *                            2,926,544                     2,926,544
                27,100         27,100    Universal Health Servicess, Inc. (Class B)                        1,583,453      1,583,453
                                                                                       --------------------------------------------
                                                                                       $    6,550,969   $  5,583,070  $  12,134,039
                                                                                       --------------------------------------------
                                         Health Care Services                 2.4%
                25,000         25,000    Cerner Corp. *                                $                $  1,633,750  $   1,633,750
                47,600         47,600    Lifeline Systems, Inc. *                                          1,549,856      1,549,856
124,350         18,125        142,475    Pediatrix Medical Group, Inc. *                    9,155,891      1,334,544     10,490,435
202,000                       202,000    Providence Service Corp. *                         5,102,520                     5,102,520
                                                                                       --------------------------------------------
                                                                                       $   14,258,411   $  4,518,150  $  18,776,561
                                                                                       --------------------------------------------
                                         Health Care Supplies                 0.2%
               109,700        109,700    Merit Medical Systems, Inc. *                 $                $  1,604,911  $   1,604,911
                                                                                       --------------------------------------------

                                         Managed Health Care                  1.2%
                12,850         12,850    Coventry Health Care, Inc. *                  $                $    894,617  $     894,617
137,600                       137,600    PacifiCare Health Systems *                        8,645,408                     8,645,408
                                                                                       --------------------------------------------
                                                                                       $    8,645,408   $    894,617  $   9,540,025
                                                                                       --------------------------------------------
                                         Total Health Care Equipment & Services        $   49,913,739   $ 16,214,143  $  66,127,882
                                                                                       --------------------------------------------

                                         Pharmaceuticals & Biotechnology      1.1%
                                         Biotechnology                        1.1%
                49,400         49,400    Connetics Corp. *                             $                $  1,100,138  $   1,100,138
               131,750        131,750    Cubist Pharmaceuticals, Inc. *                                    1,318,818      1,318,818
               104,100        104,100    InterMune, Inc. *                                                 1,250,241      1,250,241
284,887                       284,887    Kendle International, Inc. *                       3,284,747                     3,284,747
                93,200         93,200    Serologicals Corp. *                                              2,002,868      2,002,868
                                                                                       --------------------------------------------
                                                                                       $    3,284,747   $  5,672,065  $   8,956,812
                                                                                       --------------------------------------------
                                         Total Pharmaceuticals & Biotechnology         $    3,284,747   $  5,672,065  $   8,956,812
                                                                                       --------------------------------------------
                                         Banks                                9.5%
                                         Diversified Banks                    3.3%
331,200                       331,200    BankAtlantic Bancorp, Inc.                    $    5,875,488   $             $   5,875,488
89,700                         89,700    Banner Corp.                                       2,386,917                     2,386,917
                67,300         67,300    Commercial Capital Bankcorp, Inc.                                 1,140,735      1,140,735
25,200                         25,200    Community Bancorp *                                  717,192                       717,192
239,900         63,150        303,050    Provident Financial Services, Inc.                 4,265,422      1,122,807      5,388,229
504,100                       504,100    Texas Capital Bancshares, Inc. *                   9,436,752                     9,436,752
                43,900         43,900    Trustmark Corp.                                                   1,254,223      1,254,223
                                                                                       --------------------------------------------
                                                                                       $   22,681,771   $  3,517,765  $  26,199,536
                                                                                       --------------------------------------------
                                         Regional Banks                       5.1%
147,100                       147,100    Alliance Bankshares Corp. *                   $    2,112,356   $             $   2,112,356
                53,600         53,600    BancorpSouth, Inc.                                                1,197,960      1,197,960
595,900                       595,900    Cardinal Financial Corp. *                         5,422,690                     5,422,690
47,900                         47,900    Central Pacific Financial Corp.                    1,700,450                     1,700,450
84,400                         84,400    City National Corp.                                5,994,932                     5,994,932
                54,900         54,900    Community Bank System, Inc.                                       1,279,170      1,279,170
                41,900         41,900    Greater Bay Bancorp                                               1,052,947      1,052,947
116,200         58,900        175,100    Irwin Financial Corp.                              2,439,038      1,236,311      3,675,349
                36,500         36,500    Provident Bankshares Corp.                                        1,154,860      1,154,860
69,500                         69,500    Signature Bank *                                   1,704,140                     1,704,140
759,900                       759,900    Sterling Bancshares, Inc.                         10,334,640                    10,334,640
                51,700         51,700    Susquehanna Bancshares, Inc.                                      1,176,692      1,176,692
118,575                       118,575    Whitney Holding Corp.                              3,760,013                     3,760,013
                                                                                       --------------------------------------------
                                                                                       $   33,468,259   $  7,097,940  $  40,566,199
                                                                                       --------------------------------------------
                                         Thrifts & Mortgage Finance           1.1%
118,100         41,600        159,700    BankUnited Financial Corp.                    $    2,919,432   $  1,028,352  $   3,947,784
                43,850         43,850    Commercial Federal Corp.                                          1,096,689      1,096,689
206,200                       206,200    First Niagara Financial Group, Inc. *              2,684,724                     2,684,724
                25,925         25,925    Webster Financial Corp.                                           1,215,883      1,215,883
                                                                                       --------------------------------------------
                                                                                       $    5,604,156   $  3,340,924  $   8,945,080
                                                                                       --------------------------------------------
                                         Total Banks                                   $   61,754,186   $ 13,956,629  $  75,710,815
                                                                                       --------------------------------------------
                                         Diversified Financials               6.5%
                                         Consumer Finance                     1.6%
159,800                       159,800    Advanta Corp.                                 $    3,664,214   $             $   3,664,214
166,800         57,925        224,725    Advanta Corp. (Class B)                            4,114,956      1,429,010      5,543,966
74,100                         74,100    Cash America International, Inc.                   1,274,520                     1,274,520
                56,000         56,000    Charter Municipal Mortgage Acceptance C                           1,215,200      1,215,200
204,000                       204,000    Rewards Network, Inc. *                            1,042,440                     1,042,440
                                                                                       --------------------------------------------
                                                                                       $   10,096,130   $  2,644,210  $  12,740,340
                                                                                       --------------------------------------------
                                         Investment Banking & Brokerage       2.8%
136,700                       136,700    A.G. Edwards, Inc.                            $    5,647,077   $             $   5,647,077
618,279         60,046        678,325    Apollo Investment Corp.                           10,133,593        984,154     11,117,747
105,550                       105,550    OptionsXpress Holdings, Inc. *                     1,424,925                     1,424,925
136,100                       136,100    Piper Jaffray Co. *                                3,847,547                     3,847,547
                                                                                       --------------------------------------------
                                                                                       $   21,053,142   $    984,154  $  22,037,296
                                                                                       --------------------------------------------
                                         Diversified Financial Services       0.7%
318,600                       318,600    Nasdaq Stock Market, Inc. *                   $    5,467,176   $             $   5,467,176
                                                                                       --------------------------------------------
                                                                                       $    5,467,176   $          0  $   5,467,176
                                                                                       --------------------------------------------
                                         Specialized Finance                  1.5%
341,300                       341,300    Assured Guaranty, Ltd.                        $    7,013,715   $             $   7,013,715
124,800                       124,800    Financial Federal Corp.                            4,655,040                     4,655,040
                                                                                       --------------------------------------------
                                                                                       $   11,668,755   $          0  $  11,668,755
                                                                                       --------------------------------------------
                                         Total Diversified Financials                  $   48,285,203      3,628,364     51,913,567
                                                                                       ---------------     ----------   -----------
                                         Insurance                            3.6%
                                         Insurance Brokers                    0.2%
41,900                         41,900    Platinum Underwriter Holdings, Ltd.           $    1,273,760   $             $   1,273,760
                                                                                       --------------------------------------------

                                         Life & Health Insurance              0.2%
                30,100         30,100    AmerUs Group Co.                              $                $  1,432,459  $   1,432,459
                                                                                       --------------------------------------------

                                         Property & Casualty Insurance        2.8%
85,600                         85,600    American Safety Insurance Group, Ltd. *       $    1,249,760                 $   1,249,760
                65,400         65,400    Bristol West Holdings, Inc.                                       1,131,420      1,131,420
                36,500         36,500    Infinity Property & Casualty Corp.                                1,168,000      1,168,000
171,100                       171,100    IPC Holdings, Ltd.                                 6,541,153                     6,541,153
88,900                         88,900    National Interstate Corp. *                        1,733,550                     1,733,550
711,700                       711,700    Quanta Capital Holdings (144A) *                   4,412,540                     4,412,540
57,600                         57,600    RLI Corp. *                                        2,519,424                     2,519,424
54,700          24,875         79,575    Selective Insurance Group, Inc.                    2,632,711      1,197,234      3,829,945
                                                                                       --------------------------------------------
                                                                                       $   19,089,138   $  3,496,654  $  22,585,792
                                                                                       --------------------------------------------
                                         Reinsurance                          0.5%
151,300                       151,300    Odyssey Re Holdings Corp.                     $    3,647,843   $             $   3,647,843
                                                                                       --------------------------------------------
                                         Total Insurance                               $   24,010,741   $  4,929,113  $  28,939,854
                                                                                       --------------------------------------------
                                         Real Estate                          6.2%
                                         Real Estate Management & Development 0.4%
84,000                         84,000    Corrections Corp. of America *                $    3,032,400   $             $   3,032,400
                                                                                       --------------------------------------------
                                         Real Estate Investment Trusts        5.8%
               121,500        121,500    Anworth Mortgage Asset Corp.                  $                $  1,161,540  $   1,161,540
247,959         69,702        317,661    BioMed Property Trust, Inc.                        5,541,884      1,557,840      7,099,724
                38,100         38,100    Brandywine Realty Trust                                           1,072,896      1,072,896
231,400         35,100        266,500    Capital Trust, Inc.                                8,092,058      1,227,447      9,319,505
                41,400         41,400    Cousins Properties, Inc.                                          1,173,276      1,173,276
519,800                       519,800    Feldman Mall Properties, Inc.                      6,575,470                     6,575,470
                39,500         39,500    Heritage Property Investment Trust                                1,283,355      1,283,355
               142,800        142,800    MFA Mortgage Investments, Inc.                                    1,012,452      1,012,452
                40,500         40,500    Newcastle Investment Corp.                                        1,244,970      1,244,970
357,055        131,175        488,230    Provident Senior Living (144A)                     7,141,100      2,623,500      9,764,600
                22,300         22,300    Redwood Trust, Inc.                                               1,153,579      1,153,579
218,700                       218,700    Saxon Capital, Inc. *                              3,702,591                     3,702,591
50,000                         50,000    Universal Health Realty Inc.                       1,848,500                     1,848,500
                                                                                       --------------------------------------------
                                                                                       $   32,901,603   $ 13,510,855  $  46,412,458
                                                                                       --------------------------------------------
                                         Total Real Estate                             $   35,934,003   $ 13,510,855  $  49,444,858
                                                                                       --------------------------------------------
                                         Software & Services                  4.6%
                                         Application Software                 1.7%
                55,000         55,000    Advent Software, Inc. *                       $                $  1,103,300  $   1,103,300
               108,300        108,300    eResearch Technology, Inc. *                                      1,325,592      1,325,592
                49,700         49,700    Macrovision Corp. *                                               1,044,197      1,044,197
               207,500        207,500    Parametric Technology Co. *                                       1,249,150      1,249,150
296,850                       296,850    SPSS, Inc. *                                       5,188,938                     5,188,938
               101,400        101,400    Valueclick, Inc. *                                                1,087,008      1,087,008
               122,000        122,000    Verity, Inc. *                                                    1,040,660      1,040,660
               110,500        110,500    Wind River Systems *                                              1,811,095      1,811,095
                                                                                       --------------------------------------------
                                                                                       $    5,188,938   $  8,661,002  $  13,849,940
                                                                                       --------------------------------------------
                                         Data Processing & Outsourced
                                         Services                             0.6%
350,900                       350,900    Pegusus Systems, Inc. *                       $    3,775,684                     3,775,684
                82,000         82,000    The BISYS Group, Inc. *                                           1,254,600      1,254,600
                                                                                       --------------------------------------------
                                                                                       $    3,775,684   $  1,254,600  $   5,030,284
                                                                                       --------------------------------------------
                                         Home Entertainment Software          0.2%
               190,150        190,150    Plato Learning, Inc. *                        $                $  1,452,746  $   1,452,746
                                                                                       --------------------------------------------

                                         Internet Software & Services         1.1%
               100,300        100,300    Earthlink, Inc. *                             $                $  1,064,183  $   1,064,183
165,800                       165,800    Internet Security Systems, Inc *                   3,680,760                     3,680,760
266,050                       266,050    PEC Solutions, Inc. *                              4,126,436                     4,126,436
                                                                                       --------------------------------------------
                                                                                       $    7,807,196   $  1,064,183  $   8,871,379
                                                                                       --------------------------------------------
                                         Systems Software                     0.9%
647,900                       647,900    Borland Software Corp. *                      $    4,146,560   $             $   4,146,560
153,000                       153,000    Sybase, Inc. *                                     3,121,200                     3,121,200
                                                                                       --------------------------------------------
                                                                                       $    7,267,760   $          0  $   7,267,760
                                                                                       --------------------------------------------
                                         Total Software & Services                     $   24,039,578   $ 12,432,531  $  36,472,109
                                                                                       --------------------------------------------
                                         Technology Hardware & Equipment      3.0%
                                         Communications Equipment             1.6%
               222,300        222,300    Arris Group, Inc. *                           $                $  1,925,118  $   1,925,118
162,900                       162,900    Black Box Corp.                                    5,600,502                     5,600,502
                68,500         68,500    CommScope, Inc. *                                                 1,159,020      1,159,020
438,284                       438,284    Remec, Inc. *                                      2,739,276                     2,739,276
               122,400        122,400    Symmetricom, Inc. *                                               1,380,672      1,380,672
                                                                                       --------------------------------------------
                                                                                       $    8,339,778   $  4,464,810  $  12,804,588
                                                                                       --------------------------------------------
                                         Computer Storage & Peripherals       0.6%
96,400                         96,400    Electronics for Imaging, Inc. *               $    1,831,600   $             $   1,831,600
                50,200         50,200    Intergraph Corp. *                                                1,575,778      1,575,778
               405,800        405,800    Quantum Corp. *                                                   1,055,080      1,055,080
                                                                                       --------------------------------------------
                                                                                       $    1,831,600   $  2,630,858  $   4,462,458
                                                                                       --------------------------------------------
                                         Electronic Equipment & Instruments   0.4%
               177,600        177,600    Identix, Inc. *                               $                $    975,024  $     975,024
269,800                       269,800    Planar Systems, Inc. *                             2,169,193                     2,169,193
                                                                                       --------------------------------------------
                                                                                       $    2,169,193   $    975,024  $   3,144,217
                                                                                       --------------------------------------------
                                         Electronic Manufacturing Services    0.1%
               111,400        111,400    TTM Technologies, Inc. *                      $                $    884,516  $     884,516
                                                                                       --------------------------------------------
                                         Networking Equipment                 0.2%
               198,400        198,400    Brocade Communications Systems, Inc.*         $                $    775,744  $     775,744
               199,200        199,200    Extreme Networks, Inc. *                                            910,344        910,344
                                                                                       --------------------------------------------
                                                                                       $            0   $  1,686,088  $   1,686,088
                                                                                       --------------------------------------------
                                         Technology Distributors              0.1%
                59,400         59,400    Agilysys, Inc.                                $                $    913,572  $     913,572
                                                                                       --------------------------------------------
                                         Total Technology Hardware & Equipment         $   12,340,571   $ 11,554,868  $  23,895,439
                                                                                       --------------------------------------------
                                         Semiconductors                       0.8%
                                         Semiconductors                       0.3%
533,800                       533,800    Lattice Semiconductor Corp. *                 $    2,252,635   $             $   2,252,635
                                                                                       --------------------------------------------
                                         Semiconductor Equipment              0.5%
               170,200        170,200    Axcelis Technologies, Inc. *                  $                $  1,131,830  $   1,131,830
               126,600        126,600    Entegris, Inc. *                                                  1,228,020      1,228,020
                80,700         80,700    Photoronics, Inc. *                                               1,858,521      1,858,521
                 7,400          7,400    PortalPlayer, Inc. *                                                150,442        150,442
                                                                                       --------------------------------------------
                                                                                       $            0   $  4,368,813  $   4,368,813
                                                                                       --------------------------------------------
                                         Total Semiconductors                          $    2,252,635   $  4,368,813  $   6,621,448
                                                                                       --------------------------------------------
                                         Telecommunication Services           0.3%
                                         Integrated Telecommunication
                                         Services                             0.3%
               107,825        107,825    Aeroflex, Inc. *                              $                $    862,600  $     862,600
               100,100        100,100    CT Communications, Inc.                                           1,211,210      1,211,210
                                                                                       --------------------------------------------
                                                                                       $            0   $  2,073,810  $   2,073,810
                                                                                       --------------------------------------------
                                         Wireless Telecommunication Services  0.0%
139,000        144,250        283,250    Boston Communications Group, Inc. *           $      193,210   $    200,508  $     393,718
                                                                                       --------------------------------------------
                                         Total Telecommunication Services              $      193,210   $  2,274,318  $   2,467,528
                                                                                       --------------------------------------------
                                         Utilities                            3.2%
                                         Electric Utilities                   0.3%
                28,600         28,600    CH Energy Group, Inc.                         $                $  1,292,720  $   1,292,720
                42,400         42,400    IDACORP, Inc.                                                     1,200,768      1,200,768
                                                                                       --------------------------------------------
                                                                                       $            0   $  2,493,488  $   2,493,488
                                                                                       --------------------------------------------

                                         Gas Utilities                        2.5%
121,500                       121,500    AGL Resources, Inc.                           $    4,281,660   $             $   4,281,660
                56,300         56,300    Atmos Energy Corp.                                                1,592,727      1,592,727
141,400                       141,400    People's Energy Corp.                              6,044,850                     6,044,850
111,600                       111,600    Southwestern Energy Co. *                          7,789,680                     7,789,680
                                                                                       --------------------------------------------
                                                                                       $   18,116,190   $  1,592,727  $  19,708,917
                                                                                       --------------------------------------------
                                         Multi-Utilities                      0.4%
51,000                         51,000    Energen Corp.                                 $    3,324,180   $             $   3,324,180
                                                                                       --------------------------------------------
                                         Total Utilities                               $   21,440,370   $  4,086,215  $  25,526,585
                                                                                       --------------------------------------------
                                         TOTAL COMMON STOCKS                           $  559,337,698   $166,322,302  $ 725,660,000
                                                                                       --------------------------------------------

                                         RIGHTS/WARRANTS                      0.0%
                                         Energy                               0.0%
                                         Oil & Gas Exploration & Production   0.0%
                28,200         28,200    Arena Resources Warrants, EXP 8/9/08 *        $                $    100,110  $     100,110
                                                                                       --------------------------------------------
                                         Total Rights/Warrants                         $            0   $    100,110  $     100,110
                                                                                       --------------------------------------------

                                         EXCHANGE TRADED FUND                 0.6%
24,900                         24,900    Russell 2000 Value Exchange Traded Fund       $    4,610,235   $             $   4,610,235
                                                                                       --------------------------------------------
                                         TOTAL EXCHANGE TRADED FUND
                                                                                       $    4,610,235   $             $   4,610,235
                                                                                       --------------------------------------------

Principal    Principal  Principal
Amount       Amount     Amount
                                     TEMPORARY CASH INVESTMENTS                 17.5%
                                     Repurchase Agreement                        7.8%
55,900,000   5,900,000  61,800,000   UBS Warburg, Inc., 2.88%, dated 5/31/05,
                                     repurchase price of $55,900,000
                                     and $5,900,000 plus accrued
                                     interest on 6/1/05.                               $  55,900,000  $   5,900,000  $  61,800,000
                                                                                       -------------------------------------------

Shares        Shares       Shares    Security Lending Collateral                 9.7%
66,008,962  11,307,246  77,316,208   Securities Lending Investment Fund - 2.98 %       $  66,008,962  $  11,307,246  $  77,316,208
                                                                                       -------------------------------------------
                                     TOTAL TEMPORARY CASH INVESTMENTS                  $ 121,908,962  $  17,207,246  $ 139,116,208
                                                                                       -------------------------------------------

                                     TOTAL INVESTMENT IN SECURITIES             09.4%  $ 685,856,895  $ 183,629,658  $ 869,486,553
                                                                                       -------------------------------------------

                                     OTHER ASSETS AND LIABILITIES               -9.4%  $ (63,091,622) $ (11,624,427) $ (74,716,049)
                                                                                       -------------------------------------------

                                     TOTAL NET ASSETS                           00.0%  $ 622,765,273  $ 172,005,231  $ 794,770,504
                                                                                       -------------------------------------------
                                     Total Investments at Cost                         $ 564,292,020  $ 179,581,214  $ 743,873,234
                                                                                       -------------------------------------------

                                   * Non-income producing security

                                144A Security is exempt from registration under
                                     Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.

                                 (a) No adjustments are shown to the unaudited pro
                                     forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Small Cap Value Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
5/31/05
(Unaudited)

1. Description of the Fund

Pioneer Small Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers six classes of shares - Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. Investor Class shares were first publicly offered December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y and Investor Class shareowners.

2. Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of Pioneer Small Company Fund by the Fund, as if such acquisition had taken place as of June 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and Pioneer Small Company Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Pioneer Small Company Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and Pioneer Small Company Fund have been combined as of and for the most recent fiscal year ended May 31, 2005. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment Management, Inc.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and Pioneer Small Company Fund included in their respective semi-annual reports to shareowners dated May 31, 2005 and April 30, 2005. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on June 1, 2004.

3. Security Valuation

Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at May 31, 2005, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of Pioneer Small Company Fund, as of May 31, 2005, divided by the net asset value per share of the Fund's shares as of May 31, 2005. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at May 31, 2005:

--------------------------------------------------------------------------------------------
                           Shares of        Additional Shares     Total Outstanding Shares
                           The Fund          Assumed Issued           Post-Combination
Class of Shares         Pre-Combination     In Reorganization
------------------------------------------------------------------------------------------
Class A                   10,437,537            4,230,811               14,668,348
------------------------------------------------------------------------------------------
Class B                    4,881,822              912,511                5,794,333
------------------------------------------------------------------------------------------
Class C                    3,208,746              468,623                3,677,369
------------------------------------------------------------------------------------------
Investor Class             1,558,626                    -                1,558,626
------------------------------------------------------------------------------------------
Class R                      148,321                3,532                  151,853
------------------------------------------------------------------------------------------
Class Y                      233,513                    -                  233,513
------------------------------------------------------------------------------------------

5. Federal Income Taxes

   Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                          PIONEER SMALL CAP VALUE FUND

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Small Cap Value Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-18639 and 811-07985) as filed with the Securities and Exchange Commission on March 28, 2005 (Accession No. 0001016964-05-000114), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)         Agreement and Declaration of Trust                           (1)
(1)(b)         Amendment to Agreement and Declaration of Trust              (4)
(1)(c)         Establishment and Designation of Class R Shares              (5)
(1)(b)         Amendment to Agreement and Declaration of Trust to establish
               Investor Class Shares                                       (10)
(2)            Amended and Restated By-Laws                                 (2)
(3)            Not applicable
(4)            Form of Agreement and Plan of Reorganization                (11)
(5)            Reference is made to Exhibits (1) and (2) hereof
(6)(a)         Management Contract                                          (4)
(6)(b)         Addendum to Management Contract                              (5)
(6)(b)         Expense Limitation Agreement for Investor Class Shares      (10)
(7)(a)         Underwriting Agreement with Pioneer Funds Distributor, Inc.  (4)
(7)(b)         Dealer Sales Agreement                                       (6)
(8)            Not applicable
(9)            Custodian Agreement with Brown Brothers Harriman & Co.      (10)
(10)(a)        Multiple Class Plan Pursuant to Rule 18f-3                  (10)
(10)(b)        Class A Shares Distribution Plan                             (2)
(10)(c)        Class B Shares Distribution Plan                             (4)
(10)(d)        Class C Shares Distribution Plan                             (3)
(10)(e)        Class R Shares Distribution Plan                             (5)
(10)(f)        Class R Shares Service Plan                                  (5)
(11)           Opinion of Counsel (legality of securities being offered)    (*)
(12)           Form of Opinion as to Tax matters and Consent                (*)
(13)(a)        Investment Company Service Agreement                        (10)
(13)(b)        Administration Agreement                                    (10)
(14)           Consents of Independent Registered Public Accounting Firm    (*)
(15)           Not applicable
(16)           Powers of Attorney                                           (9)
(17)(a)        Code of Ethics                                              (10)
(17)(b)        Form of Proxy Card                                           (*)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Fund's Registration Statement on Form N-1A (File No. 333-18639) as filed with the Securities and Exchange Commission (the "SEC") on December 23, 1996 (Accession No. 0001025187-96-000002).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A as filed with the SEC on March 30, 2001 (Accession No. 0001016964-01-000061).

(3) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A as filed with the SEC on July 6, 2001 (Accession No. 0001016964-01-500072).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement on form N-1A as filed with the SEC on April 1, 2002 (Accession No. 0001016964-02-000065).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A as filed with the SEC on February 4, 2003 (Accession No. 0001016964-03-000022).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed with the SEC on April 1, 2004 (Accession No. 0001016964-04-000088).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Initial Registration Statement on Form N-14 (File No. 333-118451) as filed with the SEC on August 23, 2004 (Accession No. 0001145443-04-001283).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-118451) as filed with the SEC on October 26, 2004 (Accession No. 0001145443-04-001619).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-18639) as filed with the SEC on January 28, 2005 (Accession No. 0001016964-05-000028).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 333-18639) as filed with the SEC on March 28, 2005 (Accession No. 0001016964-05-000114).

(11) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(*) Filed herewith.


ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 20th day of October, 2005.

                                       Pioneer Small Cap Value Fund

                                       By: /s/ Osbert M. Hood
                                       ----------------------------------------
                                               Osbert M. Hood
                                               Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                     Date

         *
---------------------------
John F. Cogan, Jr.                    Chairman of the Board,
                                      Trustee, and Prsident

         *
---------------------------
Vincent Nave                          Chief Financial Officer,
                                      Principal Accounting
                                      Officer, and Treasurer
         *
---------------------------
Mary K. Bush                          Trustee

         *
---------------------------
David R. Bock                         Trustee

         *
---------------------------
Margaret B.W. Graham                  Trustee


/s/ Osbert M. Hood                                             October 20, 2005
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee

         *
---------------------------
Steven K. West                        Trustee

         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                    October 20, 2005
         --------------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.       Description

(11)              Opinion of Counsel (legality of securities being offered)

(12)              Form of Opinion as to Tax Matters and Consent

(14)              Consent of Independent Registered Public Accounting Firm

(17)(b)           Form of Proxy Card